UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05149

811-10631

Name of Fund: Merrill Lynch Funds for Institutions Series

Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Institutional Tax-Exempt Fund
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund

Master Institutional Money Market LLC

Master Premier Institutional Fund
Master Institutional Fund
Master Institutional Tax-Exempt Fund

Fund Address:	P.O. Box 9011
Princeton, NJ 08543-9011

Name and address of agent for service: Barry F.X. Smith, Vice President, Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC, One Financial Center, Boston, Massachusetts, 02111. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (617) 342-1600

Date of fiscal year end: 04/30/2008

Date of reporting period: 05/01/2007 – 07/31/2007

1

Item 1 – Schedule of Investments

Merrill Lynch Premier Institutional Portfolio
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Certificates of Deposit — Variable Rate — 1.9%
Bank of Nova Scotia, NY	$190,315,000	5.27%	07/30/08	$190,245,007
Calyon, NY	225,000,000	5.27	04/02/08	224,954,816
Total Certificates of Deposit — Variable Rate (Cost $415,199,823)				415,199,823

Euro Certificates of Deposit — 0.7%
Deutsche Bank AG	52,000,000	5.35	08/07/07	51,999,960
Societe Generale	100,000,000	5.30	08/10/07	99,999,942
Total Euro Certificates of Deposit (Cost $151,999,902)				151,999,902

Yankee Certificates of Deposit — 19.1%
Banco Bilbao Vizcaya	250,000,000	5.31	08/07/07	250,000,000
Argentaria S.A., NY	150,000,000	5.31	08/15/07	150,000,288
Bank of Ireland (Stamford Branch)	200,000,000	5.30	08/10/07	200,000,000
Barclays Bank Plc, NY	200,000,000	5.32	10/05/07	200,000,000
Banque Nationale De	450,000,000	5.27	10/03/07	450,000,000
Paris, NY	300,015,000	5.31	11/20/07	300,015,000
Canadian Imperial Bank	110,410,000	5.32	10/17/07	110,410,000
of Commerce, NY	200,000,000	5.32	11/02/07	200,000,000
Credit Suisse, NY	150,000,000	5.30	08/01/07	150,000,000
	400,000,000	5.30	08/15/07	400,000,000
Depfa Bank Plc, NY	175,000,000	5.32	11/01/07	175,000,000
Deutsche Bank AG, NY	224,765,000	5.39	03/11/08	224,765,000
HBOS Treasury	239,275,000	5.27	10/03/07	239,275,000
Services, Plc, NY	78,000,000	5.28	10/05/07	78,000,000
Industrial Bank	50,000,000	5.31	08/09/07	50,000,000
of Japan LTD	273,000,000	5.31	08/27/07	273,000,000
Nordea Bank Finland Plc., NY	52,000,000	5.27	10/03/07	52,000,000
Svenska Handelsbanken	325,000,000	5.30	08/03/07	325,000,000
AB, NY	300,000,000	5.30	08/15/07	300,000,000
Total Yankee Certificates of Deposit (Cost $4,127,465,288)				4,127,465,288

Corporate Notes — Variable Rate — 6.3%
Arkle Master_06_1A	49,500,000	5.30	11/17/07	49,500,000
ASIF Global	118,000,000	5.34	10/23/07	118,000,000
Financing XXXII (b)
Bank of Ireland (b)	53,800,000	5.32	10/19/07	53,800,000
HSBC Finance Corp.	247,000,000	5.37	10/23/07	247,000,000
Lehman Brothers	150,000,000	5.40	09/21/07	150,000,000
Holdings Inc.
Northern	215,000,000	5.43	10/08/07	215,000,000
Rock Plc (b)
Premium Asset Trust,	150,000,000	5.38	09/14/07	150,000,000
Series 2004-10 (b)
Skandinaviska Enskilda	200,000,000	5.32	10/09/07	200,000,000
Banken AB (b)	47,000,000	5.34	01/08/08	47,000,000
Westpac	124,000,000	5.37	10/11/07	124,000,000
Banking Corp. (b)
Total Corporate Notes — Variable Rate (Cost $1,354,300,000)				1,354,300,000

Medium Term Notes — Variable Rate — 4.6%
Australia New Zealand	$49,720,000	5.33%	12/28/07	$49,720,000
Banking Group (b)
Cullinan	250,000,000	5.28	08/15/07	249,999,052
Finance Corp. (b)	136,455,000	5.30	06/25/08	136,442,734
Fifth Third Bancorp (b)	300,000,000	5.32	10/22/07	300,000,000
Holmes Master	50,000,000	5.32	10/15/07	50,000,000
Issuer Plc, 2006-1 A
Sigma Finance Inc. (b)	200,000,000	5.32	09/26/07	199,996,940
Total Medium Term Notes — Variable Rate (Cost $986,158,726)				986,158,726

Master Notes — Variable Rate — 5.6%
Genworth Life and	50,000,000	5.41	10/01/07	50,000,000
Annuity Assurance Co. (a)	50,000,000	5.40	11/01/07	50,000,000
Hartford Life	20,000,000	5.39	10/01/07	20,000,000
Insurance Company (a)	50,000,000	5.39	01/01/08	50,000,000
ING USA Annuity & Life	90,000,000	5.43	02/23/08	90,000,000
Insurance Co. (a)
Metlife	210,000,000	5.37	09/04/07	210,000,000
Insurance	108,000,000	5.41	10/15/07	108,000,000
Company of	125,500,000	5.35	11/06/07	125,500,000
Connecticut (a)	35,000,000	5.35	03/03/08	35,000,000
Morgan Stanley (a)	50,000,000	5.55	05/09/08	50,000,000
	77,946,000	5.55	07/31/08	77,946,000
New York Life	220,000,000	5.43	10/15/07	220,000,000
Insurance Company (a)
Transamerica Life	125,000,000	5.38	04/22/08	125,000,000
Insurance Company (a)
Total Master Notes — Variable Rate (Cost $1,211,446,000)				1,211,446,000

Structured Liquidity Notes — 2.8%
Dakota Notes	75,000,000	5.26	10/17/07	74,156,208
	163,800,000	5.26	10/18/07	161,933,226
Emerald Notes	134,500,000	5.27	08/16/07	134,204,660
	109,000,000	5.29	09/07/07	108,407,373
Valcour Bay	45,600,000	5.33	08/02/07	45,593,249
Capital Company LLC	50,000,000	5.31	08/10/07	49,933,625
	32,000,000	5.32	08/10/07	31,957,440
Total Structured Liquidity Notes (Cost $606,185,781)				606,185,781

Commercial Paper — 42.7%
Amstel	86,945,000	5.16	09/28/07	86,222,197
Funding Corp.	128,725,000	5.25	10/22/07	127,185,664
Asscher Finance Corp.	21,800,000	5.25	08/23/07	21,730,058
	27,650,000	5.25	09/05/07	27,508,870
Atlantis One	231,580,000	5.21	08/07/07	231,379,104
Funding Corp.	51,366,000	5.26	09/24/07	50,960,722
Bank of	477,400,000	5.17	09/05/07	475,000,402
America Corporation	210,000,000	5.13	09/14/07	208,682,530
	290,000,000	5.19	11/28/07	285,029,601
Bear Stearns Co. Inc. (The)	55,940,000	5.18	08/10/07	55,867,558
Cafco, LLC	49,000,000	5.25	10/30/07	48,356,875
Cedar Springs Capital Co.	135,000,000	5.26	10/17/07	133,481,175
Charta LLC	200,000,000	5.23	08/13/07	199,651,333

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)    1

Merrill Lynch Premier Institutional Portfolio
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Commercial Paper — (concluded)
Citigroup Funding Inc.	$200,000,000	5.24%	08/06/07	$199,854,444
	200,000,000	5.28	08/28/07	199,208,750
	150,000,000	5.25	09/20/07	148,906,250
	100,000,000	5.28	10/03/07	99,076,875
	200,000,000	5.27	10/10/07	197,950,556
	100,000,000	5.25	10/12/07	98,950,000
Clipper Receivables	200,000,000	5.27	08/27/07	199,238,778
Company LLC.
Concord Minute	179,498,000	5.23	08/14/07	179,158,998
Capital Co LLC, Series A
CRC Funding LLC	84,250,000	5.27	09/04/07	83,831,067
Crown Point	222,549,000	5.25	10/18/07	220,017,505
Capital LLC, Series A
Fairway Finance Co. LLC	80,144,000	5.27	08/15/07	79,979,749
	65,835,000	5.26	09/14/07	65,412,156
Falcon Asset Securitization	100,000,000	5.28	08/21/07	99,706,667
Company LLC
General Electric Co.	221,000,000	5.19	08/21/07	220,362,783
General Electric	100,000,000	5.23	09/05/07	99,491,528
Capital Corporation	250,000,000	5.24	09/12/07	248,471,667
	500,000,000	5.25	09/28/07	495,770,833
Grampian Funding LLC	315,000,000	5.20	08/10/07	314,590,500
	130,000,000	5.15	09/21/07	129,052,463
	172,460,000	5.19	11/19/07	169,727,707
Greyhawk Funding LLC	100,000,000	5.25	10/15/07	98,906,250
HBOS Treasury	100,000,000	5.25	10/12/07	98,951,000
Services Plc	300,000,000	5.25	10/22/07	296,412,500
Irish Life & Permanent Plc	71,000,000	5.25	10/11/07	70,264,854
Jupiter Securitization	53,250,000	5.28	08/21/07	53,093,800
Company LLC	164,182,000	5.28	08/30/07	163,483,679
Lake Constance	106,000,000	5.25	10/11/07	104,902,458
Funding, LLC	150,000,000	5.25	10/12/07	148,425,000
Landale Funding LLC	67,150,000	5.24	08/15/07	67,013,163
Lexington Parker Capital	182,467,000	5.25	10/25/07	180,205,170
Mont Blanc Capital Corp.	150,000,000	5.23	08/15/07	149,694,917
Raiffeisen	100,000,000	5.25	10/15/07	98,906,250
Zentralank Osterreich Ag
Ranger Funding	205,530,000	5.28	08/24/07	204,836,679
Company LLC
Regency Markets	86,122,000	5.24	08/15/07	85,946,670
Skandinaviska	77,180,000	5.21	08/08/07	77,101,887
Enskilda Banken
Societe Generale	50,000,000	5.23	08/02/07	49,992,736
North America Inc.	118,400,000	5.26	10/01/07	117,345,730
	150,000,000	5.25	10/05/07	148,578,125
	200,000,000	5.25	10/22/07	197,610,611
Solitaire Funding LLC	182,760,000	5.25	09/12/07	181,640,595
UBS Finance	50,849,000	5.19	08/06/07	50,812,346
Delaware LLC	325,000,000	5.14	08/08/07	324,675,181
	175,000,000	5.23	08/09/07	174,796,611
	300,000,000	5.25	10/10/07	296,940,417
Westpac Securities	150,000,000	5.15	08/08/07	149,849,792
NZ Ltd	140,000,000	5.25	10/23/07	138,307,031
Total Commercial Paper (Cost $9,228,508,817)				9,228,508,817

Time Deposits — 9.5%
Deutsche Bank, AG	$225,000,000	5.35%	08/01/07	$225,000,000
Cayman
Intesa San Paolo Spa	350,000,000	5.38	08/01/07	350,000,000
Nassau
KBC Bank NV	351,185,000	5.34	08/01/07	351,185,000
National City Bank (Cleveland) Cayman	700,000,000	5.31	08/01/07	700,000,000
Societe Generale	425,000,000	5.37	08/01/07	425,000,000
Cayman
Total Time Deposits
(Cost $2,051,185,000)				2,051,185,000

Face Amount	Issue	Value

Collateralized Advancements — 8.3%
$100,000,000	Barclays Capital Inc., purchased on 07/31/07 to yield 5.42% to 08/01/07, collateralized by corporate obligations with an aggregate value of $102,000,000, 5.65% – 6.87% due from 06/15/14 to 03/01/33.	$100,000,000
400,000,000	Barclays Capital Inc., purchased on 07/31/07 to yield 5.43% to 08/01/07, collateralized by corporate obligations with an aggregate value of $408,000,000, 0% – 8.00% due from 07/25/08 to 08/07/37.	400,000,000
275,000,000	Deutsche Bank Securities, Inc., purchased on 07/31/07 to yield 5.43% to 08/01/07, collateralized by corporate obligations with an aggregate value of $280,500,000, 0% – 6.00% due from 05/16/08 to 09/08/46.	275,000,000
85,000,000	Deutsche Bank Securities, Inc., purchased on 07/31/07 to yield 5.48% to 08/01/07, collateralized by corporate obligations with an aggregate value of $88,400,000, 6.25% – 11.00% due from 08/15/10 to 01/15/31.	85,000,000
400,000,000	Goldman Sachs & Company, purchased on 07/31/07 to yield 5.48% to 08/01/07, collateralized by corporate obligations with an aggregate value of $416,000,000, 0% – 14.00% due from 04/01/09 to 07/14/49.	400,000,000
200,000,000	HSBC Securities (USA) Inc., purchased on 07/31/07 to yield 5.44% to 08/01/07, collateralized by corporate obligations with an aggregate value of $204,004,614, 0% – 7.32% due from 08/24/07 to 08/25/37.	200,000,000
325,000,000	JP Morgan Securities Inc., purchased on 07/31/07 to yield 5.48% to 08/01/07, collateralized by corporate obligations with an aggregate value of $338,002,900, 0% – 9.32% due from 07/02/08 to 04/08/49.	325,000,000

Total Collateralized Advancements (Cost $1,785,000,000)	1,785,000,000
Total Investments — 101.5% (Cost $21,917,449,337)	21,917,449,337
Liabilities in Excess of Other Assets — (1.5%)	(315,919,327)
Net Assets	$21,601,530,010

2    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)

Merrill Lynch Premier Institutional Portfolio
Schedule of Investments (concluded)

Note — Costs for federal income tax purposes is $21,917,449,337.

*	Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at July 31, 2007. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

(a)	Restricted securities — Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

Security	Acquisition Date	Cost
Genworth Life and Annuity Assurance Co.
5.41%, 10/01/07	10/02/06	$50,000,000
5.40%, 11/01/07	11/01/06	$50,000,000
Hartford Life Insurance Co.
5.39%, 10/01/07	09/01/06	$20,000,000
5.39%, 01/01/08	12/01/06	$50,000,000
ING USA Annuity and Life Insurance Co.
5.43%, 02/23/08	01/23/07	$90,000,000
Metlife Insurance Co.
5.37%, 09/04/07	09/01/06	$210,000,000
5.41%, 10/15/07	09/15/06	$108,000,000
5.35%, 11/06/07	10/06/06	$125,500,000
5.35%, 03/03/08	03/01/07	$35,000,000
Morgan Stanley
5.55%, 05/09/08	05/09/07	$50,000,000
5.55%, 07/31/08	07/31/07	$77,946,000
New York Life Insurance Co.
5.43%, 10/15/07	10/18/06	$87,000,000
5.43%, 10/15/07	11/16/06	$96,000,000
5.43%, 10/15/07	12/06/06	$37,000,000
Transamerica Life Insurance Co.
5.38%, 04/22/08	03/23/07	$125,000,000

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,211,446,000 or 5.6% of net assets.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $1,843,958,726 or 8.5% of net assets.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)    3

Merrill Lynch Institutional Portfolio
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

U.S. Government & Agency Issues — 1.4%
U.S. Treasury Notes	$18,000,000	4.38%	01/31/08	$17,997,008
Fannie Mae	14,965,000	3.38	09/07/07	14,945,889
	14,000,000	4.38	09/07/07	13,994,897
	55,000,000	4.88	01/11/08	54,997,990
	14,200,000	4.96	02/08/08	14,200,000
Federal Home Loan Banks	18,000,000	4.00	09/07/07	17,983,957
	21,000,000	4.25	09/26/07	20,983,955
	7,000,000	4.56	10/18/07	6,997,362
	8,250,000	3.50	11/27/07	8,215,914
	11,865,000	3.40	02/06/08	11,783,123
Freddie Mac	10,000,000	3.00	09/18/07	9,977,862
	25,750,000	4.45	09/28/07	25,750,000
	25,000,000	4.60	10/05/07	25,000,000
	24,445,000	4.63	10/05/07	24,442,494
	25,000,000	4.73	10/19/07	25,000,000
	35,300,000	4.75	10/24/07	35,299,360
Total U.S. Government & Agency Issues (Cost $327,569,811)				327,569,811

Certificates of Deposit — 0.7%
Citibank, N.A. NY	160,000,000	5.30	08/09/07	160,000,000
Total Certificates of Deposit (Cost $160,000,000)				160,000,000

Certificates of Deposit — Variable Rate — 3.4%
Bank of America, N.A.	315,000,000	5.31	08/14/07	315,000,000
Bank of Nova Scotia, NY	218,575,000	5.27	07/03/08	218,494,614
Caylon, NY	225,000,000	5.27	04/02/08	224,954,816
Total Certificates of Deposit — Variable Rate (Cost $758,449,430)				758,449,430

Yankee Certificates of Deposit — 19.0%
Banco Bilbao Vizcaya	250,000,000	5.31	08/07/07	250,000,000
Argentaria S.A., NY	150,000,000	5.31	08/15/07	150,000,288
Bank of Ireland Stamford Branch)	200,000,000	5.30	08/10/07	200,000,000
Barclays Bank Plc, NY	200,000,000	5.27	10/02/07	200,000,000
	125,000,000	5.32	10/05/07	125,000,000
Banque Nationale De	300,000,000	5.27	10/03/07	300,000,000
Paris, NY	292,205,000	5.31	11/20/07	292,205,000
Caylon, NY	74,000,000	5.30	09/13/07	73,998,009
Canadian Imperial Bank	114,565,000	5.32	10/17/07	114,565,000
of Commerce, NY
Credit Suisse, NY	150,000,000	5.30	08/01/07	150,000,000
	100,000,000	5.30	08/15/07	100,000,000
	200,000,000	5.30	08/21/07	200,000,000
Depfa Bank Plc, NY	200,000,000	5.32	10/18/07	200,000,000
Deutsche Bank AG, NY	220,540,000	5.39	03/11/08	220,540,000
HBOS Treasury	210,000,000	5.27	10/03/07	210,000,000
Services, Plc, NY	76,845,000	5.28	10/05/07	76,845,000
Industrial Bank	50,000,000	5.31	08/09/07	50,000,000
of Japan LTD	50,000,000	5.33	08/21/07	50,000,000
	280,000,000	5.31	08/27/07	280,000,000
Nordea Bank, Finland Plc., NY	48,000,000	5.27	10/03/07	48,000,000
Societe Generale, NY	100,000,000	5.30	08/10/07	99,999,942
	150,000,000	5.30	08/14/07	150,000,000
Svenska Handelsbanken	350,000,000	5.30	08/03/07	350,000,000
AB, NY	82,600,000	5.31	08/09/07	82,600,091
	300,000,000	5.30	08/15/07	300,000,000
Total Yankee Certificates of Deposit (Cost $4,273,753,330)				4,273,753,330

Corporate Notes —Variable Rate—3.7%
ANZ National Int’l Ltd. (b)	125,000,000	5.32	10/08/07	125,000,000
ASIF Global	35,000,000	5.34	10/23/07	35,000,000
Financing XXXII (b)
Bank of Ireland (b)	30,200,000	5.32	10/19/07	30,200,000
General Electric	100,000,000	5.45	10/17/07	100,000,000
Capital Corporation
Goldman Sachs	122,500,000	5.37	09/14/07	122,500,000
Group, Inc (b)
HSBC Finance Corp.	91,000,000	5.37	10/23/07	91,000,000
Metlife Global	28,000,000	5.41	10/15/07	28,000,000
Funding I (b)	37,500,000	5.35	11/06/07	37,500,000
Nationwide	31,500,000	5.44	10/26/07	31,500,000
Building Society (b)
Northern Rock Plc (b)	56,000,000	5.45	10/08/07	56,000,000
Skandinaviska	110,000,000	5.32	10/09/07	110,000,000
Enskilda	43,000,000	5.34	01/08/08	43,000,000
Banken AB (b)
Westpac	25,000,000	5.40	10/11/07	25,000,000
Banking Corporation (b)
Total Corporate Notes — Variable Rate (Cost $834,700,000)				834,700,000

Medium Term Notes — Variable Rate — 2.2%
Australia and New Zealand	44,605,000	5.33	12/28/07	44,605,000
Banking Group Limited (b)
Canadian Imperial Bank	100,000,000	5.41	03/17/08	100,000,000
of Commerce, NY
CC (USA) Inc. (b)	25,000,000	5.36	03/14/08	25,004,048
Cullinan Finance Corp. (b)	138,560,000	5.30	06/25/08	138,547,545
Natixis, NY	180,840,000	5.30	03/31/08	180,798,922
Total Medium Term Notes — Variable Rate (Cost $488,955,515)				488,955,515

Structured Liquidity Notes — 1.1%
Concord Minutemen Capital	97,222,000	5.27	10/12/07	96,197,280
Co LLC, Series C
Valcour Bay	49,400,000	5.33	08/02/07	49,392,686
Capital Company LLC	48,000,000	5.31	08/10/07	47,936,280
	31,000,000	5.32	08/10/07	30,958,770
	30,000,000	5.31	08/13/07	29,946,900
Total Structured Liquidity Notes (Cost $254,431,916)				254,431,916

Master Notes —Variable Rate — 3.7%
Genworth Life	45,000,000	5.39	10/01/07	45,000,000
Insurance Co. (a)
Hartford Life	80,000,000	5.39	10/01/07	80,000,000
Insurance Co. (a)
ING USA Annuity	30,000,000	5.41	09/18/07	30,000,000
& Life Insurance Co. (a)	100,000,000	5.43	02/23/08	100,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007

1

Merrill Lynch Institutional Portfolio
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Master Notes —Variable Rate — (concluded)
Morgan Stanley Mortgage	$58,000,000	5.55	07/31/08	$58,000,000
Capital Inc. (a)
New York Life	360,000,000	5.43	10/15/07	360,000,000
Insurance Company (a)	45,000,000	5.43	04/14/08	45,000,000
Transamerica Life	125,000,000	5.38	04/22/08	125,000,000
Insurance Company (a)
Total Master Notes — Variable Rate (Cost $843,000,000)				843,000,000

Time Deposits — 2.2%
National City Bank Cleveland	495,218,000	5.31	08/01/07	495,218,000
Total Time Deposits (Cost $495,218,000)				495,218,000
Commercial Paper — 55.3%
Allied Irish Banks	92,065,000	5.21	08/06/07	91,998,445
North America, Inc.
Amstel	237,800,000	5.30	09/04/07	236,644,688
Funding Corp.	76,865,000	5.16	09/28/07	76,225,996
	133,000,000	5.25	10/22/07	131,409,542
Aquifer Funding LLC	182,700,000	5.31	08/06/07	182,565,259
Aspen	75,000,000	5.26	09/20/07	74,452,083
Funding Corp.	75,000,000	5.26	09/24/07	74,408,250
Asscher Finance	22,000,000	5.25	08/23/07	21,929,417
Corp.	27,900,000	5.25	09/05/07	27,757,594
Atlantis One Funding Corp.	51,917,000	5.23	08/10/07	51,849,119
Atomium	91,000,000	5.28	10/05/07	90,132,467
Funding LLC	121,000,000	5.26	10/10/07	119,762,439
Banco Bilbao Vizcaya	75,000,000	5.26	10/31/07	74,002,792
Argentaria Puerto Rico
Bank of	114,500,000	5.17	09/05/07	113,924,478
America Corporation	250,000,000	5.25	10/12/07	247,375,000
	290,000,000	5.19	11/28/07	285,029,601
Beethoven	235,909,000	5.29	08/10/07	235,597,010
Funding Corp.	112,000,000	5.27	09/17/07	111,230,140
Cafco, LLC	100,000,000	5.28	09/13/07	99,369,333
	200,000,000	5.25	10/10/07	197,958,333
Cancara Asset	64,196,000	5.23	08/09/07	64,121,390
Securitisation LLC	238,000,000	5.27	08/13/07	237,582,310
	131,782,000	5.26	09/18/07	130,858,647
	150,000,000	5.26	10/25/07	148,138,854
Chariot Funding LLC	78,131,000	5.28	08/14/07	77,982,030
Charta LLC	200,000,000	5.26	09/18/07	198,597,333
	170,000,000	5.26	09/20/07	168,758,056
	195,000,000	5.25	10/10/07	193,009,375
Ciesco LLC	100,000,000	5.27	08/13/07	99,824,333
	100,000,000	5.26	09/18/07	99,298,667
	100,000,000	5.27	10/02/07	99,092,389
	71,500,000	5.25	10/10/07	70,770,104
Citigroup	150,000,000	5.24	08/06/07	149,890,833
Funding	350,000,000	5.27	10/02/07	346,823,361
Inc.	50,000,000	5.28	10/03/07	49,538,438
Concord Minuteman	58,815,000	5.24	08/14/07	58,703,709
Capital Co LLC, Series A
CRC Funding LLC	50,000,000	5.27	08/28/07	49,802,375
	50,000,000	5.27	08/30/07	49,787,938
	50,000,000	5.25	09/12/07	49,693,750
	200,000,000	5.26	09/17/07	198,626,556
	82,800,000	5.28	09/18/07	82,217,640
	196,500,000	5.25	10/10/07	194,494,063
Crown Point	60,150,000	5.25	10/18/07	59,465,794
Capital LLC, Series A
Fairway Finance	59,584,000	5.25	09/19/07	59,158,223
Co. LLC	40,678,000	5.25	10/15/07	40,233,084
General Electric	196,000,000	5.19	08/21/07	195,434,867
Capital Corporation	230,000,000	5.23	09/05/07	228,830,514
	450,000,000	5.24	09/12/07	447,249,000
	125,000,000	5.25	09/28/07	123,942,708
Grampian Funding	103,000,000	5.15	09/21/07	102,249,259
LLC	165,225,000	5.19	11/19/07	162,607,331
	74,100,000	5.19	11/21/07	72,903,532
Greyhawk	175,000,000	5.29	08/09/07	174,794,472
Funding LLC	56,000,000	5.25	10/17/07	55,371,167

Commercial Paper — (continued)
Lake Constance	171,000,000	5.25%	10/19/07	169,029,937
Funding LLC
Landale Funding LLC	66,700,000	5.24	08/15/07	66,564,080
Lexington Parker	51,338,000	5.24	08/14/07	51,240,857
Capital CP
Macquarie Bank Limited	46,895,000	5.22	08/13/07	46,813,481
Mont Blanc	200,000,000	5.26	09/17/07	198,626,556
Capital Corp.
Northern Rock Plc	68,350,000	5.26	10/25/07	67,501,938
North Sea	51,693,000	5.25	10/15/07	51,127,608
Funding LLC	60,824,000	5.26	10/23/07	60,087,075
	61,465,000	5.26	10/25/07	60,702,364
Old Line	104,792,000	5.28	08/28/07	104,377,417
Funding LLC	95,378,000	5.25	10/12/07	94376531
Park Avenue	227,856,000	5.28	08/20/07	227,221,041
Receivables Co LLC	56,823,000	5.26	09/13/07	56,465,994
	92,800,000	5.26	09/19/07	92,135,604
Raiffeisen Zentralbk	100,000,000	5.24	08/14/07	99,810,778
Osterreich Ag
Ranger Funding	217,470,000	5.28	08/24/07	216,736,401
Company LLC
Regency Markets No. 1 LLC	82,825,000	5.24	08/15/07	82,656,382
	62,656,000	5.28	08/20/07	62,481,399
Scaldis Capital LLC	253,901,000	5.28	08/15/07	253,379,657
Skandinaviska	69,140,000	5.21	08/08/07	69,070,025
Enskilda Banken AB
Societe Generale	150,000,000	5.25	10/05/07	148,578,125
North America Inc.
Solitaire	295,000,000	5.28	08/14/07	294,437,533
Funding LLC	180,240,000	5.25	09/12/07	179,136,030
	261,000,000	5.26	09/18/07	259,171,260
	100,000,000	5.26	10/03/07	99,080,375
	100,000,000	5.25	10/23/07	98,789,583
	91,075,000	5.25	10/25/07	89,946,049
St George Bank Ltd.	35,050,000	5.21	08/07/07	35,019,565
Surrey Funding Corp.	85,000,000	5.26	09/10/07	84,503,222

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007

2

Merrill Lynch Institutional Portfolio
Schedule of Investments (concluded)

Issue	Face Amount	Interest Rate*	Maturity Date	Value

COMMERCIAL PAPER — (concluded)
Thames Asset	$42,040,000	5.28	08/21/07	$41,916,683
Global Securities No 1 PLC
Thunder Bay	53,298,000	5.28	08/08/07	53,243,281
Funding LLC	44,428,000	5.28	08/16/07	44,330,258
Ticonderoga	120,000,000	5.28	08/21/07	119,648,000
Funding LLC
UBS Americas Inc.	147,500,000	5.23	08/07/07	147,371,429
UBS Financial	400,000,000	5.14	08/08/07	399,600,222
Delaware LLC	122,650,000	5.23	08/13/07	122,436,180
	178,000,000	5.23	08/16/07	177,612,108
Unicredito Italiano Bank	38,395,000	5.21	08/06/07	38,367,217
Ireland PLC	35,150,000	5.15	08/10/07	35,104,744
Vetra Finance Inc (Delaware)	55,000,000	5.25	08/06/07	54,959,896
Victory Receivables	125,576,000	5.28	08/09/07	125,428,657
Corp.	91,000,000	5.28	08/28/07	90,639,981
Westpac Banking Corp	180,000,000	5.25	10/09/07	178,188,750
Yorktown Capital	150,000,000	5.27	09/10/07	149,122,500
LLC	177,108,000	5.25	09/18/07	175,867,063
Total Commercial Paper (Cost $12,456,377,924)				12,456,377,924

Face Amount	Issue	Value

Collateralized Advancements — 7.4%
$100,000,000	Barclays Capital Inc., purchased on 07/31/07 to yield 5.42% to 08/01/07, collateralized by corporate obligations with an aggregate value of $102,000,000, 5.13% — 7.00% due from 06/09/08 to 10/30/31.	$100,000,000
475,000,000	Barclays Capital Inc., purchased on 07/31/07 to yield 5.43% to 08/01/07, collateralized by corporate obligations with an aggregate value of $484,500,000, 0% — 7.95% due from 11/21/08 to 05/15/67.	475,000,000
175,000,000	Citigroup Global Markets Inc., purchased on 07/31/07 to yield 5.48% to 08/01/07, collateralized by corporate obligations with an aggregate value of $182,000,000, 0% — 8.87% due from 01/25/08 to 10/15/51.	175,000,000
280,000,000	Deutsche Bank Securities, Inc., purchased on 07/31/07 to yield 5.44% to 08/01/07, collateralized by corporate obligations with an aggregate value of $285,600,000, 0% — 5.75% due from 08/15/07 to 12/25/34.	280,000,000
100,000,000	Goldman Sachs & Company, purchased on 07/31/07 to yield 5.45% to 08/01/07, collateralized by corporate obligations with an aggregate value of $102,000,000, 4.75% — 8.00% due from 01/15/08 to 05/01/17.	100,000,000
185,000,000	Goldman Sachs & Company, purchased on 07/31/ 07 to yield 5.48% to 08/01/07, collateralized by corporate obligations with an aggregate value of $192,400,000, 0% — 10.125% due from 03/01/08 to 01/02/18.	185,000,000
$359,000,000	Morgan Stanley & Company, purchased on 07/31/07 to yield 5.36% to 08/01/07, collateralized by corporate obligations with an aggregate value of $368,471,600, 0% — 9.49% due from 06/17/08 to 03/23/39.	$359,000,000

Total Collateralized Advancements (Cost $1,674,000,000)	1,674,000,000

Repurchase Agreements — 0.7%
150,000,000	Deutsche Bank Securities, Inc., purchased on 07/31/07 to yield 5.29% to 08/01/07, repurchase price of $150,022,042, collateralized by Fannie Mae’s 4.75% — 5.52% due from 09/15/ 08 to 04/21/11 and Federal Home Loan Banks 0% — 3.875 due from 06/24/10 to 07/28/20.	150,000,000

Total Repurchase Agreements (Cost $150,000,000)	150,000,000
Total Investments — 100.8% (Cost $22,716,455,926)	22,716,455,926
Liabilities in Excess of Other Assets — (0.8%)	(172,311,904)
Net Assets	$22,544,144,022
Note — Costs for federal income tax purposes is $22,716,455,926.
*	Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at July 31, 2007. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.
(a)	Restricted securities — Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Genworth Life and Annuity Assurance Co.
5.39%, 10/01/07	10/02/06	$45,000,000
Hartford Life Insurance Co.
5.39%, 10/01/07	09/01/06	$80,000,000
ING USA Annuity and Life Insurance Co.
5.41%, 09/18/07	08/18/06	$30,000,000
5.43%, 02/23/08	01/23/07	$100,000,000
Morgan Stanley
5.55%, 07/31/08	07/31/07	$58,000,000
New York Life Insurance Co.
5.43%, 10/15/07	10/18/06	$76,000,000
5.43%, 10/15/07	11/16/06	$86,000,000
5.43%, 10/15/07	12/06/06	$198,000,000
5.43%, 04/14/08	05/25/07	$45,000,000
Transamerica Life Insurance Co.
5.38%, 04/22/08	03/23/07	$125,000,000

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $843,000,000 or 3.7% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Thesesecurities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $851,856,593 or 3.8% of net assets.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007

3

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments

Face Amount	Issue	Value (Note 1a)

Alabama — 2.2%
	Alabama Housing Finance Auth S/F Mortgage Rev VRDN:
$ 6,510,000	(Putters — Series 1954) 3.71% due 04/01/2014 (a)	$6,510,000
44,705,000	(Series H) 3.77% due 06/01/2009 (a)	44,705,000
7,500,000	Athens-Limestone County Health Care Auth VRDN 3.63% due 05/01/2015 (a)	7,500,000
10,590,000	Auburn University, Alabama General Fee Rev (ROCS RR II R 784) VRDN 3.68% due 06/01/2035 (a)	10,590,000
5,965,000	Birmingham, Alabama Medical Clinic Board Rev (University of Alabama Health Services Foundation — Series A) VRDN 3.66% due 03/01/2031 (a)	5,965,000
1,200,000	Birmingham, Alabama Public Parks & Recreation Board Rev (YMCA Project) VRDN 3.65% due 06/01/2016 (a)	1,200,000
	Birmingham, Alabama Waterworks & Sewer Board VRDN:
28,290,000	(Eagle 20060132 CL-A) 3.68% due 01/01/2043 (a)	28,290,000
4,795,000	(Floaters — Series 947) 3.66% due 01/01/2033 (a)	4,795,000
30,000,000	Columbia, Alabama IDB Rev (Alabama Power Co.) VRDN 3.74% due 11/01/2021 (a)	30,000,000
	Columbia, Alabama IDB PCR (Alabama Power Co. Project) DDN:
21,540,000	(Series A) 3.70% due 05/01/2022 (a)	21,540,000
23,500,000	(Series A) 3.68% due 06/01/2022 (a)	23,500,000
35,000,000	Decatur, Alabama IDB Rev VRDN 3.71% due 08/01/2036 (a)	35,000,000
3,700,000	Floater Trust (Series 2006-K-41) Alabama Housing Finance Auth VRDN 3.72% due 10/01/2037 (a)	3,700,000
6,810,000	Homewood, Alabama Medical Clinic Board Lease Rev (Lakeshore Foundation Project) VRDN 3.70% due 11/01/2024 (a)	6,810,000
7,000,000	Huntsville, Alabama Educational Bldg Auth Rev (Oakwood College Inc. Project) VRDN 3.63% due 09/01/2026 (a)	7,000,000
20,000,000	Jefferson County, Alabama Sewer Rev (Series C-4) VRDN 3.64% due 02/01/2040 (a)	20,000,000
3,665,000	Limestone County, Alabama Water & Sewer Auth Rev (Putters — Series 1735) VRDN 3.68% due 12/01/2014 (a)	3,665,000
22,800,000	Macon Trust Various States (Alabama Redevelopment Auth Rev - Series 2007-306) VRDN 3.68% due 03/01/2012 (a)	22,800,000
37,700,000	Southeast Alabama Gas Distribution (Alabama Rev Supply Project — Series A) DDN 3.68% due 08/01/2027 (a)	37,700,000
3,530,000	Tuscaloosa County, Alabama Educational Bldg Auth Rev (American Christian Education) VRDN 3.66% due 01/01/2023 (a)	3,530,000
6,700,000	Tuscaloosa County, Alabama IDA Solid Waste Disposal Rev VRDN 3.71% due 09/01/2020 (a)	6,700,000
4,735,000	University of Alabama General Rev VRDN (Putters — Series 477) VRDN 3.68% due 07/01/2012 (a)	4,735,000
43,700,000	West Jefferson, Alabama IDB PCR (Alabama Power Co. Project) DDN 3.73% due 06/01/2028 (a)	43,700,000

Alaska — 1.2%
$ 98,150,000	Alaska IDA Rev (ROCS RR II R 320) VRDN 3.67% due 04/01/2034 (a)	$98,150,000
7,315,000	Alaska Municipal Board Auth (ROCS RR II R 7525) VRDN 3.67% due 05/01/2024 (a)	7,315,000
12,070,000	Alaska State International Airports Rev (ROCS RR II R 527) VRDN 3.67% due 10/01/2024 (a)	12,070,000
4,955,000	Anchorage, Alaska (ROCS RR II R 6034) VRDN 3.67% due 12/01/2024 (a)	4,955,000
4,990,000	Civic Ventures, Alaska (Merlots — Series D-01) VRDN 3.68% due 09/01/2022 (a)	4,990,000
23,860,000	Eclipse Funding Trust 2007-028 (Solar Eclipse — Alaska Industrial Development) VRDN 3.66% due 10/01/2014 (a)	23,860,000
	Valdez, Alaska Marine Term Rev (Philips Project) VRDN:
26,000,000	(Series B) 3.65% due 05/01/2031 (a)	26,000,000
24,400,000	(Series C) 3.68% due 05/01/2031 (a)	24,400,000

Arizona — 1.5%
13,700,000	ABN-AMRO Muni Tops — Phoenix, Arizona (Series 2005-54) VRDN 3.66% due 07/01/2013 (a)	13,700,000
2,605,000	Arizona State University Certificate Partnership (Putters — Series 694) VRDN 3.68% due 09/01/2012 (a)	2,605,000
6,770,000	Coconino County, Arizona PCR (Arizona Public Service Co. Project) DDN 3.72% due 11/01/2033 (a)	6,770,000
27,745,000	Eclipse Funding Trust 2007-05 (Solar Eclipse — Blount County, Arizona) VRDN 3.78% due 12/01/2016 (a)	27,745,000
23,000,000	Maricopa County, Arizona IDA Health Facilities Rev (Putters — Series 420) VRDN 3.67% due 01/01/2010 (a)	23,000,000
5,165,000	Mesa, Arizona Utility System Rev (Putters — Series 960) VRDN 3.67% due 01/01/2013 (a)	5,165,000
63,300,000	Morgan Keegan Municipal Products Inc. (Series A) VRDN 3.71% due 02/02/2009 (a)	63,300,000
8,000,000	Phoenix, Arizona Civic Corp. CP 3.73% due 10/05/2007	8,000,000
3,170,000	Phoenix, Arizona Civic Corp. Distribution Rev (Putters — Series 1306) VRDN 3.69% due 01/01/2026 (a)	3,170,000
4,675,000	Phoenix, Arizona Civic Corp. Excise Tax (Macon Trust — Series L) VRDN 3.67% due 07/01/2041 (a)	4,675,000
11,955,000	Phoenix, Arizona Civic Corp. Wastewater System Rev (Series A) VRDN 3.61% due 07/01/2023 (a)	11,955,000
18,670,000	Phoenix, Arizona IDA S/F Mortgage Rev (Putters — Series 1391) VRDN 3.69% due 12/01/2012 (a)	18,670,000
9,980,000	RBC Municipal Products Inc. Trust (Floaters —Series I-17) Arizona Sports & Tourism Auth VRDN 3.66% due 01/01/2015 (a)	9,980,000
5,525,000	RBC Municipal Products Inc. Trust (Floaters —Series I-29) Phoenix, Arizona IDA VRDN 3.70% due 12/01/2018 (a)	5,525,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)    1

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Arizona — (concluded)
$ 7,650,000	Reset Optional Certificates Trust (Yavapai County, Arizona IDA Waste — ROCS RR II R 683 CE) VRDN 3.70% due 03/01/2028 (a)	$7,650,000
20,450,000	Salt River Project Arizona (Series B) CP 3.75% due 09/11/2007	20,450,000
14,000,000	Salt River Project Arizona Electric System Rev (Eagle 20060141 CL-A) VRDN 3.68% due 01/01/2037 (a)	14,000,000

Arkansas — 0.7%
3,750,000	Arkansas State Development Finance Auth M/F Housing Rev (Chapel Ridge — Series C) VRDN 3.71% due 05/01/2031 (a)	3,750,000
	Arkansas State Development Finance Auth S/F Mortgage Rev VRDN:
44,138,000	(Floaters — Series 1139) 3.69% due 02/01/2008 (a)	44,138,000
4,865,000	(Program E) 3.69% due 01/01/2037 (a)	4,865,000
47,450,000	Morgan Keegan Municipal Product Inc. Various States Trust Rcpts (Arkansas Development Finance Auth S/F) VRDN 3.71% due 02/01/2010 (a)	47,450,000
6,810,000	Morgan Keegan Municipal Product Inc. Various States Trust Rcpts (Series C) VRDN 3.71% due 06/01/2011 (a)	6,810,000
6,650,000	Pulaski County, Arkansas Public Facilities Board M/F Rev (Chapel Ridge — South West) VRDN 3.69% due 10/01/2034 (a)	6,650,000

California — 0.9%
24,000,000	California State Municipal Securities Trust (Series 119) DDN 3.73% due 09/01/2028 (a)	24,000,000
49,940,000	California State (Putters — Series 1695) VRDN 3.71% due 02/01/2012 (a)	49,940,000
19,995,000	Eclipse Funding Trust 2007-0054 (Solar Eclipse — California State) VRDN 3.61% due 08/01/2030 (a)	19,995,000
32,920,844	Los Angeles, California S/F Home Mortgage Rev FXRDN 4.52% due 10/01/2007	32,920,844
30,440,000	UBS Municipal Services (Floaters — 07) VRDN 3.71% due 12/01/2031(a)	30,440,000

Colorado — 2.6%
3,635,000	Arvada, Colorado Water Enterprise Rev VRDN 3.85% due 11/01/2020 (a)	3,635,000
12,240,000	Clipper Tax Exempt Certificate Trust 2007-29 — Colorado VRDN 3.67% due 09/01/2017 (a)	12,240,000
7,215,000	Colorado Department of Transportation Rev (Putters — Series 318) VRDN 3.67% due 06/15/2015 (a)	7,215,000
11,680,000	Colorado Educational & Cultural Facilities Auth Rev (Charolette Jewish LLC Project — Series A) VRDN 3.67% due 09/01/2035 (a)	11,680,000
5,265,000	Colorado Educational & Cultural Facilities Auth Rev (Museum of Contemporary Art — Denver Project) VRDN 3.70% due 04/01/2037 (a)	5,265,000
30,515,000	Colorado Educational & Cultural Facilities Auth Rev (National Jewish Board Program) VRDN 3.70% due 12/01/2034 (a)	30,515,000

Colorado — (continued)
$14,950,000	Colorado Educational & Cultural Facilities Auth Rev (Student Housing — Fuller Project) VRDN 3.72% due 08/01/2035 (a)	$14,950,000
14,840,000	Colorado Health Facilities Auth Retirement Facilities Rev (Putters — Series 1390) VRDN 3.69% due 07/15/2020 (a)	14,840,000
2,000,000	Colorado Housing & Financing Auth Rev (Ready Foods Inc. Project — Series A) VRDN 3.69% due 01/01/2032 (a)	2,000,000
17,000,000	Colorado Springs Utilities Rev (Municipal Securities Trust Receipts — Series SGA-88) DDN 3.73% due 11/15/2028 (a)	17,000,000
5,265,000	Colorado State Board of Governors University Enterprise System Rev (Putters — Series 926) VRDN 3.68% due 03/01/2013 (a)	5,265,000
5,470,000	Denver, Colorado City & County Airport (Merlots — Series A-61) VRDN 3.73% due 11/15/2012 (a)	5,470,000
	Denver, Colorado City & County Airport Rev VRDN:
28,350,000	(Series B) 3.69% due 11/15/2024 (a)	28,350,000
27,900,000	(Series C-2) 3.72% due 11/15/2025 (a)	27,898,789
15,550,000	Denver, Colorado City & County Board of Water Rev (Putters — Series 1832) VRDN 3.67% due 06/15/2015 (a)	15,550,000
6,895,000	Denver, Colorado Convention Center Hotel Auth Rev (ROCS RR II E 618) VRDN 3.67% due 12/01/2035 (a)	6,895,000
	E-470 Public Highway Auth Colorado Rev VRDN:
2,000,000	(Floaters — Series 997) 3.67% due 03/01/2036 (a)	2,000,000
100,000	(Floaters — Series 1064) 3.67% due 10/01/2021 (a)	100,000
1,635,000	(Floaters — Series 1064) 3.67% due 09/01/2029 (a)	1,635,000
7,415,000	(Floaters — Series Z-6) 3.67% due 09/01/2034 (a)	7,415,000
13,860,000	(Floaters — Series Z-13) 3.67% due 05/11/2027 (a)	13,860,000
	El Paso County, Colorado Certificate Partnership VRDN:
9,020,000	(ROCS RR II R 1050) 3.67% due 12/01/2020 (a)	9,020,000
7,850,000	(ROCS RR II R 2002) 3.67% due 12/01/2019 (a)	7,850,000
62,000	El Paso County, Colorado S/F Mortgage Rev (Floaters — Series 1136) VRDN 3.69% due 11/01/2008 (a)	62,000
4,295,000	Erie, Colorado Certificate Partnership VRDN 3.68% due 11/01/2035 (a)	4,295,000
5,300,000	Goldsmith Metropolitan District Colorado VRDN 3.71% due 12/01/2034 (a)	5,300,000
6,065,000	Lehman Municipal Trust Receipts Various States (Floaters — Series 06) VRDN 3.72% due 12/01/2039 (a)	6,065,000
21,975,000	Lehman Municipal Trust Receipts Various States (Colorado Housing) VRDN 3.75% due 11/01/2036 (a)	21,975,000
36,770,000	Lehman Municipal Trust Receipts Various States (Denver Colorado City & County Airport Rev — Series 07-P17) VRDN 3.72% due 11/15/2016 (a)	36,770,000
12,160,000	Municipal Securities Trust Certificate (Class A) DDN 3.65% due 12/22/2009 (a)	12,160,000

2    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Colorado — (concluded)
$ 9,720,000	Park Creek Metropolitan District Colorado Rev (Series S) VRDN 3.67% due 06/02/2008 (a)	$9,720,000
35,000,000	Regional Transportation District Sales Tax Rev (Eagles 20060120 CL-A) VRDN 3.68 due 11/01/2036 (a)	35,000,000
6,000,000	Southglenn Metropolitan District Colorado Rev VRDN 3.66% due 12/01/2030 (a)	6,000,000
4,185,000	Summit County, Colorado School District (Putters — Series 646) VRDN 3.68% due 12/01/2012 (a)	4,185,000
3,500,000	Telluride, Colorado Excise Tax Rev (Valley Floor Open Space Project) VRDN 3.68% due 12/01/2036 (a)	3,500,000
15,540,000	Traer Creek, Colorado Metropolitan District Rev VRDN 3.66% due 10/01/2021 (a)	15,540,000
	University of Colorado Enterprise Systems Rev VRDN:
4,620,000	(Eagle 720050046 CL-A) 3.68% due 06/01/2030 (a)	4,620,000
5,600,000	(Putters — Series 862) 3.67% due 12/01/2012 (a)	5,600,000
10,000,000	University of Colorado Hospital Auth Rev (ROCS RR II R 573) VRDN 3.67% due 11/15/2040 (a)	10,000,000
10,450,000	Westminster, Colorado EDA Rev (North Huron Urban Renewal) VRDN 3.66% due 12/01/2028 (a)	10,450,000

Delaware — 1.0%
	BB & T Municipal Trust Delaware VRDN:
33,660,000	(Floaters — Series 1001) 3.70% due 08/15/2026 (a)	33,660,000
13,545,000	(Floaters — Series 2005) 3.67% due 11/01/2025 (a)	13,545,000
2,305,000	Delaware State Solid Waste Auth System Rev (Putters — Series 1660) VRDN 3.67% due 06/01/2014 (a)	2,305,000
	Goldman Sachs Pool Trust Delaware VRDN:
19,605,000	(Floaters — Series 24) 3.67% due 01/01/2027 (a)	19,605,000
17,905,997	(Floaters — Series 35) 3.74% due 08/01/2049 (a)	17,905,997
3,041,098	(Floaters — Series 56) 3.71% due 07/01/2048 (a)	3,041,098
56,395,000	(Floaters — Series 70) 3.71% due 04/01/2037 (a)	56,395,000
21,502,415	(Floaters — Series 2005-1) 3.74% due 06/01/2012 (a)	21,502,415

District of Columbia — 0.9%
5,000,000	District of Columbia Ballpark Rev (Putters — Series 1325) VRDN 3.67% due 02/01/2014 (a)	5,000,000
5,745,000	District of Columbia Housing Finance Agency Rev (Putters — Series 895) VRDN 3.68% due 01/01/2013 (a)	5,745,000
	District of Columbia VRDN:
5,072,500	(Floaters — Series 1847) 3.66% due 06/01/2036 (a)	5,072,500
5,380,000	(Merlots — Series B-13) 3.68% due 06/01/2022 (a)	5,380,000
12,025,000	(ROCS RR II R 11099) 3.68% due 10/01/2031 (a)	12,025,000
45,100,000	District of Columbia Rev Bond (American National Red Cross — Series 2000) CP 3.77% due 08/07/2007	45,100,000
15,645,000	District of Columbia Water & Sewer Auth Public Utility Rev (Putters — Series 1900) VRDN 3.67% due 04/01/2015 (a)	15,645,000

District of Columbia — (concluded)
$ 19,915,000	Metropolitan Washington D. C. Airports Auth Systems Rev (Eagle 20060009 CL-A) VRDN 3.70% due 10/01/2035 (a)	$19,915,000
29,760,000	Municipal Securities Trust Certificates (Series 2007-56) District of Columbia VRDN 3.67% due 06/01/2030 (a)	29,760,000
14,000,000	Washington DC Metropolitan Area Transit Auth (Series A) CP 3.75% due 09/12/2007	14,000,000

Florida — 7.0%
5,700,000	Alachua County, Florida Health Facilities Auth Rev (Series A) DDN 3.70% due 12/01/2032 (a)	5,700,000
7,190,000	Bay County, Florida Water System Rev (ROCS RR II R 3037) VRDN 3.67% due 09/01/2022 (a)	7,190,000
5,000,000	Brevard County, Florida Health Facilities Auth Rev (Wuesthoff Health System Inc. Project) VRDN 3.63% due 01/01/2034 (a)	5,000,000
4,540,000	Brevard County, Florida Health Facilities Auth Rev (Health First Inc. Project) VRDN 3.70% due 08/01/2014 (a)	4,540,000
18,375,000	Broward County, Florida Health Facilities Auth Rev (John Knox Village Project) DDN 3.79% due 09/01/2032 (a)	18,375,000
20,000,000	Citizens Property Insurance Corp. Florida Municipal Security Trust — Series 67-A) VRDN 3.66% due 03/01/2013 (a)	20,000,000
12,780,000	Collier County, Florida (County Water & Sewer Rev (Floaters — Series 1545) VRDN 3.66% due 07/01/2028 (a)	12,780,000
15,250,000	Dade County, Florida IDA (Florida Power & Light Co.) VRDN 3.71% due 06/01/2021 (a)	15,250,000
	Eclipse Funding Trust (Solar Eclipse — Liquidity Facilities Agreement) VRDN:
11,780,000	(Series 2007-0036) 3.78% due 08/01/2032 (a)	11,780,000
10,690,000	(Series 2007-0045) 3.73% due 04/01/2037 (a)	10,690,000
10,395,000	(Series 2007-0149) 3.66% due 08/01/2012 (a)	10,395,000
	Escambia County, Florida Health Facilities Auth Rev (Azalea Trace Inc.) DDN:
9,735,000	(Series A) 3.70% due 11/15/2015 (a)	9,735,000
25,395,000	(Series B) 3.70% due 11/15/2029 (a)	25,395,000
8,000,000	Florida Housing Finance Corp. M/F Mortgage Rev (ROCS RR 11 R 600-CE) VRDN 3.70% due 07/01/2043 (a)	8,000,000
	Florida Local Government (Series A) CP:
16,300,000	3.70% due 08/10/2007	16,300,000
29,133,000	3.76% due 08/10/2007	29,133,000
8,700,000	3.76% due 09/12/2007	8,700,000
36,680,000	Florida State (Merlots — Series A-22) VRDN 3.78% due 07/01/2027 (a)	36,680,000
4,500,000	Florida State Board of Education Capital Outlay (Eagle 720050057 CL-A) VRDN 3.68% due 06/01/2035 (a)	4,500,000
10,100,000	Florida State Board of Education Capital Outlay Municipal Security Trust Rcpts (Series 138) VRDN 3.64% due 06/01/2032 (a)	10,100,000
20,000,000	Florida State Board of Education Public Education Municipal Securities Trust (Series SGA 102) VRDN 3.73% due 06/01/2029 (a)	20,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)    3

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Florida — (continued)
$ 20,000,000	Florida State Gas Utility Rev (Gas Supply Project) VRDN 3.60% due 11/01/2026 (a)	$20,000,000
12,590,000	Florida State Hurricane Catastrophe Fund Finance Corp. Rev (Series A) BAN 5.00% due 07/01/2008	12,729,725
15,000,000	Florida State Turnpike Auth Rev (Putters — Series 1928) VRDN 3.67% due 07/01/2014 (a)	15,000,000
2,920,000	FSU Financial Assistance Inc., Florida Educational Athletic Facilities Rev (Municipal Securities Trust Rcpts — Series SGB 44-A) VRDN 3.66% due 10/01/2031 (a)	2,920,000
19,000,000	Gainesville, Florida Utilities System Rev (Series A) DDN 3.70% due 10/01/2026 (a)	19,000,000
10,000,000	Highlands County, Florida Health Facilities Auth Rev (Adventist Health System — Series C) VRDN 3.64% due 11/15/2021 (a)	10,000,000
6,600,000	Hillsborough County, Florida Housing Finance Auth M/F Rev (Meridian Pointe Apartments Projects) VRDN 3.65% due 08/15/2037 (a)	6,600,000
	Jacksonville, Florida PCR (Florida Power & Light — Series A) CP:
35,960,000	3.77% due 09/07/2007	35,960,000
14,600,000	3.77% due 09/06/2007	14,600,000
18,000,000	Jacksonville, Florida Port Auth Rev VRDN 3.70% due 11/01/2032 (a)	18,000,000
5,470,000	Jea, Florida Water & Sewer Systems Rev (Putters — Series 805) VRDN 3.67% due 10/01/2012 (a)	5,470,000
18,400,000	Lake County, Florida School Board Certificate Partnership (Eagle 20070005 CL-A) VRDN 3.68% due 06/01/2031 (a)	18,400,000
	Lee County, Florida Hospital Board Directors Rev (Member Health System) DDN:
32,500,000	(Series A) 3.72% due 04/01/2025 (a)	32,500,000
55,605,000	(Series B) 3.72% due 04/01/2027 (a)	55,605,000
16,500,000	(Series C) 3.68% due 04/01/2018 (a)	16,500,000
12,000,000	Leesburg, Florida Hospital Rev (The Villages Regional Hospital Project) VRDN 3.67% due 07/01/2036 (a)	12,000,000
	Lehman Municipal Trust Receipts (Florida Housing Finance Corp.) VRDN:
11,500,000	(Series 48) 3.75% due 01/01/2048 (a)	11,500,000
9,000,000	(Series 70) 3.75% due 01/01/2048 (a)	9,000,000
3,100,000	Miami-Dade County, Florida School Board Certificate Partnership (Putters — Series 534) VRDN 3.67% due 08/01/2011 (a)	3,100,000
	Miami-Dade County, Florida Special Obligation VRDN:
7,960,000	(Series Z-9) 3.67% due 04/17/2015 (a)	7,960,000
990,000	(Series Z-9) 3.67% due 12/15/2032 (a)	990,000
1,820,000	(Series Z-12) 3.67% due 05/15/2015 (a)	1,820,000
15,760,000	Miami-Dade County, Florida Expressway Auth Toll System Rev (Eagle 20060121 CL-A) VRDN 3.68% due 07/01/2037 (a)	15,760,000
	Municipal Securities Trust Certificate (Florida State Board & Education — Class A) DDN:
35,955,000	(Series 2001-115) 3.73% due 01/15/2015 (a)	35,955,000
14,155,000	(Series 2001-131) 3.73% due 08/04/2016 (a)	14,155,000

Florida — (concluded)
$ 13,315,000	Municipal Securities Trust Certificate (Class A — Series 2001-160) Florida State Board Education Lottery DDN 3.73% due 05/06/2010 (a)	$13,315,000
9,695,000	Municipal Securities Trust Certificate (Class A — Series 2001-161) Florida State Board Education Capital Outlay DDN 3.73% due 01/30/2019 (a)	9,695,000
22,100,000	Municipal Securities Trust Certificate (Collier County School District Board) VRDN 3.66% due 10/18/2018 (a)	22,100,000
10,150,000	Municipal Securities Trust Certificate (Series 2006-285) Alburndale, Florida VRDN 3.66% due 12/06/2010 (a)	10,150,000
13,230,000	Orange County, Florida Health Facilities Auth Rev (Presbyterian Retirement — Series A) VRDN 3.67% due 11/01/2028 (a)	13,230,000
3,200,000	Orange County, Florida Health Facilities Auth Rev (Orlando Regional Healthcare) DDN 3.70% due 10/01/2041 (a)	3,200,000
	Orange County, Florida Health Facilities Auth Rev VRDN:
28,945,000	(Floaters — Series 531) 3.66% due 11/15/2021 (a)	28,945,000
14,550,000	(Floaters — Series 830) 3.66% due 11/15/2022 (a)	14,550,000
14,000,000	Orange County, Florida IDA Rev (Foundation Academy Winter Project) VRDN 3.66% due 04/01/2032 (a)	14,000,000
28,750,000	Orlando & Orange County, Florida Expressway Auth Rev (Eagle 20070081 CL-A) VRDN 3.66% due 07/01/2042 (a)	28,750,000
6,270,000	Peace River/Manasota Regional Water Supply Auth Florida Rev (Eagle 20060033 CL-A) VRDN 3.68% due 10/01/2035 (a)	6,270,000
6,000,000	Polk County, Florida IDA IDR (Lifepath Hospice Project) VRDN 3.63% due 08/01/2028 (a)	6,000,000
204,985,000	Saint Lucie County, Florida PCR (Florida Power & Light Co. Project) DDN 3.72% due 09/01/2028 (a)	204,985,000
15,215,000	Sarasota County, Florida Retirement Community Rev (Glenridge Palmer Project) DDN 3.70% due 06/01/2036 (a)	15,215,000
25,190,000	South Florida Water Management District Certificate Partnership (ROCS RR II R 746) VRDN 3.68% due 10/01/2036 (a)	25,190,000
	Sunshine State Government Financing Florida Rev (Series J) CP:
24,025,000	3.76% due 08/06/2007	24,025,000
22,980,000	3.75% due 09/11/2007	22,980,000
30,000,000	3.75% due 09/12/2007	30,000,000
7,375,000	Tallahassee, Florida Energy System Rev (Eagle 20060018 CL-A) VRDN 3.68% due 10/01/2035 (a)	7,375,000
2,980,000	Volusia County, Florida Educational Facilities Auth Rev (Putters — Series 886) VRDN 3.68% due 12/01/2012 (a)	2,980,000
5,645,000	Volusia County, Florida Educational Facilities Auth Rev (ROCS RR II R 440) VRDN 3.68% due 10/15/2035 (a)	5,645,000

4    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Georgia — 3.5%
$ 4,390,000	Albany-Dougherty County, Georgia Hospital Auth Rev VRDN 3.67% due 09/01/2020 (a)	$4,390,000
16,600,000	Appling County, Georgia Development Auth PCR (Power Co. Hatch Project) DDN 3.70% due 09/01/2029 (a)	16,600,000
30,400,000	Athens-Clarke County, Georgia University Government Development Auth Rev (University of Georgia Athletic Assn Project) DDN 3.70% due 09/01/2031 (a)	30,400,000
14,620,000	Atlanta, Georgia Development Auth Student Housing Rev (Putters — Series 1046) VRDN 3.67% due 09/01/2013 (a)	14,620,000
10,435,000	Atlanta, Georgia Airport Passenger Facilities Charge Rev (Putters — Series 1690) VRDN 3.67% due 01/01/2013 (a)	10,435,000
17,500,000	Atlanta, Georgia Tax Allocation (Atlantic Station) VRDN 3.70% due 12/01/2024 (a)	17,500,000
	Atlanta, Georgia Urban Residential Finance Auth M/F Rev VRDN:
12,000,000	(Atlanta Coventry Station Apartments) 4.02% due 12/01/2040 (a)	12,000,000
7,000,000	(Lindbergh City Center Apartments) 3.68% due 11/01/2044 (a)	7,000,000
7,000,000	(M Street Apartments Project) 3.67% due 03/01/2043 (a)	7,000,000
	Atlanta, Georgia Water & Wastewater Rev VRDN:
24,750,000	(Eagle 20060094 CL-A) 3.67% due 11/01/2043 (a)	24,750,000
9,830,000	(Eagle 20060130 CL-A) 3.68% due 11/01/2034 (a)	9,830,000
11,660,000	(Eagle 720050009 CL-A) 3.66% due 11/01/2043 (a)	11,660,000
7,640,000	(Floaters — Series 1273) 3.66% due 11/01/2043 (a)	7,640,000
5,260,000	Atlanta, Georgia Water & Wastewater Rev (Floating Rate Trust Rcpts — Series K-2) VRDN 3.67% due 11/01/2043 (a)	5,260,000
10,000,000	Clayton County, Georgia Development Auth Facilities Rev (Delta Airlines — Series C) VRDN 3.77% due 05/01/2035 (a)	10,000,000
3,900,000	Clayton County, Georgia Housing Auth M/F Rev (Provence Place Apartments Project) VRDN 3.69% due 10/01/2041 (a)	3,900,000
14,785,000	Cobb County, Georgia Development Auth Rev (Presbyterian — Series B) VRDN 3.70% due 07/01/2034 (a)	14,785,000
11,050,000	Cobb County, Georgia Housing Auth M/F Housing Rev (Walton Reserve Apartments Project) VRDN 3.67% due 10/01/2035 (a)	11,050,000
9,510,000	Colquitt County, Georgia Hospital Auth Rev VRDN 3.72% due 03/01/2023 (a)	9,510,000
2,875,000	Crisp County-Cordele, Georgia IDA Rev VRDN 3.71% due 03/01/2027 (a)	2,875,000
15,785,000	Crisp County, Georgia Solid Waste Management Auth Rev VRDN 3.86% due 01/01/2023 (a)	15,785,000
12,955,000	Dekalb County, Georgia Hospital Auth Rev (Dekalb Medical Center Inc. Project) VRDN 3.63% due 09/01/2035 (a)	12,955,000

Georgia — (continued)
	Dekalb County, Georgia Water & Sewer Rev VRDN:
$ 10,780,000	(Floaters — Series 1906) 3.66% due 10/01/2035 (a)	$10,780,000
8,165,000	(Floaters — Series 1907) 3.66% due 10/01/2035 (a)	8,165,000
5,395,000	Eclipse Funding Trust 2006-0024 (Solar Eclipse — Atlanta Georgia Development Auth) VRDN 3.66% due 09/01/2013 (a)	5,395,000
10,080,000	Floyd County, Georgia Development Auth PCR (Power Co. Hammond Project) DDN 3.70% due 09/01/2026 (a)	10,080,000
	Fulton County, Georgia Development Auth VRDN:
8,000,000	(Shepherd Center Inc. Project) 3.63% due 09/01/2035 (a)	8,000,000
7,200,000	(Siemens Energy Inc. Project) 3.73% due 12/15/2014 (a)	7,200,000
	Fulton County, Georgia Water & Sewer Rev VRDN:
1,645,000	(Eagle 720050005 CL-A) 3.68% due 01/01/2035 (a)	1,645,000
4,485,000	(Putters — Series 1474) 3.67% due 07/01/2012 (a)	4,485,000
3,220,000	Gainsville & Hall County, Georgia Development Auth Rev (Atex Inc. Project) VRDN 3.72% due 09/01/2023 (a)	3,220,000
	Gainsville & Hall County, Georgia Development Auth Rev (Senior Living Facilities — Lanier) DDN:
33,875,000	(Series B) 3.70% due 11/15/2033 (a)	33,875,000
4,150,000	(Series C) 3.70% due 11/15/2030 (a)	4,150,000
	Georgia State Local Government Certificate Partnership (Macon Trust — Series 2002-0) VRDN:
4,515,000	3.67% due 12/01/2022 (a)	4,515,000
6,715,000	3.67% due 06/01/2028 (a)	6,715,000
2,570,000	Georgia State (ROCS RR II R 601) VRDN 3.67% due 07/01/2018 (a)	2,570,000
7,160,000	Georgia State Housing & Finance Auth Rev (Merlots — Series B-11) VRDN 3.73% due 12/01/2036 (a)	7,160,000
	Gwinnett County, Georgia Development Auth Certificate Partnership VRDN:
33,295,000	(Putters — Series 1655) 3.67% due 07/01/2016 (a)	33,295,000
2,740,000	(ROCS RR II R 6009) 3.67% due 01/01/2021 (a)	2,740,000
	Gwinnett County, Georgia Development Auth Rev VRDN:
3,680,000	(Barcoview LLC Project) 3.78% due 07/01/2018 (a)	3,680,000
5,000,000	(Wesleyan School Inc. Project) 3.63% due 09/01/2025 (a)	5,000,000
16,640,000	Henry County, Georgia Water & Sewer Auth Rev (Eagle 720050008 CL-A) VRDN 3.67% due 02/01/2029 (a)	16,640,000
	Lehman Municipal Trust Receipts Various States (Floaters — Series 06 — Regional D) VRDN:
6,600,000	3.72% due 01/01/2030 (a)	6,600,000
8,060,000	3.72% due 03/01/2037 (a)	8,060,000
19,835,000	Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev (Putters — Series 312) VRDN 3.67% due 07/01/2021 (a)	19,835,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)    5

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Georgia — (concluded)
	Municipal Electric Auth Georgia CP:
$ 51,038,000	(Series A) 3.75% due 09/10/2007	$51,038,000
40,000,000	(Series B) 3.73% due 09/10/2007	40,000,000
9,215,000	Private Colleges & Universities Auth Rev (Mercer University Project) VRDN 3.67% due 10/01/2032 (a)	9,215,000
8,700,000	Private Colleges & Universities Auth Rev (Mercer University — Series C) VRDN 3.67% due 10/01/2031 (a)	8,700,000
10,200,000	Putnam County, Georgia Development Auth PCR (Georgia Power Co.) DDN 3.70% due 03/01/2024 (a)	10,200,000
5,875,000	Rockdale County, Georgia Water & Sewer Auth Rev (Putters — Series 1342) VRDN 3.67% due 07/01/2013 (a)	5,875,000
1,475,000	Thomaston-Upson County, Georgia IDA Rev (Thomaston Manufacturing Project) VRDN 3.78% due 12/01/2011 (a)	1,475,000

Hawaii — 0.5%
	Hawaii State VRDN:
14,240,000	(ROCS RR II R 6062) 3.67% due 03/01/2026 (a)	14,240,000
1,980,000	(ROCS RR II R 6504) 3.67% due 10/01/2024 (a)	1,980,000
15,000,000	Hawaii State Development Budget & Financial Rev (Putters — Series 834) VRDN 3.67% due 07/01/2009 (a)	15,000,000
	Honolulu, Hawaii City & County VRDN:
7,500,000	(Eagle 720050052 CL-A) 3.68% due 07/01/2024 (a)	7,500,000
3,072,500	(Floaters — Series 1115) 3.66% due 07/01/2023 (a)	3,072,500
26,170,000	Honolulu, Hawaii City & County Wastewater System Rev (Putters — Series 1475) VRDN 3.67% due 07/01/2014 (a)	26,170,000
9,435,000	Lehman Municipal Trust Receipts Various States (Hawaii State Airport System Rev — Floaters — Series P-21) VRDN 3.72% due 07/01/2017 (a)	9,435,000

Idaho — 0.3%
4,075,000	Idaho Housing & Finance Assn Nonprofit Facilities Rev (Albertson College Project) VRDN 3.64% due 11/01/2021 (a)	4,075,000
5,940,000	Idaho Housing & Finance Assn Rev (Balmoral Apartments Project) DDN 3.74% due 05/01/2032 (a)	5,940,000
4,680,000	Idaho Housing & Finance Assn Rev (Balmoral Apartments II Development) DDN 3.80% due 04/01/2033 (a)	4,680,000
30,400,000	Idaho State TAN 4.50% due 06/30/2008	30,605,861
945,000	Madison, Idaho EDC IDR (Floyd Wilcox & Sons Inc. Project) VRDN 3.76% due 08/01/2012 (a)	945,000

Illinois — 6.9%
10,000,000	ABN-AMRO Muni Tops — Illinois (Certificate Trust 2006-44) VRDN 3.67% due 07/01/2014 (a)	10,000,000
1,860,000	Aurora, Illinois IDR (Aztech Engineering Inc. Project) VRDN 3.80% due 10/01/2018 (a)	1,860,000
	Chicago, Illinois VRDN:
4,800,000	(Eagle 20030006 CL-A) 3.68% due 01/01/2042 (a)	4,800,000
19,590,000	(Putters — Series 1277) 3.67% due 01/01/2014 (a)	19,590,000

Illinois — (continued)
	Chicago, Illinois Board Education VRDN:
$2,360,000	(Eagle 720050058 CL-A) 3.68% due 12/01/2031 (a)	$2,360,000
2,075,000	(Series Z-8) 3.67% due 10/28/2025 (a)	2,075,000
	Chicago, Illinois IDR VRDN:
7,000,000	(Enterprise Center VIII Project) 3.70% due 06/01/2022 (a)	7,000,000
1,950,000	(Trendler Components Inc. Project) 3.79% due 11/01/2017 (a)	1,950,000
8,000,000	Chicago, Illinois O’Hare International Airport Facilities Rev (O’Hare Technical Center II Project) VRDN 3.68% due 03/01/2037 (a)	8,000,000
	Chicago, Illinois O’Hare International Airport Rev VRDN:
31,680,000	(Eagle 720053025 CL-A) 3.67% due 01/03/2033 (a)	31,680,000
5,207,500	(Floaters — Series 1284) 3.66% due 01/01/2033 (a)	5,207,500
5,260,000	(Merlots — Series D-12) 3.68% due 01/01/2025 (a)	5,260,000
7,340,000	(Putters — Series 670) 3.71% due 01/01/2012 (a)	7,340,000
4,110,000	(ROCS RR II R 239) 3.70% due 01/01/2022 (a)	4,110,000
15,810,000	(ROCS RR II R 494) 3.67% due 01/01/2026 (a)	15,810,000
7,500,000	(ROCS RR II R 522) 3.67% due 01/01/2023 (a)	7,500,000
	Chicago, Illinois Park District VRDN:
7,055,000	(Merlots — Series A-61) 3.68% due 01/01/2021 (a)	7,055,000
11,355,000	(Putters — Series 521) 3.67% due 07/01/2012 (a)	11,355,000
22,470,000	Chicago, Illinois Sales Tax Rev (Merlots — Series AAA) VRDN 3.68% due 01/01/2034 (a)	22,470,000
3,600,000	Chicago, Illinois Solid Waste Disposal Facilities Rev (Groot Industries Inc. Project) VRDN 3.89% due 12/01/2015 (a)	3,600,000
	Chicago, Illinois Wastewater Transmission Rev VRDN:
10,175,000	(ROCS RR II R 720) 3.68% due 01/01/2036 (a)	10,175,000
5,895,000	(ROCS RR II R 9091) 3.67% due 01/01/2030 (a)	5,895,000
2,380,000	(Series O) 3.67% due 01/01/2030 (a)	2,380,000
10,450,000	Chicago, Illinois Water Rev (Putters — Series 1419) VRDN 3.67% due 05/01/2014 (a)	10,450,000
3,600,000	Cook County, Illinois (Putters — Series 559) VRDN 3.67% due 05/15/2012 (a)	3,600,000
1,750,000	Des Plaines, Illinois IDR (414 East Golf Road LLC Project) VRDN 3.74% due 05/01/2017 (a)	1,750,000
2,780,000	Du Page & Cook Counties, Illinois (ROCS RR II R 1073) VRDN 3.67% due 01/01/2025 (a)	2,780,000
10,840,000	Eagle Tax-Exempt Trust (Series 02-6002) VRDN 3.68% due 04/01/2022 (a)	10,840,000
	Eagle Tax-Exempt Trust — Metropolitan Pier & Exposition (Series 02-6001) VRDN:
5,000,000	3.68% due 12/15/2028 (a)	5,000,000
6,150,000	3.68% due 06/15/2042 (a)	6,150,000
	Eclipse Funding Trust (Solar Eclipse — Illinois State) VRDN:
3,975,000	2006-0005 3.78% due 04/01/2027 (a)	3,975,000
15,095,000	2006-0006 3.66% due 01/01/2014 (a)	15,095,000
10,000,000	2006-0075 3.66% due 12/01/2013 (a)	10,000,000
2,285,000	Elgin, Illinois IDR (Starro Precision Products Inc.) VRDN 3.95% due 06/01/2025 (a)	2,285,000
1,675,000	Illinois Development Finance Auth IDR (Rockford College Project) VRDN 3.90% due 02/01/2021 (a)	1,675,000
	Illinois Educational Facilities Auth Rev VRDN:
23,000,000	(Art Institute of Chicago) 3.63% due 03/01/2027 (a)	23,000,000
16,500,000	(Concordia University River Project) 3.74% due 10/01/2031 (a)	16,500,000

6    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Illinois — (continued)
$ 28,265,000	Illinois Educational Facilities Auth Rev (University of Chicago) CP 3.66% due 05/06/2008	$28,265,000
	Illinois Finance Auth Rev (Central Dupage Health) VRDN:
37,500,000	(Series B) 3.64% due 11/01/2038 (a)	37,500,000
50,000,000	(Series C) 3.64% due 11/01/2038 (a)	50,000,000
	Illinois Finance Auth Rev VRDN:
10,680,000	(Clare Oaks — Series C) 3.65% due 11/01/2040 (a)	10,680,000
5,445,000	(Eagle 20060115 CL-A) 3.68% due 12/01/2042 (a)	5,445,000
13,995,000	(Floaters 06-2001) 3.66% due 07/01/2009 (a)	13,995,000
7,000,000	(Mercy Alliance Project) 3.64% due 02/15/2035 (a)	7,000,000
9,700,000	(Rest Haven Christian Service — Series B) 3.64% due 11/15/2034 (a)	9,700,000
49,510,000	(ROCS RR II R 9100) 3.67% due 07/01/2046 (a)	49,510,000
29,500,000	Illinois Finance Auth Rev (Northwestern Member — Series B-1) DDN 3.70% due 08/15/2038 (a)	29,500,000
	Illinois Health Facilities Auth Rev (Central Dupage Health) DDN:
43,545,000	(Series B) 3.72% due 11/01/2027 (a)	43,545,000
46,510,000	(Series C) 3.72% due 11/01/2027 (a)	46,510,000
30,000,000	Illinois Health Facilities Auth Rev (Evanston Northwestern Corp.) CP 3.75% due 08/07/2007	30,000,000
22,780,000	Illinois Health Facilities Auth Rev (Little Co of Mary Hospital) VRDN 3.63% due 08/15/2029 (a)	22,780,000
18,875,000	Illinois Health Facilities Auth Rev (Memorial Health System) DDN 3.75% due 10/01/2022 (a)	18,875,000
	Illinois Health Facilities Auth Rev (Northwestern Member Hospital) DDN:
1,060,000	(Series B) 3.71% due 06/01/2032 (a)	1,060,000
56,940,000	(Series B) 3.71% due 07/01/2032 (a)	56,940,000
30,000,000	(Series C) 3.70% due 08/15/2032 (a)	30,000,000
10,000,000	Illinois Health Facilities Auth Rev (Series A) VRDN 3.64% due 10/01/2010 (a)	10,000,000
	Illinois State VRDN:
4,295,000	(Merlots — Series A-124) 3.68% due 11/01/2026 (a)	4,295,000
4,965,000	(Merlots — Series B-05) 3.68% due 07/01/2022 (a)	4,965,000
28,900,000	Illinois State Municipal Securities Trust Rcpts (SGA 103) VRDN 3.73% due 08/01/2024 (a)	28,900,000
18,915,000	Illinois State Sales Tax Rev (Putters — Series 1773) VRDN 3.67% due 06/15/2014 (a)	18,915,000
	Illinois State Toll Highway Auth Rev VRDN:
6,905,000	(Putters — Series 1014) 3.67% due 07/01/2013 (a)	6,905,000
20,965,000	(Putters — Series 1355) 3.67% due 01/01/2014 (a)	20,965,000
6,165,000	(ROCS RR II R 606) 3.68% due 01/01/2031 (a)	6,165,000
7,370,000	(ROCS RR II R 4073) 3.67% due 07/01/2013 (a)	7,370,000
	Illinois Student Assistance Loan Rev (Series A) VRDN:
4,300,000	3.69% due 09/01/2031 (a)	4,300,000
5,350,000	3.69% due 09/01/2032 (a)	5,350,000
17,500,000	3.69% due 09/01/2034 (a)	17,500,000
3,165,000	Kane Cook & Du Page Counties, Illinois School District (Putters — Series 1469) VRDN 3.68% due 01/01/2018 (a)	3,165,000
5,800,000	Lake County, Illinois Community School District (Putters — Series 329) VRDN 3.69% due 12/01/2014 (a)	5,800,000
855,000	Macon County, Illinois Rev (Millikin University) VRDN 3.64% due 10/01/2031 (a)	855,000

Illinois — (concluded)
$ 5,500,000	McHenry County, Illinois Conservative District (Putters — Series 1963) VRDN 3.68% due 02/01/2015 (a)	$5,500,000
	McHenry County, Illinois (Community Unit School District — Woodstock) VRDN:
5,390,000	(Putters — Series 1362) 3.68% due 01/15/2020 (a)	5,390,000
3,300,000	(Putters — Series 1363) 3.68% due 01/15/2020 (a)	3,300,000
2,460,000	(ROCS RR II R 690) 3.68% due 01/15/2026 (a)	2,460,000
	Metropolitan Pier & Exposition Auth (Illinois Dedicated State Tax Rev) VRDN:
3,500,000	(Eagle 20040030 CL-A) 3.68% due 06/15/2042 (a)	3,500,000
2,690,000	(Floaters — Series Z-6) 3.67% due 12/15/2032 (a)	2,690,000
8,095,000	(Floaters — Series Z-9) 3.67% due 12/15/2034 (a)	8,095,000
6,570,000	(Floaters — Series Z-28) 3.67% due 12/15/2029 (a)	6,570,000
6,930,000	(Floaters — Series Z-86) 3.69% due 12/15/2037 (a)	6,930,000
1,015,000	(Series Z-5) 3.67% due 04/03/2034 (a)	1,015,000
17,500,000	(Series Z-165) 3.66% due 12/15/2028 (a)	17,500,000
14,291,367	Morgan Keegan Municipal Products Inc. (Aurora Illinois S/F Mortgage Rev — Series B) VRDN 3.71% due 06/01/2045 (a)	14,291,367
12,495,000	Municipal Securities Trust Certificates (Class A — Series 2001-124) VRDN 3.73% due 08/20/2014 (a)	12,495,000
11,390,000	Municipal Securities Trust Certificates (Illinois Finance Auth Gas Light & Coke Co. — Series 2006-253) VRDN 3.66% due 05/12/2014 (a)	11,390,000
10,515,000	Municipal Securities Trust Certificates (Chicago, Illinois Board of Education — Series 2005-237) VRDN 3.67% due 01/04/2024 (a)	10,515,000
12,100,000	Municipal Securities Trust Certificates (Chicago, Illinois O’Hare International Airport Class A —Series 93) DDN 3.73% due 10/04/2012 (a)	12,100,000
	Municipal Securities Trust Certificates (Chicago, Illinois O’Hare International Airport) VRDN:
8,495,000	(Series 2005-248) 3.66% due 12/18/2013 (a)	8,495,000
17,500,000	(Series 7016) 3.66% due 01/01/2033 (a)	17,500,000
	Municipal Securities Trust Certificates (Regional Transportation Auth) VRDN:
2,155,000	(Merlots — Series A-41) 3.68% due 06/01/2017 (a)	2,155,000
5,200,000	(Series O) 3.67% due 06/01/2033 (a)	5,200,000
8,200,000	(Series 9044) 3.66% due 03/29/2011 (a)	8,200,000
12,500,000	RBC Municipal Products Inc. Trust Various States (Floaters — Series 28-I) VRDN 3.70% due 11/01/2014 (a)	12,500,000
4,414,000	Schaumburg, Illinois (Floaters — Series 1345) VRDN 3.66% due 12/01/2038 (a)	4,414,000
4,055,000	Southern Illinois University Rev (Putters — Series 562) VRDN 3.68% due 04/01/2012 (a)	4,055,000
5,150,000	Southwestern, Illinois Development Auth Rev (ROCS RR II R 11088) VRDN 3.68% due 06/01/2023 (a)	5,150,000
	Will County, Illinois Community School District VRDN:
13,990,000	(Floaters — Series Z-13) 3.67% due 11/09/2021 (a)	13,990,000
280,000	(Series Z-10) 3.67% due 04/15/2020 (a)	280,000
12,905,000	Will County, Illinois M/F Housing Rev (Woodlands Crest Hill) VRDN 3.69% due 02/15/2031 (a)	12,905,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)    7

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Indiana — 3.2%
$ 1,025,000	Allen County, Indiana EDR (Waterfurnace International Inc.) VRDN 3.79% due 11/01/2014 (a)	$1,025,000
6,940,000	Anderson, Indiana School Bldg Corp. (Putters — Series 1093) VRDN 3.68% due 07/15/2013 (a)	6,940,000
6,260,000	Avon, Indiana 2000 Community Bldg Corp. (Putters — Series 1055) VRDN 3.67% due 07/15/2013 (a)	6,260,000
425,000	Bloomington, Indiana EDR (Bloomington Square Project) VRDN 4.05% due 12/01/2008 (a)	425,000
13,000,000	Clipper Tax-Exempt Certificate Trust (Certificate Partnership Indiana — Series 2007-2) VRDN 3.71% due 01/01/2018 (a)	13,000,000
2,000,000	Crawfordsville, Indiana EDR Rev (Performance Master LLC Project) VRDN 3.81% due 10/01/2018 (a)	2,000,000
6,610,000	Cross Point, Indiana Multi-School Bldg Corp. (Putters — Series 1056) VRDN 3.68% due 07/15/2013 (a)	6,610,000
1,600,000	Dearborn County, Indiana EDR (D& S Machine Products Inc.) VRDN 3.75% due 04/01/2018 (a)	1,600,000
12,285,000	Eclipse Funding Trust 2007-0052 (Solar Eclipse — Crown Point Indiana Multiple School Bldg Corp.) DDN 3.73% due 07/15/2026 (a)	12,285,000
3,445,000	Elkhart County, Indiana (Putters — Series 553) VRDN 3.68% due 12/01/2023 (a)	3,445,000
2,245,000	Elkhart County, Indiana EDR (Patriot Homes Inc. Project) VRDN 3.80% due 08/01/2012 (a)	2,245,000
5,925,000	Fort Wayne, Indiana EDR (Nemcomed Project) VRDN 3.74% due 11/01/2021 (a)	5,925,000
50,600,000	Indiana Board Bank Rev (Series A) BAN 4.25% due 01/31/2008	50,747,037
58,585,000	Indiana Board Bank Rev (Midyear Funding Program — Series A) BAN 4.50% due 05/20/2008	58,925,178
39,610,000	Indiana Finance Auth Highway Rev (Putters —Series 1777) VRDN 3.67% due 12/01/2014 (a)	39,610,000
14,915,000	Indiana Health & Educational Facilities Auth Hospital Rev (Howard Regional Health System Project — Series A) DDN 3.75% due 01/01/2035 (a)	14,915,000
8,500,000	Indiana Health Facilities Auth Rev (Margaret Mary Community Hospital — Series A) VRDN 3.75% due 12/01/2029 (a)	8,500,000
27,600,000	Indiana Housing & Community Development Auth S/F Mortgage Rev (Putters — Series 1397) VRDN 3.71% due 07/01/2013 (a)	27,600,000
8,485,000	Indiana Municipal Power Agency (Power Supply System Rev — ROCS RR II R 592) VRDN 3.68% due 01/01/2032 (a)	8,485,000
8,460,000	Indiana State Development Finance Auth Rev (Cathedral High) DDN 3.75% due 09/01/2026 (a)	8,460,000
20,600,000	Indiana State Development Finance Auth Rev Educational Facilities (Eliteljorg Museum) VRDN 3.63% due 02/01/2024 (a)	20,600,000
850,000	Indiana State Development Finance Auth Rev EDR (Indianapolis Urban League) VRDN 3.79% due 01/01/2020 (a)	850,000
40,250,000	Indiana State Development Finance Environmental Rev (PSI Energy Inc. Project — Series B) VRDN 3.82% due 12/01/2038 (a)	40,250,000

Indiana — (concluded)
$ 19,520,000	Indiana State Development Finance Auth Rev IDR (Republic Service Inc. Project) DDN 3.79% due 12/01/2032 (a)	$19,520,000
3,000,000	Indiana State Development Finance Auth Rev IDR (Republic Service Inc. Project) VRDN 3.98% due 11/01/2035 (a)	3,000,000
	Indiana State Development Finance Auth Solid Waste Disposal Rev (Waste Management Inc.) VRDN:
12,500,000	(Series A) 3.67% due 10/01/2025 (a)	12,500,000
7,000,000	(Series B) 3.68% due 10/01/2025 (a)	7,000,000
2,890,000	Indiana State Finance Auth EDR (Goodwill Industry Michiana — Series A) VRDN 3.69% due 01/01/2026 (a)	2,890,000
7,385,000	Indiana State Housing & Community Development Auth S/F Rev (Series E-2) VRDN 3.62% due 12/20/2007 (a)	7,385,000
	Indiana Transportation Finance Auth Highway Rev VRDN:
2,304,500	(Floaters — Series 942-D) 3.66% due 12/01/2022 (a)	2,304,500
4,060,000	(Merlots — Series B-21) 3.68% due 12/01/2022 (a)	4,060,000
6,275,000	Indiana University Rev (ROCS RR II R 6508) VRDN 3.67% due 08/01/2021 (a)	6,275,000
3,810,000	Indianapolis, Indiana EDR (New Bridges Airports Project) VRDN 3.69% due 06/01/2035 (a)	3,810,000
50,000,000	Indianapolis, Indiana Gas Utility Rev CP 3.72% due 08/08/2007	50,000,000
	Indianapolis, Indiana Local Public Bond Bank VRDN:
3,750,000	(Floaters — Series Z-7) 3.67% due 09/09/2019 (a)	3,750,000
16,800,000	(Putters — Series 1424) 3.71% due 01/01/2014 (a)	16,800,000
2,115,000	Kendallville, Indiana EDR (Bollhoff Rivut Project) VRDN 3.74% due 02/01/2025 (a)	2,115,000
8,100,000	Madison, Indiana EDR (Arvin Sango Inc. Project) VRDN 3.77% due 08/01/2017 (a)	8,100,000
8,155,000	Mount Vernon of Hancock County, Indiana Multi-School Bldg Corp. (ROCS RR II R 2197) VRDN 3.67% due 01/15/2023 (a)	8,155,000
5,685,000	Noblesville, Indiana Bldg Corp. (Putters — Series 1068) VRDN 3.68% due 07/15/2013 (a)	5,685,000
5,500,000	Shelbyville, Indiana Central Renovation School Building Corp. (Putters — Series 1075) VRDN 3.68% due 07/15/2013 (a)	5,500,000
5,125,000	Sunman-Dearborn, Indiana High School Bldg Corp. (Putters — Series 671) VRDN 3.67% due 01/15/2013 (a)	5,125,000
25,000,000	Whiting, Indiana Environmental Facilities Rev (Products North America Project) DDN 3.74% due 07/01/2040 (a)	25,000,000
1,500,000	Whitley County, Indiana EDR (Micopulse Inc. Project) VRDN 3.71% due 02/01/2028 (a)	1,500,000

Iowa — 1.2%
36,695,000	Iowa City, Iowa Rev (Act Inc.) DDN 3.80% due 04/01/2032 (a)	36,695,000
2,500,000	Iowa Finance Auth EDR (Monarch Manufacturing Co. Project) DDN 3.76% due 03/01/2016 (a)	2,500,000
5,000,000	Iowa Finance Auth Health Facilities Rev (Care Initiatives Project) DDN 3.75% due 11/01/2036 (a)	5,000,000

8    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Iowa — (concluded)
$ 6,500,000	Iowa Finance Auth Retirement Community Rev (Wesley Retirement — Series B) VRDN 3.61% due 12/01/2033 (a)	$6,500,000
	Iowa Finance Auth Rev (Museum of Art Foundation) DDN:
13,150,000	3.70% due 06/01/2033 (a)	13,150,000
13,975,000	3.70% due 10/01/2033 (a)	13,975,000
	Iowa Higher Educational Loan Auth Rev (Buena Vista University Project) VRDN:
5,760,000	3.76% due 12/01/2012 (a)	5,760,000
7,870,000	3.70% due 05/01/2020 (a)	7,870,000
5,000,000	Iowa Higher Educational Loan Auth Rev (Private Colleges — University of Dubuque) VRDN 3.70% due 04/01/2035 (a)	5,000,000
	Iowa Higher Educational Loan Auth Rev (Private Colleges — Des Moines) DDN:
6,330,000	3.75% due 10/01/2024 (a)	6,330,000
9,680,000	3.75% due 10/01/2033 (a)	9,680,000
20,050,000	Iowa Higher Educational Loan Auth Rev (Private Colleges — St. Ambrose) DDN 3.74% due 04/01/2033 (a)	20,050,000
14,500,000	Iowa State School BAN 4.50% due 06/27/2008	14,597,301
	Louisa County, Iowa PCR (Iowa G&E Co) VRDN:
3,900,000	3.73% due 03/01/2017 (a)	3,900,000
19,500,000	(Series A) 3.73% due 09/01/2016 (a)	19,500,000
15,370,000	Municipal Securities Trust Certificates Class A (Iowa Finance Auth Hospital Facilities Rev Health System — Series 26) VRDN 3.66% due 06/01/2010 (a)	15,370,000
11,810,000	Tobacco Settlement Auth Iowa (ROCS RR II R 456 CE) VRDN 3.68% due 06/01/2046 (a)	11,810,000
7,200,000	Wapello County, Iowa Rev (Ottumwa Regional Health Center) VRDN 3.60% due 10/01/2031 (a)	7,200,000

Kansas — 0.7%
7,600,000	Johnson County, Kansas Public Bldg Community Lease Rev (Putters — Series 528) VRDN 3.68% due 09/01/2010 (a)	7,600,000
5,135,000	Johnson County, Kansas School District Shawnee Mission (Putters — Series 512) VRDN 3.68% due 10/01/2012 (a)	5,135,000
4,160,000	Kansas State Department Transportation Highway Rev (ROCS RR II R 6020) VRDN 3.67% due 03/01/2019 (a)	4,160,000
	Kansas State Development Finance Auth Lease Rev DDN:
5,600,000	(Series 1-J) 3.70% due 12/01/2018 (a)	5,600,000
17,200,000	(Series 2-J) 3.70% due 12/01/2034 (a)	17,200,000
3,440,000	Lawrence, Kansas Industrial Rev (Prosoco Inc. Project — Series A) VRDN 3.77% due 12/01/2018 (a)	3,440,000
8,310,000	Lehman Municipal Trust Receipts Various States (Sedgwick & Shawnee Counties — Series 06-K54) VRDN 3.72% due 12/01/2038 (a)	8,310,000
4,200,000	Lenexa, Kansas M/F Housing Rev (Meadows Apartments Project — Series A) VRDN 3.71% due 04/15/2035 (a)	4,200,000
8,500,000	Lenexa, Kansas Rev (Floaters — Series 302) VRDN 3.68% due 02/01/2012 (a)	8,500,000

Kansas — (concluded)
$15,775,000	Olathe, Kansas Health Facilities Rev (Olathe Medical Center — Series A) DDN 3.70% due 09/01/2032 (a)	$15,775,000
35,195,000	University of Kansas Hospital Auth Health Facilities Rev DDN 3.70% due 09/01/2034 (a)	35,195,000

Kentucky — 2.2%
945,000	Boone County, Kentucky IBR (Diocesan Educational Projects) VRDN 3.81% due 11/01/2018 (a)	945,000
2,400,000	Carroll County, Kentucky PCR CP 3.80% due 09/10/2007	2,400,000
1,955,000	Crestview Hills, Kentucky IBR (Thomas More Project) VRDN 3.70% due 11/01/2018 (a)	1,955,000
	Danville, Kentucky Multi-City Lease Rev (Municiple League Pooled Program) CP:
1,000,000	3.80% due 08/24/2007	999,936
18,115,000	3.79% due 09/21/2007	18,115,000
890,000	Dayton, Kentucky IBR (Willow Green Project) VRDN 3.81% due 08/01/2020 (a)	890,000
3,810,000	Glasgow, Kentucky IBR (Felker Brothers Corp. Project) VRDN 3.67% due 04/01/2020 (a)	3,810,000
12,445,000	Hopkins County, Kentucky Hospital Rev (Floaters — Series 730) VRDN 3.66% due 11/15/2011 (a)	12,445,000
22,500,000	Jefferson County, Kentucky PCR (Louisville Gas & Electric Project) CP 3.76% due 09/06/2007	22,500,000
81,400,000	Kenton County, Kentucky Airport Board of Special Facilities Rev (Airis Cincinnati — Series A) VRDN 3.73% due 07/01/2032 (a)	81,400,000
4,090,000	Kenton County, Kentucky Educational Rev (St. Pius X School District Projects) VRDN 3.70% due 06/01/2023 (a)	4,090,000
2,850,000	Kentucky EDF (Solid Waste Disposal Rev Republic Services Inc.) VRDN 3.89% due 07/01/2035 (a)	2,850,000
37,909,000	Kentucky Public Energy Auth Gas Supply Rev (Series A) DDN 3.68% due 08/01/2016 (a)	37,909,000
4,789,500	Kentucky State Turnpike Auth EDR (Floaters —Series 1061) VRDN 3.66% due 07/01/2018 (a)	4,789,500
2,750,000	Lehman Municipal Trust Rcpts (Kentucky Housing Corp. — Floaters — Series 06) VRDN 3.72% due 07/01/2037 (a)	2,750,000
5,005,000	Louisville & Jefferson County, Kentucky (Sewer & Drain System Rev — Floaters — Series 1517) VRDN 3.66% due 05/15/2038 (a)	5,005,000
7,400,000	Mercer County, Kentucky PCR (Kentucky Utility Co. Project — Series A) CP 3.80% due 09/10/2007	7,400,000
2,400,000	Muhlenberg County, Kentucky PCR (Kentucky Utility Co. — Series A) CP 3.80% due 09/10/2007	2,400,000
53,000,000	Pendleton County, Kentucky Multi-County Lease Rev CP 3.80% due 09/12/2007	53,000,000
39,780,000	Shelby County, Kentucky Lease Rev (Series A) DDN 3.70% due 09/01/2034 (a)	39,780,000
	Trimble County, Kentucky PCR CP:
27,500,000	3.76% due 09/06/2007	27,500,000
35,000,000	3.78% due 09/06/2007	35,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)    9

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Louisiana — 4.2%
$ 4,500,000	Calcasieu Parish Inc. of Louisiana IDB Rev (Hydroserve Westlake) VRDN 3.73% due 06/01/2025 (a)	$4,500,000
6,000,000	Eagle Tax-Exempt Trust — New Orleans, Louisiana VRDN 3.71% due 12/01/2021 (a)	6,000,000
3,620,000	East Baton Rouge, Louisiana Mortgage Finance Auth S/F Rev (Floaters — Series 996) VRDN 3.70% due 06/02/2008 (a)	3,620,000
21,420,000	Eclipse Funding Trust 2007-0042 (Solar Eclipse — Louisiana Public Facilities Auth Rev Tulane University Project) VRDN 3.80% due 02/15/2035 (a)	21,420,000
19,855,000	Eclipse Funding Trust 2007-0059 (Solar Eclipse — Lafayette, Louisiana) VRDN 3.66% due 05/01/2015 (a)	19,855,000
	Ernest N. Morial, New Orleans, Louisiana (Exhibit Hall Auth Special Tax) VRDN:
8,045,000	(ROCS RR II R 4038) 3.70% due 07/15/2023 (a)	8,045,000
10,495,000	(ROCS RR II R 4060) 3.70% due 07/15/2022 (a)	10,495,000
5,000,000	Jefferson, Louisiana Sales Tax Rev VRDN 3.80% due 12/01/2022 (a)	5,000,000
	Jefferson Parish, Louisiana Finance Auth Rev VRDN:
5,350,000	(Floaters — Series 1910) 3.66% due 12/01/2048 (a)	5,350,000
18,000,000	(ROCS RR II R 11086) 3.67% due 12/01/2032 (a)	18,000,000
33,995,000	Jefferson Parish, Louisiana Hospital Service Rev (Putters — Series 522) VRDN 3.67% due 12/01/2008 (a)	33,995,000
13,935,000	Lafayett, Louisiana Utilities Rev (Merlots — Series B-23) VRDN 3.68% due 11/01/2028 (a)	13,935,000
	Lake Charles, Louisiana Harbor & Rev (Conoco Inc. Project) VRDN:
20,900,000	(Series A) 3.69% due 09/01/2029 (a)	20,900,000
3,400,000	(Series B) 3.73% due 09/01/2012 (a)	3,400,000
	Louisiana Housing Finance Agency Mortgage Rev VRDN:
262,000	(Floaters — Series 1069) 3.70% due 12/01/2047 (a)	262,000
19,907,839	(Floaters — Series 1224) 3.69% due 12/01/2047 (a)	19,907,839
45,025,000	Louisiana Housing Finance Agency M/F Rev (Floaters — Series 1556) VRDN 3.69% due 12/01/2041 (a)	45,025,000
6,000,000	Louisiana Housing Finance Agency Rev (Canterbury House Apartments) VRDN 3.69% due 09/15/2040 (a)	6,000,000
	Louisiana Local Government Environmental Facilities & Community Development Auth Rev (BASF Corp. Project) VRDN:
4,000,000	3.74% due 12/01/2036 (a)	4,000,000
10,000,000	3.74% due 12/01/2037 (a)	10,000,000
2,360,000	Louisiana Local Government Environmental Facilities & Community Development Auth Rev (Northwestern State University Student Housing — Series A) VRDN 3.69% due 08/01/2034 (a)	2,360,000
	Louisiana Public Facilities Auth (Air Products & Chemical Project) VRDN:
18,650,000	3.71% due 12/01/2038 (a)	18,650,000
3,400,000	3.71% due 12/01/2039 (a)	3,400,000
13,000,000	Louisiana Public Facilities Auth (Air Products & Chemical Project) DDN 3.77% due 12/01/2040 (a)	13,000,000

Louisiana — (concluded)
	Louisiana Public Facilities Auth Rev VRDN:
$ 6,550,000	(Putters — Series 1753) 3.67% due 01/01/2015 (a)	$6,550,000
3,050,000	(Putters — Series 1754) 3.68% due 01/01/2015 (a)	3,050,000
16,045,000	(Series 2007-038) 3.66% due 06/01/2041 (a)	16,045,000
	Louisiana State Gas & Fuels Tax Rev VRDN:
56,430,000	(Eagle 0060030 CL-A) 3.67% due 05/01/2035 (a)	56,430,000
9,900,000	(Eagle 20060073 CL-A) 3.68% due 05/01/2035 (a)	9,900,000
6,490,000	(Eagle 20060137 CL-A) 3.67% due 05/01/2036 (a)	6,490,000
9,900,000	(Eagle 20060148 CL-A) 3.68% due 05/01/2036 (a)	9,900,000
23,735,000	(Eagle 20060150 CL-A) 3.68% due 05/01/2036 (a)	23,735,000
30,000,000	(Eagle 720050038 CL-A) 3.66% due 05/01/2035 (a)	30,000,000
31,635,000	(Floaters — Series 1127) 3.66% due 05/01/2035 (a)	31,635,000
7,495,000	(Putters — Series 1065) 3.68% due 05/01/2013 (a)	7,495,000
25,870,000	(Putters — Series 1548) 3.67% due 05/01/2014 (a)	25,870,000
54,682,000	Louisiana State Municipal National Gas Purchasing & Distribution Auth Gas Rev (Putters — Series 1411Q) VRDN 3.67% due 03/15/2014 (a)	54,682,000
10,945,000	Louisiana State University (Agricultural & Mechanical College Board Supervisors Rev) VRDN 3.62% due 07/01/2032 (a)	10,945,000
38,800,000	Morgan Keegan Municipal Product Inc. (New Orleans Louisiana S/F Mortgage Rev) VRDN 3.71% due 12/01/2041 (a)	38,800,000
11,900,000	Morgan Keegan Municipal Product Inc. (Various States Trust Receipts — Series A) VRDN 3.71% due 02/01/2011 (a)	11,900,000
12,500,000	Plaquemines Parish, Louisiana Environmental Rev (Exploration & Oil) DDN 3.74% due 05/01/2025 (a)	12,500,000
20,000,000	Saint Charles Parish, Louisiana PCR (Shell Oil Co. Norco Project) DDN 3.75% due 11/01/2021 (a)	20,000,000
20,000,000	Saint James Parish, Louisiana PCR (Texaco Project — Series A) CP 3.73% due 10/16/2007	20,000,000
17,500,000	Saint John Baptist Parish, Louisiana Rev (Floaters — Series 1916) VRDN 3.67% due 06/01/2037 (a)	17,500,000

Maine — 0.6%
910,000	Grey, Maine Rev (Advance Realty Project) VRDN 3.63% due 10/01/2011 (a)	910,000
31,800,000	Lehman Municipal Trust Rcpts Various States (Floaters — Series 07) DDN 3.74% due 06/01/2035 (a)	31,800,000
5,600,000	Lehman Municipal Trust Rcpts Various States (Floaters — Series 06) VRDN 3.75% due 11/15/2036 (a)	5,600,000
2,285,000	Maine Finance Auth Rev (Dearborn Precision Tubular) VRDN 3.69% due 12/01/2013 (a)	2,285,000
22,580,000	Maine Finance Auth Rev (Jackson Lab Issue —Series 2002) VRDN 3.67% due 07/01/2031 (a)	22,580,000
9,500,000	Maine State BAN 4.25% due 06/10/2008	9,543,320
	Maine State Housing Auth Mortgage FXRDN:
4,500,000	(Series B) 3.75% due 05/15/2008	4,500,000
8,000,000	(Series D) 3.82% due 07/18/2008	8,000,000
14,000,000	(Series H) 3.62% due 12/17/2007	14,000,000

10    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Maryland — 0.8%
$ 14,000,000	Anne Arundel County, Maryland (Series 97-A) CP 3.80% due 08/07/2007	$14,000,000
4,925,000	Anne Arundel County, Maryland Rev (Mountain Ridge Apartments) VRDN 3.66% due 07/01/2021 (a)	4,925,000
7,000,000	Baltimore County, Maryland EDR (Garrison Forest School Inc. Project) DDN 3.70% due 10/01/2031 (a)	7,000,000
	Carroll County, Maryland Rev (Fairhaven & Copper) VRDN:
4,495,000	(Series A) 3.64% due 01/01/2034 (a)	4,495,000
3,295,000	(Series B) 3.61% due 01/01/2034 (a)	3,295,000
5,105,000	Clipper Tax-Exempt Certificate Trust (Series 2007-19) VRDN 3.73% due 06/01/2011 (a)	5,105,000
22,000,000	Howard County, Maryland (Series D) CP 3.70% due 09/06/2007	22,000,000
7,470,000	Maryland State Community Development Administration Department of Housing — ROC RR II R 11043) VRDN 3.70% due 03/01/2048 (a)	7,470,000
2,600,000	Maryland State EDC Rev (Gamse Lithographing Co. Facilities) VRDN 3.71% due 05/01/2017 (a)	2,600,000
2,000,000	Maryland State EDC EDR (Bindagraphics Inc. Project) VRDN 3.67% due 07/01/2021 (a)	2,000,000
	Maryland State Health & Higher Educational Facilities Auth Rev (Adventist Healthcare) VRDN:
950,000	(Series A) 3.64% due 01/01/2034 (a)	950,000
16,875,000	(Series A) 3.64% due 01/01/2035 (a)	16,875,000
14,725,000	(Series B) 3.64% due 01/01/2021 (a)	14,725,000
4,750,000	Maryland State Health & Higher Educational Facilities Auth Rev (Edenwald — Series B) VRDN 3.64% due 01/01/2037 (a)	4,750,000
21,695,000	Montgomery County, Maryland EDR (Riderwood Village Inc. Project) VRDN 3.65% due 03/01/2034 (a)	21,695,000
4,600,000	Washington County, Maryland Rev (Conservit Inc. Facilities) VRDN 3.71% due 02/01/2023 (a)	4,600,000

Massachusetts — 2.4%
6,332,859	Framingham, Massachusetts BAN 4.00% due 11/15/2007	6,338,256
10,000,000	Lehman Municipal Trust Receipts Various States (Floaters — Series 07) DDN 3.74% due 10/01/2035 (a)	10,000,000
46,520,000	Lehman Municipal Trust Receipts Various States (Floaters — Series 62) VRDN 3.68% due 11/01/2025 (a)	46,520,000
12,000,000	Macon Trust (Massachusetts State Health & Educational Facilities — Harvard Vanguard Medical) VRDN 3.68% due 06/15/2012 (a)	12,000,000
30,400,000	Massachusetts Bay Transportation Auth (Floaters — Series 156) DDN 3.72% due 07/01/2030 (a)	30,400,000
5,000,000	Massachusetts Bay Transportation Auth (ROCS RR II R 9021) VRDN 3.66% due 07/01/2034 (a)	5,000,000
6,000,000	Massachusetts State Central Artery (Series A) DDN 3.69% due 12/01/2030 (a)	6,000,000
13,500,000	Massachusetts State Development Finance Agency (Program IV Issue) CP 3.75% due 09/12/2007	13,500,000
40,000,000	Massachusetts State Development Finance Agency (Massachusetts Electric Co.) CP 3.74% due 08/09/2007	40,000,000

Massachusetts — (concluded)
	Massachusetts State Development Finance Agency VRDN:
$ 8,435,000	(Bancroft School) 3.65% due 09/01/2031 (a)	$8,435,000
3,200,000	(Buckingham Brown & Nichols) 3.64% due 06/01/2036 (a)	3,200,000
9,850,000	(Cordis Mills LLC) 3.82% due 12/01/2032 (a)	9,850,000
13,920,000	(Gordon College) 3.65% due 09/01/2032 (a)	13,920,000
15,415,000	(Groton School) 3.65% due 03/01/2034 (a)	15,415,000
4,635,000	(Lesley University) 3.67% due 07/01/2033 (a)	4,635,000
23,225,000	(Suffolk University Asset Guaranty) 3.70% due 07/01/2032 (a)	23,225,000
13,400,000	(Suffolk University — Series A) 3.67% due 07/01/2035 (a)	13,400,000
28,365,000	(Wentworth Institute of Technology) 3.70% due 10/01/2033 (a)	28,365,000
5,020,000	(Wilbraham & Monson Academy) 3.65% due 09/01/2036 (a)	5,020,000
13,390,000	Massachusetts State Health & Educational Auth Rev (Putters — Series 1279) VRDN 3.66% due 10/01/2012 (a)	13,390,000
7,860,000	Massachusetts State Health & Educational Facilities Auth Rev (The Boston Home Inc. — Series B) VRDN 3.65% due 06/01/2032 (a)	7,860,000
25,500,000	Massachusetts State IFA Rev (New England Power Co. — Series 92) CP 3.75% due 08/01/2007	25,500,000
	Massachusetts State School Bldg Auth Dedicated Sales Tax Rev VRDN:
5,820,000	(Eagle 20060035 CL-A) 3.67% due 08/15/2030 (a)	5,820,000
6,800,000	(Eagle 20060055 CL-A) 3.67% due 08/15/2030 (a)	6,800,000
9,400,000	Massachusetts State Water Pollution Abatement Trust Rev (Municipal Securities Trust Rcpts — Series 87) DDN 3.73% due 08/01/2023 (a)	9,400,000
10,270,000	Massachusetts State Water Resources Auth (Floaters — Series 1890) VRDN 3.66% due 08/01/2036 (a)	10,270,000
16,400,000	Municipal Securities Trust Certificates Class A (Series 2001-155) DNN 3.73% due 04/28/2016 (a)	16,400,000
8,395,000	Municipal Securities Trust Certificates (Series 5018) VRDN 3.63% due 09/25/2023 (a)	8,395,000
4,000,000	Plymouth, Massachusetts BAN 4.15% due 12/06/2007	4,006,524
1,785,000	University of Massachusetts (Bldg Auth Project — ROCS RR II R 6016) VRDN 3.66% due 11/01/2015 (a)	1,785,000

Michigan — 3.2%
28,000,000	ABN-AMRO Muni Tops — Detroit Michigan Sewer Rev (Series — 2005-3) VRDN 3.66% due 07/01/2013 (a)	28,000,000
7,000,000	ABN-AMRO Muni Tops — Michigan State Bldg Auth Rev (Series — 2005-33) VRDN 3.66% due 10/15/2013 (a)	7,000,000
8,235,000	Dearborn, Michigan EDC Rev (Henry Ford Village) VRDN 3.70% due 10/01/2023 (a)	8,235,000
	Detroit, Michigan City School District VRDN:
12,030,000	(Merlots — Series A-115) 3.68% due 04/01/2019 (a)	12,030,000
8,475,000	(Merlots — Series B-27) 3.68% due 05/01/2027 (a)	8,475,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)    11

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Michigan — (continued)
	Detroit, Michigan Sewer Disposal Rev VRDN:
$ 9,800,000	(Eagle 20060127 CL-A) 3.68% due 07/01/2036 (a)	$9,800,000
6,315,000	(ROCS RR II R 719) 3.68% due 07/01/2036 (a)	6,315,000
31,680,000	(ROCS RR II R 905) 3.67% due 07/01/2032 (a)	31,680,000
5,445,000	(Merlots — Series B-01) 3.68% due 07/01/2022 (a)	5,445,000
19,000,000	(Series E) 3.74% due 07/01/2031 (a)	19,000,000
44,015,000	Eastern Michigan University Rev (Series A) DDN 3.70% due 06/01/2036 (a)	44,015,000
16,940,000	Jackson County, Michigan EDC Limited Obligation Rev (Vista Grande Villa — Series A) DDN 3.68% due 11/01/2031 (a)	16,940,000
3,700,000	Lanse Creuse, Michigan Public Schools (Eagle 20060032 CL-A) VRDN 3.68% due 05/01/2035 (a)	3,700,000
5,525,000	Macomb County, Michigan Hospital Finance Auth Rev (Mount Clemens — Series A-2) DDN 3.70% due 10/01/2020 (a)	5,525,000
6,200,000	Michigan City M/F Housing Rev (Garden Estates West Apartments) VRDN 3.71% due 10/01/2036 (a)	6,200,000
	Michigan State Bldg Auth Rev VRDN:
33,800,000	(Eagle 20060142 CL-A) 3.68% due 10/15/2036 (a)	33,800,000
15,298,000	(Floaters — Series 70-Z) 3.67% due 10/15/2029 (a)	15,298,000
10,895,000	(ROCS RR II R 7039) 3.68% due 10/15/2024 (a)	10,895,000
	Michigan State Higher Educational Facilities Auth Rev VRDN:
6,000,000	(Adrian College) 3.65% due 03/01/2031 (a)	6,000,000
13,800,000	(Ave Maria School Project) 3.70% due 08/01/2026 (a)	13,800,000
	Michigan State Hospital Finance Auth Rev DDN:
14,935,000	(Crittenton Hospital — Series A) 3.70% due 03/01/2030 (a)	14,935,000
12,350,000	(Trinity Health — Series E) 3.70% due 11/01/2018 (a)	12,350,000
20,000,000	(Trinity Health — Series H) 3.70% due 11/01/2040 (a)	20,000,000
	Michigan State Hospital Finance Auth Rev VRDN:
12,995,000	(Merlots — Series K) 3.68% due 11/15/2023 (a)	12,995,000
1,675,000	(ROCS RR II R 588) 3.67% due 11/15/2046 (a)	1,675,000
10,300,000	Michigan State Housing Development Auth M/F Rev (Limited Obligation Housing — Jackson Project) DDN 3.80% due 06/01/2037 (a)	10,300,000
13,210,000	Michigan State Trunk Line (Merlots — Series B-02) VRDN 3.68% due 11/01/2021 (a)	13,210,000
	Michigan State Strategic Fund Limited Obligation Rev (Detroit Symphony Project) DDN:
25,655,000	(Series A) 3.70% due 06/01/2031 (a)	25,655,000
10,550,000	(Series B) 3.70% due 06/01/2031 (a)	10,550,000
	Michigan State Strategic Fund Limited Obligation Rev VRDN:
8,500,000	(Dow Chemical Project — Series B-1) 3.84% due 06/01/2014 (a)	8,500,000
2,300,000	(North America Inc. Project) 3.84% due 04/01/2011 (a)	2,300,000
5,000,000	(Sur-Flo Plastics Inc. Project) 3.79% due 08/01/2025 (a)	5,000,000
4,230,000	(Weller Trunk Parts Project) 3.79% due 10/01/2029 (a)	4,230,000
41,220,000	Municipal Securities Trust Certificates (Michigan State Bldg Auth) DDN 3.73% due 10/07/2014 (a)	41,220,000
10,500,000	Municipal Securities Trust Certificates Class A (Detroit Michigan Sewer Disposal Rev — Series 2001-166) VRDN 3.73% due 12/15/2021 (a)	10,500,000

Michigan — (concluded)
$ 21,145,000	Northern Michigan University Rev DDN 3.70% due 06/01/2031 (a)	$21,145,000
3,060,000	Oakland County, Michigan EDC Limited Obligation Rev (Su Dan Co. Project) VRDN 3.79% due 07/01/2024 (a)	3,060,000
5,705,000	Oakland University Michigan Rev (ROCS RR II R 2154) VRDN 3.67% due 05/15/2022 (a)	5,705,000
8,440,000	RBC Municipal Products Inc. (Floaters — Series 18-I) VRDN 3.66% due 07/01/2014 (a)	8,440,000
2,640,000	Southfield, Michigan Library Bldg Auth (ROCS RR II R 7521) VRDN 3.67% due 05/01/2023 (a)	2,640,000
6,105,000	Sturgis, Michigan Public School District (Putters — Series 728) VRDN 3.68% due 11/01/2012 (a)	6,105,000
6,600,000	Wayne County, Michigan Airport Auth Rev (Eagle 720053029 CL-A) VRDN 3.71% due 12/01/2034 (a)	6,600,000

Minnesota — 2.0%
	Dakota County, Minnesota Community Development Agency M/F Housing Rev DDN:
10,000,000	(Brentwood Hills Apartments Project — Series A) 3.80% due 09/01/2038 (a)	10,000,000
21,755,000	(Regatta Commons Project — Series A) 3.80% due 01/01/2038 (a)	21,755,000
16,005,000	Duluth, Minnesota EDA Health Care Facilities Rev (Floaters — Series 895) VRDN 3.66% due 02/15/2020 (a)	16,005,000
2,800,000	Hennepin County, Minnesota Housing & Redevelopment Auth M/F Rev (Stone Arch Apartments Project) VRDN 3.71% due 04/15/2035 (a)	2,800,000
6,170,000	Hennepin County, Minnesota Sales Tax Rev (Floaters — Series 1810) VRDN 3.66% due 12/15/2037 (a)	6,170,000
2,417,000	Minneapolis, Minnesota Rev (Minnehaha Academy Project) DDN 3.80% due 05/01/2026 (a)	2,417,000
19,130,000	Minneapolis & Saint Paul, Minnesota Airports Rev (Floaters — Series 2007-1) VRDN 3.67% due 01/01/2032 (a)	19,130,000
18,000,000	Minnesota Rural Water Finance Auth BAN 4.50% due 07/01/2008	18,119,815
	Minnesota State VRDN:
14,255,000	(Floaters — Series 1462) 3.66% due 06/01/2018 (a)	14,255,000
6,130,000	(Putters — Series 1421) 3.67% due 06/01/2014 (a)	6,130,000
2,145,000	(ROCS RR II R 4065) 3.67% due 08/01/2023 (a)	2,145,000
9,700,000	Municipal Securities Trust Certificates (Series 2007-292) VRDN 3.67% due 12/23/2014 (a)	9,700,000
	Rochester, Minnesota Health Care Facilities CP:
21,000,000	(Series 00-A) 3.75% due 09/13/2007	21,000,000
20,000,000	(Series 00-A) 3.77% due 10/11/2007	20,000,000
19,000,000	(Series 00-B) 3.73% due 10/11/2007	19,000,000
39,000,000	(Series 00-C) 3.75% due 09/12/2007	39,000,000
31,400,000	(Series 01-A) 3.73% due 10/11/2007	31,400,000
23,150,000	(Series 01-B) 3.74% due 09/12/2007	23,150,000
10,000,000	(Series 92-B) 3.75% due 09/13/2007	10,000,000
17,200,000	(Series 92-B) 3.77% due 10/11/2007	17,200,000
4,800,000	St. Paul, Minnesota Housing & Redevelopment Auth Hospital Rev (ROCS RR II R 569 CE) VRDN 3.67% due 11/15/2030 (a)	4,800,000

12    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Minnesota — (concluded)
$1,400,000	St. Paul, Minnesota Port Auth Distribution Cooling Rev (Series 2002-2-R) DDN 3.80% due 03/01/2022 (a)	$1,400,000
31,295,000	St. Paul, Minnesota Port Auth Rev (Amherst H. Wilder Foundation — Series 06-3) VRDN 3.70% due 04/01/2036 (a)	31,295,000

Mississippi — 1.0%
14,770,000	Mississippi Business Finance Corp. Gulf Opportunity Zone IDR (Floaters — Series 99-G) VRDN 3.66% due 12/01/2028 (a)	14,770,000
20,000,000	Mississippi Business Finance Corp. Gulf Opportunity Zone IDR (SG Resources Mississippi LLC Project) VRDN 3.63% due 05/01/2032 (a)	20,000,000
8,520,000	Mississippi Business Finance Corp. Solid Waste Disposal Rev (Mississippi Power Co. Project) DDN 3.73% due 05/01/2028 (a)	8,520,000
	Mississippi Development Bank Special Obligation VRDN:
19,095,000	(Merlots — Series 16-A) 3.68% due 07/01/2031 (a)	19,095,000
6,860,000	(ROCS RR II R 6051) 3.67% due 01/01/2022 (a)	6,860,000
7,000,000	Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project — Series A) VRDN 3.66% due 10/01/2036 (a)	7,000,000
57,791,500	Mississippi Home Corp. S/F Rev (Floaters — Series 1212) VRDN 3.69% due 12/01/2008 (a)	57,791,500
	Mississippi Hospital Equipment & Facilities Auth Rev (North Mississippi Health Service — Series 1) CP:
29,210,000	3.74% due 09/07/2007	29,210,000
5,610,000	3.70% due 09/12/2007	5,610,000

Missouri — 1.7%
9,380,000	Branson, Missouri School District (Putters — Series 1427) VRDN 3.68% due 03/01/2013 (a)	9,380,000
5,685,000	Bridgeton, Missouri IDA IDR (Stikze Printing Project) VRDN 3.74% due 11/01/2031 (a)	5,685,000
3,200,000	Jackson County, Missouri IDA Health Facilities Rev (Kansas City Hospice) VRDN 3.70% due 01/01/2030 (a)	3,200,000
3,480,000	Jackson County, Missouri Special Obligation (ROCS RR II R 9014) VRDN 3.67% due 12/01/2029 (a)	3,480,000
5,755,000	Joplin, Missouri School District (Putters — Series 1844) VRDN 3.68% due 03/01/2015 (a)	5,755,000
9,600,000	Kansas City, Missouri IDA Rev (Ewing Marion Kauffman — Series A) DDN 3.70% due 04/01/2027 (a)	9,600,000
7,500,000	Kansas City, Missouri Municipal Assistance Corp. Rev (Putters — Series 1327) VRDN 3.67% due 04/15/2014 (a)	7,500,000
5,950,000	Kansas City, Missouri (Putters — Series 1804) VRDN 3.67% due 02/01/2015 (a)	5,950,000
5,300,000	Missouri State Board Public Bldg Special Obligations (Floaters — Series 1433) VRDN 3.66% due 10/15/2027 (a)	5,300,000
13,700,000	Missouri State Development Finance Board Lease Rev (Missouri Associate Municipal Utilities Lease) DDN 3.70% due 06/01/2033 (a)	13,700,000

Missouri — (concluded)
	Missouri State Health & Educational Facilities Auth DDN:
$3,500,000	(Bethesda Health Group) 3.75% due 08/01/2034 (a)	$3,500,000
25,125,000	(Bethesda Health Group — Series A) 3.70% due 08/01/2031 (a)	25,125,000
6,500,000	(Bethesda Health Group — Series A) 3.75% due 08/01/2031 (a)	6,500,000
25,900,000	(Christian Brothers — Series A) 3.75% due 10/01/2032 (a)	25,900,000
5,400,000	(De Smet Jesuit High School) 3.75% due 11/01/2027 (a)	5,400,000
6,550,000	(Drury College) 3.75% due 08/15/2024 (a)	6,550,000
5,000,000	(Rockhurst High School) 3.69% due 09/01/2031 (a)	5,000,000
2,750,000	(St. Louis University) 3.73% due 07/01/2032 (a)	2,750,000
10,485,000	(St. Louis University — Series A) 3.67% due 10/01/2016 (a)	10,485,000
31,055,000	(St. Louis University — Series B) 3.73% due 10/01/2024 (a)	31,055,000
	Missouri State Health & Educational Facilities Auth Rev VRDN:
8,470,000	(Eagle 20060166 CL-A) 3.68% due 01/15/2037 (a)	8,470,000
14,840,000	(Series 157) 3.66% due 03/01/2030 (a)	14,840,000
	Missouri State Highways & Transportation Community State Road Rev VRDN:
6,955,000	(Putters — Series 1433) 3.67% due 05/01/2014 (a)	6,955,000
22,335,000	(Putters — Series 1793) 3.67% due 02/01/2010 (a)	22,335,000
8,000,000	Palmyra, Missouri IDA Solid Waste Disposal Rev (BASF Corp. Project) VRDN 3.74% due 12/01/2022 (a)	8,000,000
3,800,000	Saint Charles County, Missouri IDA (Trinity Manufacturing Project) VRDN 3.70% due 05/01/2028 (a)	3,800,000
14,020,000	Saint Louis, Missouri Airport Rev (Merlots — Series A-18) VRDN 3.68% due 07/01/2015 (a)	14,020,000
8,000,000	Saint Louis, Missouri General Funding TRAN 4.50% due 06/30/2008	8,052,779
4,050,000	Saint Louis, Missouri IDA M/F Housing Rev (Metro Lofts Apartments — Series C) VRDN 3.67% due 09/15/2036 (a)	4,050,000
9,740,000	Springfield, Missouri Public Utility Rev VRDN 3.66% due 08/01/2030 (a)	9,740,000

Montana — 0.3%
14,000,000	Anaconda-Deer Lodge County, Montana EFR (Anaconda Smelter) DDN 3.74% due 10/01/2037 (a)	14,000,000
10,495,000	Helena, Montana Higher Educational Rev (Carroll College Campus Housing) DDN 3.75% due 10/01/2032 (a)	10,495,000
18,375,000	Montana State Board Investment Municipal Finance FXRDN 3.85% due 03/01/2008	18,375,000

Nebraska — 0.5%
8,890,000	Central Plains Energy Project Nebraska (Floater — Series 14) VRDN 3.67% due 12/21/2021 (a)	8,890,000
9,495,000	Municipal Securities Trust Certificates (Omaha, Nebraska — Series 2000-108) VRDN 3.73% due 12/05/2024 (a)	9,495,000
	Nebraska Educational & Finance Auth Rev (Creighton University Project) DDN:
11,675,000	3.70% due 03/01/2033 (a)	11,675,000
9,405,000	(Series B) 3.75% due 12/15/2012 (a)	9,405,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)    13

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Nebraska — (concluded)
	Nebraska Public Power Rev VRDN:
$3,235,000	(Eagle 20040014 CL-A) 3.68% due 01/01/2035 (a)	$3,235,000
3,335,000	(Eagle 20041016 CL-A) 3.68% due 01/01/2035 (a)	3,335,000
4,095,000	(ROCS RR II R 9000) 3.67% due 01/01/2035 (a)	4,095,000
12,000,000	Omaha, Nebraska Public Power District (Series A) CP 3.75% due 09/06/2007	12,000,000
5,082,500	Omaha Public Power Nebraska Electric Rev (Floaters — Series 1289) VRDN 3.66% due 02/01/2036 (a)	5,082,500
10,085,000	Public Power Generation Agency, Nebraska Rev (Eagle 20070009 CL-A) VRDN 3.66% due 01/01/2041 (a)	10,085,000
9,890,000	Scotts Bluff County, Nebraska Hospital Auth Rev (Regional West Medical Center) VRDN 3.67% due 12/01/2028 (a)	9,890,000

Nevada — 0.9%
	Clark County, Nevada VRDN:
6,000,000	(Floaters — Series 1282) 3.66% due 11/01/2035 (a)	6,000,000
5,915,000	(ROCS RR II R 1035) 3.67% due 06/01/2021 (a)	5,915,000
	Clark County, Nevada School District VRDN:
5,835,000	(Merlots — Series B-02) 3.68% due 06/15/2019 (a)	5,835,000
13,005,000	(Merlots — Series D-09) 3.68% due 11/01/2027 (a)	13,005,000
17,365,000	(Putters — Series 1157) 3.67% due 06/15/2013 (a)	17,365,000
9,875,000	(Putters — Series 1159) 3.67% due 06/15/2013 (a)	9,875,000
14,075,000	(ROCS RR II R 7018) 3.67% due 06/15/2020 (a)	14,075,000
6,970,000	Director State Nevada Department of Business & Industry (ROCS RR II R 11108) VRDN 3.68% due 01/01/2015 (a)	6,970,000
7,150,000	Director State Nevada Department of Business & Industry Solid Waste Disposal Rev (Republic Service Inc. Project) VRDN 3.95% due 12/01/2034 (a)	7,150,000
8,285,000	Las Vegas, Nevada Convention & Visitors Auth Rev (Putters — Series 802) VRDN 3.67% due 01/01/2013 (a)	8,285,000
9,950,000	Las Vegas Valley, Nevada Water Distribution (Merlots — Series B-10) VRDN 3.68% due 06/01/2024 (a)	9,950,000
9,985,000	Nevada System Higher Education University Rev (Putters — Series 1245) VRDN 3.67% due 01/01/2014 (a)	9,985,000
5,145,000	North Las Vegas, Nevada (ROCS RR II R 4081) VRDN 3.67% due 05/01/2025 (a)	5,145,000
22,655,000	Truckee Meadows, Nevada Water Auth Rev Municipal Securities Trust Rcpts (Series 137) VRDN 3.73% due 07/01/2030 (a)	22,655,000
5,225,000	University of Nevada Rev (Putters — Series 929) VRDN 3.68% due 01/01/2013 (a)	5,225,000

New Hampshire — 0.8%
3,300,000	Lehman Municipal Trust Receipts Various States (New Hampshire Housing Finance Auth) VRDN 3.75% due 7/1/39 (a)	3,300,000
9,890,000	New Hampshire Health & Educational Auth Hospital Rev (Wentworth Douglass Hospital) DDN 3.80% due 01/01/2031 (a)	9,890,000
8,510,000	New Hampshire Health & Educational Auth Rev (Healthcare — Series B) VRDN 3.67% due 01/01/2032 (a)	8,510,000

New Hampshire — (concluded)
$6,950,000	New Hampshire Health & Educational Auth Rev (New Hampshire Institute of Art) VRDN 3.67% due 10/01/2035 (a)	$6,950,000
20,470,000	New Hampshire Health & Educational Auth Rev (ROCS RR II R 783) VRDN 3.68% due 07/01/2036 (a)	20,470,000
3,240,000	New Hampshire State Business Finance Auth Industrial Facilities Rev (Wiggins Airways Inc.) VRDN 3.69% due 12/01/2033 (a)	3,240,000
	New Hampshire State Business Finance Auth PCR (New England Power — Series 90-A) CP:
20,000,000	3.78% due 08/01/2007	20,000,000
61,850,000	3.76% due 08/06/2007	61,850,000

New Jersey — 0.2%
	Municipal Securities Trust Certificate (New Jersey State Transportation Trust Fund) VRDN:
21,250,000	(Series 2006-269) 3.67% due 11/03/2022 (a)	21,250,000
4,265,000	(Series 2006-3010) 3.67% due 06/13/2024 (a)	4,265,000
	New Jersey State Transportation Trust Fund Auth VRDN:
4,470,000	(Floaters — Series 68-Z) 3.69% due 12/15/2033 (a)	4,470,000
4,580,000	(Putters — Series 1366) 3.65% due 12/15/2023 (a)	4,580,000

New Mexico — 0.2%
5,160,000	Bernalillo County, New Mexico Gross Rcpts Tax Rev (Macon Trust) VRDN 3.67% due 04/01/2027 (a)	5,160,000
10,440,000	Eclipse Funding Trust Various States 2006-0034 (Solar Eclipse — New Mexico) VRDN 3.66% due 12/15/2013 (a)	10,440,000
14,899,720	New Mexico Mortgage Finance Auth (Floaters — Series 56) VRDN 3.70% due 03/01/2042 (a)	14,899,720

New York — 2.2%
25,000,000	Albany, New York City School District (Series A) BAN 4.25% due 06/27/2008	25,115,397
17,020,000	Hudson Yards Infrastructure Corp. New York Rev (Floaters — Series 1564) VRDN 3.65% due 02/15/2047 (a)	17,020,000
	New York City Municipal Water Finance Auth (Water & Sewer System Rev) VRDN:
10,000,000	(Eagle 20040015 CL-A) 3.66% due 06/15/2035 (a)	10,000,000
21,495,000	(Eagle 20050041 CL-A) 3.67% due 06/15/2036 (a)	21,495,000
31,430,000	(Eagle 20060057 CL-A) 3.66% due 06/15/2036 (a)	31,430,000
	New York City Transitional Finance Auth Bldg Aid Rev VRDN:
20,000,000	(Eagle 20060149 CL-A) 3.67% due 07/15/2036 (a)	20,000,000
28,260,000	(Eagle 20070004 CL-A) 3.67% due 07/15/2036 (a)	28,260,000
10,110,000	(Merlots — Series B) 3.68% due 05/01/2025 (a)	10,110,000
20,000,000	New York State Dorm Auth (Eagle 20070002 CL-A) VRDN 3.65% due 03/15/2036 (a)	20,000,000
17,960,000	New York State Dorm Auth (Long Island University) DDN 3.70% due 09/01/2036 (a)	17,960,000
15,900,000	New York State Housing Finance Agency Rev VRDN 3.62% due 05/15/2033 (a)	15,900,000
44,215,000	New York State Turnway Auth (Merlots — Series H-02) VRDN 3.67% due 04/01/2027 (a)	44,215,000
16,005,000	Poughkeepsie, New York IDA (Senior Living Facilities Rev — Woodside Project) VRDN 3.71% due 04/01/2040 (a)	16,005,000
43,800,000	Rockland County, New York TAN 4.00% due 12/20/2007	43,832,330

14    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

New York — (concluded)
	Sales Tax Asset Receivable Corp. New York VRDN:
$33,905,000	(Eagle 20060066 CL-A) 3.66% due 10/15/2026 (a)	$33,905,000
5,250,000	(Putters — Series 565) 3.65% due 10/15/2012 (a)	5,250,000
4,730,000	Tobacco Settlement Financing Corp. New York (Floaters — Series 1457) VRDN 3.70% due 06/01/2022 (a)	4,730,000

North Carolina — 0.3%
3,300,000	Halifax County, North Carolina Industrial Facilities & PCR (Westmoreland) DDN 3.72% due 12/01/2019 (a)	3,300,000
10,100,000	Mecklenburg County, North Carolina Certificate Partnership (Series A) VRDN 3.66% due 02/01/2027 (a)	10,100,000
	North Carolina Capital Facilities Finance Agency Rev VRDN:
16,000,000	(Eagle 20070016 CL-A) 3.66% due 10/01/2044 (a)	16,000,000
7,000,000	(Floaters — Series 1895) 3.66% due 10/01/2044 (a)	7,000,000
4,875,000	North Carolina Eastern Municipal Power Agency & System Rev (Merlots — Series A-22) VRDN 3.68% due 01/01/2024 (a)	4,875,000
10,310,000	North Carolina Medical Care Community Health Care Facilities Rev (Adult Community Services — Series B) DDN 3.70% due 11/15/2009 (a)	10,310,000

Ohio — 4.2%
8,000,000	ABN-AMRO Muni Tops — Cincinnati Ohio School District (Series 2003-34) VRDN 3.64% due 12/01/2011 (a)	8,000,000
5,035,000	ABN-AMRO Muni Tops — University of Cincinnati Ohio General Rcpts (Series 2004-04) VRDN 3.66% due 06/01/2012 (a)	5,035,000
4,995,000	ABN-AMRO Muni Tops Certificates Trust (Series 2004-23) VRDN 3.66% due 12/01/2011 (a)	4,995,000
2,000,000	Avon, Ohio BAN 3.95% due 05/29/2008	2,003,806
1,900,000	Barberton, Ohio BAN 4.00% due 04/09/2008	1,904,027
1,525,000	Brecksville, Ohio BAN 4.00% due 07/03/2008	1,528,106
2,220,000	Butler County, Ohio BAN 4.50% due 09/20/2007	2,221,915
6,900,000	Canfield, Ohio Local School District BAN 4.25% due 09/20/2007	6,905,838
1,882,000	Cincinnati, Ohio City School District (Floaters — Series 1511) VRDN 3.66% due 12/01/2031 (a)	1,882,000
5,000,000	Cleveland-Cuyahoga County, Ohio Port Auth Cultural Facilities Rev (Playhouse Square Foundation Project) VRDN 3.63% due 11/15/2034 (a)	5,000,000
2,000,000	Cleveland Heights, Ohio BAN 4.00% due 08/07/2008	2,005,180
10,685,000	Cleveland, Ohio Airport System Rev (Municipal Securities Trust Rcpts — Series 126) VRDN 3.63% due 01/01/2031 (a)	10,685,000
	Clinton County, Ohio Hospital Rev VRDN:
8,600,000	(McCullough-Hyde Project — Series B-1) 3.64% due 11/01/2020 (a)	8,600,000
4,100,000	(Memorial Hospital Project — Series A-1) 3.72% due 08/01/2022 (a)	4,100,000
8,000,000	(Series D-1) 3.64% due 12/01/2015 (a)	8,000,000
2,180,000	Clinton & Massie, Ohio Local School District BAN 4.00% due 11/21/2007	2,182,388

Ohio — (continued)
$5,175,000	Columbus, Ohio City School District (ROCS RR II R 2128) VRDN 3.67% due 12/01/2021 (a)	$5,175,000
2,425,000	Cuyahoga County, Ohio Civic Facilities Rev (Center For Families & Children) VRDN 3.69% due 06/01/2024 (a)	2,425,000
9,050,000	Cuyahoga County, Ohio Health Care Facilities Rev (Jennings Center Older Adults) VRDN 3.68% due 11/01/2023 (a)	9,050,000
	Cuyahoga County, Ohio Hospital Rev VRDN:
21,305,000	(Metrohealth System Project) 3.64% due 03/01/2033 (a)	21,305,000
4,680,000	(Sisters Charity Health Systems) 3.64% due 11/01/2030 (a)	4,680,000
3,300,000	Cuyahoga County, Ohio IDR (Great Lakes Brewing Co.) VRDN 3.90% due 07/01/2023 (a)	3,300,000
1,925,000	Cuyahoga County, Ohio M/F Rev (State Vitus Village Apartments Project) VRDN 3.69% due 06/01/2022 (a)	1,925,000
	Cuyahoga County, Ohio Rev (Cleveland Clinic) DDN:
31,500,000	(Series B-1) 3.73% due 01/01/2039 (a)	31,500,000
12,500,000	(Series B-3) 3.73% due 01/01/2039 (a)	12,500,000
2,175,000	Darke County, Ohio BAN 4.25% due 06/26/2008	2,184,439
29,000,000	Dayton-Montgomery County Port Auth Ohio (Special Airport Facilities Rev Project — Series B) VRDN 3.79% due 02/01/2037 (a)	29,000,000
3,850,000	Deerfield Township, Ohio BAN 3.61% due 11/29/2007	3,850,000
9,500,000	Delaware, Ohio BAN 4.00% due 12/13/2007	9,508,002
4,575,000	Dover, Ohio Municipal Electric System BAN 4.25% due 06/05/2008	4,594,714
7,700,000	Dublin, Ohio City School District BAN 4.25% due 10/17/2007	7,710,656
15,000,000	Eagle Tax-Exempt Trust (Cleveland Water — Series 983501) VRDN 3.66% due 01/01/2025 (a)	15,000,000
22,955,000	Eagle Tax-Exempt Trust (Ohio State Turnpike Rev — Series 983502) VRDN 3.67% due 11/01/2017 (a)	22,955,000
15,175,000	Eclipse Funding Trust 2007-0007 (Solar Eclipse — Olentangy Local School District) VRDN 3.66% due 12/01/2032 (a)	15,175,000
11,460,000	Eclipse Funding Trust 2007-0013 (Solar Eclipse — Chillicothe, Ohio) VRDN 3.66% due 12/01/2014 (a)	11,460,000
7,000,000	Franklin County, Ohio Health Care Facilities Rev (Presbyterian — Series A) VRDN 3.65% due 07/01/2036 (a)	7,000,000
	Franklin County, Ohio Hospital Rev (Children’s Hospital Project) VRDN:
7,355,000	3.62% due 11/01/2025 (a)	7,355,000
10,305,000	3.62% due 11/01/2033 (a)	10,305,000
3,705,000	Franklin County, Ohio M/F Rev Community Housing Network VRDN 3.69% due 03/01/2027 (a)	3,705,000
5,980,000	Geauga County, Ohio Rev (Sisters Of Notre Dame Project) VRDN 3.69% due 08/01/2016 (a)	5,980,000
2,000,000	Greater Cleveland, Ohio Regional Auth TRAN 4.05% due 10/17/2007	2,001,238

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)    15

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Ohio — (continued)
$3,000,000	Hamilton County, Ohio BAN 4.50% due 09/14/2007	$3,002,789
1,985,000	Hamilton County, Ohio EDR (The General Protestant) VRDN 3.69% due 12/01/2017 (a)	1,985,000
	Hamilton County, Ohio Student Housing Rev VRDN:
11,405,000	(Block 3 Project) 3.67% due 08/01/2036 (a)	11,405,000
20,305,000	(Stratford Heights Project) 3.67% due 08/01/2036 (a)	20,305,000
7,295,000	Huron County, Ohio Hospital Facilities Rev (Norwalk Area Health System) VRDN 3.63% due 12/01/2027 (a)	7,295,000
20,770,000	Jackson, Ohio Hospital Facilities Rev (Health System Inc. Radianassurance) VRDN 3.67% due 10/01/2029 (a)	20,770,000
10,000,000	Lehman Municipal Trust Receipts Various States (Floaters — Series 06-K74 — Regional D) VRDN 3.72% due 09/01/2036 (a)	10,000,000
6,165,000	Licking County, Ohio BAN 4.25% due 11/28/2007	6,177,597
2,560,000	Licking County, Ohio IDR (Renosol Corp. Project) VRDN 3.79% due 06/01/2030 (a)	2,560,000
1,000,000	Lyndhurst, Ohio BAN 3.90% due 02/27/2008	1,001,217
6,250,000	Mahoning County, Ohio Hospital Facilities Rev (Mahoing Valley Hospital Inc. Project) VRDN 3.80% due 12/01/2033 (a)	6,250,000
4,300,000	Marysville, Ohio BAN 4.13% due 06/05/2008	4,315,580
2,250,000	Mason, Ohio School District BAN 4.50% due 02/07/2008	2,259,936
1,875,000	Mayfield Heights, Ohio BAN 4.00% due 08/23/2007	1,875,444
1,500,000	Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project) VRDN 3.95% due 08/01/2017 (a)	1,500,000
12,860,000	Middleburg Heights, Ohio Hospital Rev (Southwest General Health) VRDN 3.63% due 08/15/2022 (a)	12,860,000
1,200,000	Montgomery County, Ohio EDR (Benjamin & Marin Project — Series A) VRDN 3.69% due 04/01/2011 (a)	1,200,000
44,750,000	Montgomery County, Ohio Rev (Miami Valley Hospital — Series A) DDN 3.70% due 11/15/2022 (a)	44,750,000
	Montgomery County, Ohio Rev (Series 98-B) CP:
50,000,000	3.75% due 09/06/2007	50,000,000
50,000,000	3.77% due 09/07/2007	50,000,000
14,400,000	Municipal Securities Trust Certificate Class A (Ohio State Turnpike Community Rev — Series 104) VRDN 3.73% due 11/14/2017 (a)	14,400,000
1,300,000	Ohio State Air Quality Development Auth Rev (Cincinnati Gas & Electric — Series B) VRDN 3.82% due 09/01/2030 (a)	1,300,000
7,320,000	Ohio State EDR (Goodwill Industrial Miami Valley Project) VRDN 3.64% due 06/01/2023 (a)	7,320,000
4,830,000	Ohio State Higher Educational Facilities Community Rev (University of Ohio) VRDN 3.75% due 06/01/2026 (a)	4,830,000
	Ohio State Higher Educational Facilities Rev VRDN:
3,400,000	(Antioch University) 3.65% due 02/01/2029 (a)	3,400,000
3,650,000	(Ashland University Project) 3.66% due 09/01/2024 (a)	3,650,000
2,640,000	Ohio State (ROCS RR II R 6075) VRDN 3.67% due 05/01/2024 (a)	2,640,000
19,000,000	Ohio State Solid Waste Rev (BP Exploration & Oil Project) DDN 3.73% due 02/01/2033 (a)	19,000,000

Ohio — (concluded)
$3,300,000	Ohio State Solid Waste Rev (Republic Services Inc. Project) VRDN 3.89% due 11/01/2035 (a)	$3,300,000
7,975,000	Ohio State Turnpike Rev (Merlots — Series B-05) VRDN 3.68% due 02/15/2024 (a)	7,975,000
6,205,000	Port Auth Columbiana County, Ohio IDR (Gei of Columbiana Inc. Project) VRDN 3.74% due 06/01/2022 (a)	6,205,000
2,370,000	Princeton, Ohio City School District Municipal Securities Trust Rcpts (Series 50-A) VRDN 3.66% due 12/01/2030 (a)	2,370,000
5,705,000	Richland County, Ohio Rev (Mansfield Area YMCA Project) VRDN 3.69% due 11/01/2019 (a)	5,705,000
5,700,000	Rickenbacker, Ohio Port Auth (ROCS RR II R 591 CE) VRDN 3.67% due 01/01/2032 (a)	5,700,000
8,480,000	Salem, Ohio Civic Facilities Rev (Salem Community Center Inc. Project) VRDN 3.69% due 06/01/2027 (a)	8,480,000
7,750,000	Sandusky, Ohio BAN 4.13% due 10/23/2007	7,758,917
855,000	Seneca County, Ohio BAN 4.25% due 11/29/2007	856,708
4,215,000	Shaker Heights, Ohio BAN 4.00% due 11/01/2007	4,217,394
1,000,000	Solon, Ohio BAN 4.00% due 11/21/2007	1,001,184
	South Lebanon Village, Ohio M/F Rev Housing (Pedcor Investments — Cedars) VRDN:
7,680,000	(Series A) 3.85% due 09/01/2038 (a)	7,680,000
1,095,000	(Series B) 3.70% due 09/01/2038 (a)	1,095,000
4,000,000	University of Cincinnati Ohio BAN 4.50% due 01/24/2008	4,016,362
1,925,000	Upper Valley, Ohio Vocational School District BAN 4.25% due 11/28/2007	1,927,297
5,215,000	Washington Court House Ohio City School District (Putters — Series 1100) VRDN 3.68% due 06/01/2013 (a)	5,215,000
3,105,000	Willoughby, Ohio IDR (Kennedy Group Inc. Project) VRDN 3.74% due 09/01/2018 (a)	3,105,000
	Wood County, Ohio IDR VRDN:
1,300,000	(GHT Property Management LLC Project) 3.76% due 08/01/2019 (a)	1,300,000
980,000	(TL INDS & AMPP Inc. Project) 3.79% due 05/01/2011 (a)	980,000

Oklahoma — 0.4%
3,443,568	Comanche County, Oklahoma Home Finance Auth S/F Mortgage Rev (Series A) FXRDN 3.90% due 12/01/2037	3,443,568
27,670,000	Morgan Keegan Municipal Products Inc., Oklahoma S/F Mortgage Rev (Floaters — Series A) VRDN 3.71% due 05/01/2009 (a)	27,670,000
11,000,000	Morgan Keegan Municipal Products Inc. (Series E) VRDN 3.71% due 12/01/2041 (a)	11,000,000
2,575,000	Oklahoma City, Oklahoma (Putters — Series 743) VRDN 3.68% due 03/01/2013 (a)	2,575,000
10,000,000	Oklahoma Development Finance Auth Rev (Conoco Project) VRDN 3.73% due 06/01/2037 (a)	10,000,000
6,105,000	Oklahoma Development Finance Auth Rev (Inverness Village — Continuing Care Retirement — Series C) DDN 3.75% due 02/01/2012 (a)	6,105,000
1,349,000	Oklahoma Housing Finance Agency S/F Rev FXRDN 4.52% due 09/01/2038	1,349,000

16    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Oklahoma — (concluded)
$2,925,000	Oklahoma State Municipal Power Auth (Power Supply System Rev — Putters — Series 1742) VRDN 3.68% due 01/01/2015 (a)	$2,925,000
9,000,000	Payne County, Oklahoma EDA Student Housing Rev (Student Project — Series B) VRDN 3.64% due 07/01/2037 (a)	9,000,000

Oregon — 0.8%
10,000,000	ABN-AMRO Muni Tops — Portland Oregon (Series 2001-04) VRDN 3.66% due 06/01/2009 (a)	10,000,000
9,755,000	Clackamas County, Oregon Hospital Facilities Auth Rev (Senior Living Facilities — Mary’s Woods) VRDN 3.64% due 11/01/2029 (a)	9,755,000
2,005,000	Multnomah County, Oregon Higher Educational Rev (Concordia University Portland Project) DDN 3.75% due 12/01/2029 (a)	2,005,000
7,910,000	Multnomah County, Oregon Hospital Facilities Auth Rev (Holladay Park Plaza Project) DDN 3.71% due 11/15/2033 (a)	7,910,000
3,010,000	Oregon State Development Administrative Services Certificate Partnership (ROCS RR II R 7017) VRDN 3.67% due 11/01/2023 (a)	3,010,000
	Oregon State EDR (Newsprint Co. Project — Series 202) DDN:
21,900,000	(Series 202) 3.70% due 08/01/2025 (a)	21,900,000
18,600,000	(Series 202) 3.70% due 04/01/2026 (a)	18,600,000
18,000,000	(Series 203) 3.70% due 12/01/2026 (a)	18,000,000
6,700,000	(Series 216) 3.69% due 02/01/2037 (a)	6,700,000
7,000,000	Oregon State Facilities Auth Rev (Oregon Episcopal School Projects — Series A) VRDN 3.67% due 10/01/2034 (a)	7,000,000
5,125,000	Oregon State Health Housing Educational & Cultural Facilities Auth (Assumption Village Project — Series A) VRDN 3.64% due 03/01/2033 (a)	5,125,000
7,750,000	Portland, Oregon EDR (Broadway Project — Series A) VRDN 3.64% due 04/01/2035 (a)	7,750,000
	Portland, Oregon Sewer System Rev VRDN:
1,710,000	(Putters — Series 614) 3.68% due 10/01/2012 (a)	1,710,000
10,580,000	(Putters — Series 1343) 3.67% due 12/15/2013 (a)	10,580,000
8,420,000	Tri-City, Oregon Rev (Putters — Series 787) VRDN 3.68% due 03/01/2013 (a)	8,420,000

Pennsylvania — 1.2%
17,260,000	ABN-AMRO Muni Tops — Radnor Pennsylvania School District VRDN 3.64% due 08/15/2013 (a)	17,260,000
	Allegheny County, Pennsylvania Hospital Development Auth Rev VRDN:
20,355,000	(Putters — Series 1281) 3.67% due 01/15/2011 (a)	20,355,000
10,330,000	(ROCS RR II R 11052) 3.67% due 11/15/2040 (a)	10,330,000
6,907,000	Allegheny County, Pennsylvania Hospital Development Auth Rev (University of Pittsburgh Medical Center — Series B-1) VRDN 3.74% due 12/01/2016 (a)	6,907,000
21,975,000	Allegheny County, Pennsylvania IDA Health & Housing Facilities Rev (Longwood) DDN 3.70% due 07/01/2027 (a)	21,975,000
7,385,000	Clipper Tax Exempt Certificate Trust 2007-29 — Pennsylvania VRDN 3.67% due 09/01/2016 (a)	7,385,000

Pennsylvania — (concluded)
$10,935,000	Delaware County, Pennsylvania IDA (Exelon — Series 01-A) VRDN 3.72% due 09/11/2007 (a)	$10,935,000
7,198,000	Erie County, Pennsylvania Auth Rev (Floaters — Series 820) VRDN 3.66% due 07/01/2022 (a)	7,198,000
4,000,000	Montgomery County, Pennsylvania IDA PCR (Peco — Series B) VRDN 3.67% due 10/01/2034 (a)	4,000,000
20,210,000	Municipal Securities Trust Certificates (Series 7031) VRDN 3.66% due 06/01/2032 (a)	20,210,000
	Pennsylvania EDF Auth Facilities Rev VRDN:
13,000,000	(Merck & Co. Inc. West Point Project) 3.68% due 07/01/2031 (a)	13,000,000
8,100,000	(Wastewater Treatment Rev R&M Project — Series A) 3.83% due 10/01/2034 (a)	8,100,000
	Pennsylvania State Public School Bldg Auth Lease Rev VRDN:
5,805,000	(Putters — Series 798) 3.68% due 02/01/2013 (a)	5,805,000
10,585,000	(Putters — Series 1877) 3.67% due 12/01/2014 (a)	10,585,000
8,430,000	Pennsylvania State Turnpike Community Turnpike Rev (Eagle 20040029 CL-A) VRDN 3.68% due 12/01/2034 (a)	8,430,000
	Philadelphia, Pennsylvania School District VRDN:
10,703,000	(Floaters — Series 496) 3.66% due 04/01/2027 (a)	10,703,000
5,930,000	(Putters — Series 1964) 3.68% due 08/01/2013 (a)	5,930,000
19,750,000	Philadelphia, Pennsylvania School District TRAN 4.50% due 06/27/2008	19,884,774

Rhode Island — 0.1%
1,730,000	Rhode Island State EDC Airport Rev (Putters — Series 971) VRDN 3.71% due 01/01/2013 (a)	1,730,000
3,280,000	Rhode Island State EDC EDR (Immunex Rhode Island Corp. Sewer Project) VRDN 3.69% due 12/01/2023 (a)	3,280,000
	Rhode Island State IFC IDR VRDN:
4,325,000	(Eric Goetz Custom Sailboat) 3.68% due 12/01/2036 (a)	4,325,000
1,010,000	(Gardener Specialty — Series A) 3.71% due 05/01/2021 (a)	1,010,000
3,730,000	(Hall Real Estate LLC Project) 3.69% due 02/01/2021 (a)	3,730,000
2,300,000	Rhode Island State Housing & Mortgage Finance Corp. (Smith Bldg Development) VRDN 3.67% due 12/01/2028 (a)	2,300,000
7,790,000	Rhode Island State Providence Plantations Certificate Partnership (Putters — Series 978) VRDN 3.67% due 04/01/2013 (a)	7,790,000

South Carolina — 1.1%
12,100,000	ABN-AMRO Muni Tops — South Carolina (Series 2002-32) VRDN 3.67% due 10/01/2010 (a)	12,100,000
9,400,000	Berkeley County, South Carolina IDR (Nucor Corp. Project) VRDN 3.71% due 04/01/2030 (a)	9,400,000
5,535,000	Columbia, South Carolina Certificate Partnership (Putters — Series 574) VRDN 3.68% due 02/01/2012 (a)	5,535,000
4,100,000	Darlington County, South Carolina IDR (Nucor Corp. Project — Series A) VRDN 3.71% due 08/01/2029 (a)	4,100,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)    17

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

South Carolina — (concluded)
$24,960,000	Eclipse Funding Trust 2006-0040 (Solar Eclipse — South Carolina State Public Service Auth Rev) VRDN 3.66% due 01/01/2014 (a)	$24,960,000
	Florence County, South Carolina Solid Waste Disposal & Wastewater Treatment Facilities Rev (Roche Carolina Inc. Project) DDN:
20,850,000	3.74% due 04/01/2026 (a)	20,850,000
11,700,000	3.74% due 04/01/2028 (a)	11,700,000
	Greenville County, South Carolina School District Rev VRDN:
9,615,000	(Floaters — Series 43) 3.67% due 12/01/2025 (a)	9,615,000
6,713,500	(Floaters — Series 1365) 3.66% due 12/01/2020 (a)	6,713,500
5,195,000	Greenville Hospital System, South Carolina (ROCS RR II R 2025) VRDN 3.67% due 05/01/2019 (a)	5,195,000
10,200,000	Medical University South Carolina Hospital Auth (Hospital Facilities Rev Certificates — Series A-5) VRDN 3.67% due 08/15/2027 (a)	10,200,000
	South Carolina Jobs EDA EDR VRDN:
3,950,000	(Corematerials Corp. Project) 3.76% due 04/01/2013 (a)	3,950,000
6,250,000	(Holcim US Inc. Project) 3.79% due 12/01/2033 (a)	6,250,000
5,400,000	(Oconee Memorial Hospital — Series A) 3.67% due 10/01/2036 (a)	5,400,000
315,000	(Parkway Products Inc. Project) 3.77% due 11/01/2007 (a)	315,000
2,800,000	(Printing Co. Project) 3.78% due 07/01/2012 (a)	2,800,000
9,475,000	South Carolina Jobs EDA Health Facilities Rev (Episcopal Church Home) VRDN 3.65% due 04/01/2027 (a)	9,475,000
12,550,000	South Carolina Jobs EDA Hospital Facilities Rev (Sisters of Charity Hospitals) VRDN 3.64% due 11/01/2032 (a)	12,550,000
4,090,000	South Carolina State (ROCS RR II R 692) VRDN 3.66% due 04/01/2026 (a)	4,090,000
4,510,000	South Carolina State Public Service Auth Rev (ROCS RR II R 6007) VRDN 3.67% due 01/01/2022 (a)	4,510,000
5,210,000	South Carolina State Transportation Infrastructure Bank Rev (Putters — Series 316) VRDN 3.67% due 10/01/2021 (a)	5,210,000
19,465,000	South Carolina State Transportation Infrastructure Bank Rev Municipal Securities Trust Rcpts (SGA 116) DDN 3.73% due 10/01/2027 (a)	19,465,000

South Dakota — 0.0%
5,880,000	South Dakota State Health & Educational Facilities Auth Rev (University Sioux Falls) VRDN 3.75% due 10/01/2034 (a)	5,880,000

Tennessee — 5.8%
	Blount County, Tennessee Public Bldg Auth (Local Government Public Improvement) DDN:
20,000,000	(Series A-1-A) 3.72% due 06/01/2031 (a)	20,000,000
16,070,000	(Series A-1-B) 3.72% due 06/01/2022 (a)	16,070,000
11,115,000	(Series A-1-C) 3.72% due 06/01/2022 (a)	11,115,000
3,800,000	(Series A-1-E) 3.72% due 06/01/2022 (a)	3,800,000
11,175,000	(Series A-2-A) 3.72% due 06/01/2030 (a)	11,175,000
10,000,000	(Series A-2-B) 3.72% due 06/01/2025 (a)	10,000,000
5,100,000	(Series A-2-C) 3.72% due 06/01/2021 (a)	5,100,000
10,000,000	(Series A-2-D) 3.72% due 06/01/2026 (a)	10,000,000
8,000,000	(Series A-2-E) 3.72% due 06/01/2035 (a)	8,000,000
20,600,000	(Series A-3-A) 3.72% due 06/01/2026 (a)	20,600,000

Tennessee — (continued)
$10,000,000	(Series A-5-A) 3.72% due 06/01/2030 (a)	$10,000,000
5,555,000	(Series A-5-B) 3.72% due 06/01/2028 (a)	5,555,000
14,400,000	(Series D-1-A) 3.72% due 06/01/2030 (a)	14,400,000
14,000,000	(Series D-1-B) 3.72% due 06/01/2027 (a)	14,000,000
10,000,000	(Series D-1-C) 3.72% due 06/01/2032 (a)	10,000,000
4,850,000	(Series D-1-D) 3.72% due 06/01/2025 (a)	4,850,000
5,000,000	(Series D-1-E) 3.72% due 06/01/2025 (a)	5,000,000
13,670,000	(Series D-2-A) 3.72% due 06/01/2026 (a)	13,670,000
13,650,000	(Series D-5-A) 3.72% due 06/01/2027 (a)	13,650,000
14,600,000	(Series D-6-A) 3.72% due 06/01/2031 (a)	14,600,000
9,000,000	Claiborne County, Tennessee IDB Rev (Lincoln Memorial University Project) VRDN 3.65% due 07/01/2036 (a)	9,000,000
14,000,000	Franklin, Tennessee Public Bldg Auth (Series 101-A-1) VRDN 3.72% due 06/01/2019 (a)	14,000,000
	Knox County, Tennessee Health Educational & Housing Facilities Board Rev VRDN:
6,740,000	(Cookeville Regional Project — Series A-2) 3.72% due 10/01/2026 (a)	6,740,000
2,500,000	(Holston Long Term Care Project) 3.71% due 08/01/2015 (a)	2,500,000
5,587,500	Memphis, Tennessee (Floaters — Series 1018) VRDN 3.66% due 10/01/2019 (a)	5,587,500
10,000,000	Metropolitan Government Nashville Davidson County, Tennessee CP 3.70% due 11/09/2007	10,000,000
4,285,000	Metropolitan Government Nashville Davidson County, Tennessee Airport Auth Rev (Embraer Aircraft Services Project) VRDN 3.78% due 05/01/2030 (a)	4,285,000
1,970,000	Metropolitan Government Nashville Davidson County, Tennessee District Energy Systems Rev (ROCS RR II R 2072) VRDN 3.67% due 10/01/2022 (a)	1,970,000
	Metropolitan Government Nashville Davidson County, Tennessee IDB Educational Facilities Rev VRDN:
8,550,000	(David Lipscomb University Project) 3.63% due 02/01/2023 (a)	8,550,000
14,000,000	(Franklin Road Academy Project) 3.63% due 10/01/2030 (a)	14,000,000
4,045,000	Metropolitan Government Nashville Davidson County, Tennessee Sports Auth Rev (Putters —Series 543) VRDN 3.68% due 07/01/2012 (a)	4,045,000
57,930,000	Morgan Keegan Municipals Products Inc. Various Trust Rcpts (Tennessee Housing Development Agency S/F Mortgage Rev) VRDN 3.71% due 08/09/2007 (a)	57,930,000
9,980,000	Municipal Securities Trust Certificates (Tennessee Energy — Series 2006-275) VRDN 3.66% due 04/02/2020 (a)	9,980,000
	Municipal Energy Acquisition Corp. (Tennessee Gas Rev) VRDN:
106,890,000	(Putters — Series 1578) 3.67% due 02/01/2013 (a)	106,890,000
30,000,000	(Putters — Series 1579) 3.67% due 11/30/2007 (a)	30,000,000
	Sevier County, Tennessee Public Bldg Auth DDN:
37,000,000	(Series IV-1) 3.72% due 06/01/2023 (a)	37,000,000
9,800,000	(Series IV-2) 3.72% due 06/01/2020 (a)	9,800,000
8,000,000	(Series IV-3) 3.72% due 06/01/2025 (a)	8,000,000
11,640,000	(Series IV-A-2) 3.72% due 06/01/2025 (a)	11,640,000
8,595,000	(Series IV-A-3) 3.72% due 06/01/2020 (a)	8,595,000
20,350,000	(Series IV-B-1) 3.72% due 06/01/2020 (a)	20,350,000

18    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Tennessee — (concluded)
$9,665,000	(Series IV-B-2) 3.72% due 06/01/2019 (a)	$9,665,000
7,200,000	(Series IV-B-3) 3.72% due 06/01/2013 (a)	7,200,000
7,900,000	(Series IV-B-4) 3.72% due 06/01/2025 (a)	7,900,000
10,000,000	(Series IV-B-5) 3.72% due 06/01/2022 (a)	10,000,000
6,365,000	(Series IV-B-6) 3.72% due 06/01/2020 (a)	6,365,000
4,075,000	(Series IV-B-10) 3.72% due 06/01/2023 (a)	4,075,000
11,800,000	(Series IV-D-2) 3.72% due 06/01/2025 (a)	11,800,000
5,130,000	(Series IV-E-2) 3.72% due 06/01/2021 (a)	5,130,000
3,105,000	(Series IV-E-4) 3.72% due 06/01/2020 (a)	3,105,000
5,000,000	(Series IV-F-3) 3.72% due 06/01/2021 (a)	5,000,000
10,000,000	(Series IV-G-1) 3.72% due 06/01/2026 (a)	10,000,000
9,100,000	(Series IV-G-2) 3.72% due 06/01/2022 (a)	9,100,000
7,500,000	(Series IV-G-3) 3.72% due 06/01/2022 (a)	7,500,000
11,045,000	(Series IV-H-1) 3.72% due 06/01/2025 (a)	11,045,000
5,050,000	(Series IV-H-2) 3.72% due 06/01/2027 (a)	5,050,000
10,000,000	(Series IV-I-1) 3.72% due 06/01/2032 (a)	10,000,000
4,160,000	(Series IV-I-3) 3.72% due 06/01/2015 (a)	4,160,000
18,000,000	(Series IV-J-1) 3.72% due 06/01/2028 (a)	18,000,000
10,000,000	(Series VI-C-2) 3.72% due 06/01/2039 (a)	10,000,000
8,500,000	(Series VI-D-3) 3.72% due 06/01/2033 (a)	8,500,000
5,600,000	(Series VI-F-1) 3.72% due 06/01/2035 (a)	5,600,000
15,000,000	(Series VI-J-1) 3.72% due 06/01/2036 (a)	15,000,000
11,000,000	Sevierville, Tennessee Public Bldg Auth VRDN 3.70% due 06/01/2028 (a)	11,000,000
21,800,000	Shelby County, Tennessee Health Educational & Housing Facilities Board Rev M/F Housing VRDN 3.69% due 07/01/2024 (a)	21,800,000
4,575,000	Shelby County, Tennessee (ROCS RR II R 3023) VRDN 3.67% due 04/01/2020 (a)	4,575,000
5,000,000	Sullivan County, Tennessee IDB Rev (Microporous Products) VRDN 3.78% due 11/01/2019 (a)	5,000,000
83,735,000	Tennergy Corp. Tennessee Gas Rev (Putters —Series 1258-Q) VRDN 3.67% due 11/01/2013 (a)	83,735,000
	Tennessee Energy Acquisition Corp. Gas Rev VRDN:
18,945,000	(Floaters — Series 95) 3.95% due 02/01/2027 (a)	18,945,000
17,950,000	(Floaters — Series 98) 3.95% due 02/01/2025 (a)	17,950,000
3,995,000	(Merlots — Series C-04) 3.69% due 02/01/2022 (a)	3,995,000
21,400,000	(Merlots — Series C-36) 3.69% due 02/01/2023 (a)	21,400,000
8,732,500	Tennessee Housing Development Agency (Floaters — Series 1842) VRDN 3.69% due 07/01/2038 (a)	8,732,500

Texas — 13.7%
24,635,000	ABN-AMRO Muni Tops — San Antonio Texas Water Rev (Series 2007-16) VRDN 3.67% due 05/15/2031 (a)	24,635,000
10,255,000	ABN-AMRO Muni Tops — Midland, Texas (Series 2007-13) VRDN 3.67% due 03/01/2015 (a)	10,255,000
10,000,000	ABN-AMRO Muni Tops — Frisco, Texas Independent School District (Series 2006-56) VRDN 3.67% due 08/15/2014 (a)	10,000,000
7,525,000	ABN-AMRO Muni Tops — Houston, Texas (Series 2006-88) VRDN 3.67% due 03/01/2014 (a)	7,525,000
9,510,000	ABN-AMRO Muni Tops — Keller, Texas Independent School District (Series 2001-26) VRDN 3.65% due 07/01/2009 (a)	9,510,000
4,000,000	ABN-AMRO Muni Tops — Tarrant, Texas Regional Water Distribution (Series 2006-17) VRDN 3.67% due 03/01/2014 (a)	4,000,000

Texas — (continued)
$7,000,000	ABN-AMRO Muni Tops — Pearland, Texas Independent School District (Series 2007-01) VRDN 3.67% due 02/15/2027 (a)	$7,000,000
4,660,000	Alvin, Texas Independent School District (Putters — Series 1021) VRDN 3.68% due 02/15/2013 (a)	4,660,000
11,365,000	Austin, Texas Electric Utility Systems Rev (ROCS RR II R 6080) VRDN 3.67% due 11/15/2026 (a)	11,365,000
3,040,000	Austin, Texas Water & Wastewater System Rev (Putters — Series 1319) VRDN 3.67% due 11/15/2013 (a)	3,040,000
	Austin, Texas Wichita Falls, Texas Water & Sewer Rev VRDN:
10,320,000	(2007-124) 3.67% due 08/01/2014 (a)	10,320,000
5,530,000	(2007-153) 3.76% due 02/15/2032 (a)	5,530,000
5,415,000	(2007-166) 3.62% due 04/01/2032 (a)	5,415,000
3,705,000	(2007-170) 3.67% due 12/01/2026 (a)	3,705,000
5,435,000	(2007-164) 3.67% due 11/15/2033 (a)	5,435,000
4,790,000	Bexar County, Texas (Putters — Series 537) VRDN 3.68% due 06/15/2011 (a)	4,790,000
9,155,000	Bexar County, Texas Housing Finance Corp. M/F Housing Rev (ROCS RR II R 599) VRDN 3.67% due 06/01/2041 (a)	9,155,000
17,000,000	Brazos River Auth Texas PCR (Series A) VRDN 3.68% due 10/01/2030 (a)	17,000,000
20,000,000	Brazos River, Texas Harbor Navigator District (BASF Corp. Project) VRDN 3.85% due 04/01/2037 (a)	20,000,000
	Brazos River, Texas Harbor Navigator District (Brazoria County Environmental Facilities Rev Dow Chemical — Series A-2) DDN:
12,200,000	3.75% due 04/01/2020 (a)	12,200,000
6,600,000	3.79% due 05/15/2033 (a)	6,600,000
5,300,000	3.84% due 05/15/2033 (a)	5,300,000
6,605,000	Brownsville, Texas Independent School District (Putters — Series 1059) VRDN 3.67% due 08/15/2013 (a)	6,605,000
8,360,000	Brownsville, Texas Utility System Rev (ROCS RR II R 4074) VRDN 3.67% due 09/01/2024 (a)	8,360,000
5,620,000	Cameron County, Texas (Putters — Series 1028) VRDN 3.68% due 02/15/2013 (a)	5,620,000
25,000,000	Camp County, Texas IDC EFR (Pilgrims Pride Corp. Project) VRDN 3.67% due 07/01/2029 (a)	25,000,000
6,140,077	Central Texas Housing Finance Corp. S/F Mortgage Rev (Series A) VRDN 4.02% due 07/01/2008 (a)	6,140,077
2,555,000	Comel, Texas Independent School District (Putters — Series 756) VRDN 3.68% due 02/01/2011 (a)	2,555,000
3,745,000	Corpus Christi, Texas Utility System Rev (ROCS RR II R 2149) VRDN 3.67% due 07/15/2024 (a)	3,745,000
	Cypress-Fairbanks, Texas Independent School District VRDN:
5,785,000	(Floaters — Series 86) 3.67% due 02/15/2030 (a)	5,785,000
10,090,000	(Merlots — Series 29-C) 3.68% due 02/15/2028 (a)	10,090,000
12,000,000	(ROCS RR II R 7058) 3.67% due 02/15/2030 (a)	12,000,000
	Dallas Fort Worth, Texas International Airport Rev VRDN:
8,400,000	(Eagle 20030020 CL-A) 3.70% due 11/01/2032 (a)	8,400,000
2,745,000	(Floaters — Series 824) 3.69% due 11/01/2015 (a)	2,745,000
4,305,000	(Merlots — Series A-13) 3.73% due 11/01/2011 (a)	4,305,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)    19

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Texas — (continued)
$15,000,000	Dallas, Texas Area Rapid Transit Auth CP 3.70% due 11/14/2007	$15,000,000
34,975,000	Dallas, Texas Area Rapid Transit Sales Tax Rev (Floaters — Series 1657) VRDN 3.66% due 12/01/2036 (a)	34,975,000
	Dallas, Texas Independent School District VRDN:
4,455,000	(ROCS RR II R 6038) 3.67% due 08/15/2024 (a)	4,455,000
3,465,000	(ROCS RR II R 6069) 3.67% due 08/15/2024 (a)	3,465,000
22,295,000	Dallas, Texas Waterworks & Sewer System Rev (Eagle 20060109 CL-A) VRDN 3.68% due 10/01/2035 (a)	22,295,000
8,930,000	Denton County, Texas Municipal Securities Trust Rcpts (Series 117) DDN 3.73% due 07/15/2026 (a)	8,930,000
5,060,000	Denton County, Texas (Putters — Series 675) VRDN 3.68% due 07/15/2010 (a)	5,060,000
4,067,500	Denton, Texas Independent School District (Floaters — Series 951) VRDN 3.66% due 08/15/2033 (a)	4,067,500
13,350,000	Dickinson, Texas Independent School District Municipal Securities Trust Rcpts (Series SGA-94) DDN 3.73% due 02/15/2028 (a)	13,350,000
	Eagle Mountain & Saginaw, Texas School District Municipal Securities Trust Rcpts (Series — SGA-141) VRDN:
6,000,000	3.64% due 08/01/2030 (a)	6,000,000
6,000,000	3.64% due 08/15/2030 (a)	6,000,000
24,650,000	Eagle Tax-Exempt Trust — Texas State Turnpike Auth (Series 02-6004) VRDN 3.66% due 08/15/2042 (a)	24,650,000
14,500,000	Eclipse Funding Trust 2006-0020 (Solar Eclipse — Humble, Texas Independent School District) VRDN 3.66% due 02/15/2030 (a)	14,500,000
23,900,000	Eclipse Funding Trust 2006-0040 (Solar Eclipse — Harris County, Texas) VRDN 3.66% due 08/15/2012 (a)	23,900,000
10,485,000	Eclipse Funding Trust 2007-0040 (Solar Eclipse — Waco, Texas Health Facilities Development) VRDN 3.66% due 08/01/2031 (a)	10,485,000
3,595,000	El Paso, Texas (Putters — Series 1042) VRDN 3.68% due 05/15/2013 (a)	3,595,000
3,250,000	Fort Bend County, Texas IDC IDR (Aaton Rents Inc. Project) VRDN 3.78% due 01/01/2026 (a)	3,250,000
	Galena Park, Texas Independent School District VRDN:
6,720,000	(ROCS RR II R 2198) 3.67% due 08/15/2021 (a)	6,720,000
6,715,000	(ROCS RR II R 7523) 3.67% due 08/15/2021 (a)	6,715,000
11,065,000	(Series 154) 3.67% due 08/15/2026 (a)	11,065,000
6,965,000	(Series 2007-121) 3.67% due 08/15/2024 (a)	6,965,000
2,800,000	Gulf Coast Waste Disposal Auth Texas Environmental Facilities Rev (Air Products Project) VRDN 3.71% due 12/01/2039 (a)	2,800,000
	Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev (Air Products Project) VRDN:
17,000,000	3.71% due 06/01/2034 (a)	17,000,000
12,500,000	3.71% due 03/01/2035 (a)	12,500,000
9,400,000	Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev (Waste Management Texas — Series A) VRDN 3.67% due 04/01/2019 (a)	9,400,000

Texas — (continued)
	Harris County-Houston, Texas Sports Auth Special Rev (Series Z-3) VRDN:
$585,000	3.67% due 09/28/2025 (a)	$585,000
14,495,000	3.67% due 11/15/2025 (a)	14,495,000
50,000,000	Harris County, Texas Health Facilities Development Rev (Methodist Hospital System — Series A) DDN 3.60% due 12/01/2032 (a)	50,000,000
103,050,000	Harris County, Texas IDC Solid Waste Disposal Rev (Deer Park Refining Project) DDN 3.81% due 02/01/2023 (a)	103,050,000
	Harris County, Texas VRDN:
5,575,000	(Eagle 2002600002 CL-A) 3.68% due 08/15/2033 (a)	5,575,000
4,000,000	(Eagle 20026012 CL-A) 3.68% due 08/15/2030 (a)	4,000,000
16,255,000	(Eagle 20060154 CL-A) 3.68% due 10/01/2031 (a)	16,255,000
5,645,000	(Putters — Series 1099) 3.67% due 08/15/2009 (a)	5,645,000
14,000,000	(Putters — Series 1696) 3.67% due 10/01/2014 (a)	14,000,000
8,515,000	(ROCS RR II R 718) 3.68% due 08/15/2033 (a)	8,515,000
16,000,000	Harris County, Texas Metro Transit Auth (Sales Tax Rev) CP 3.74% due 09/06/2007	16,000,000
17,500,000	Houston, Texas Airports System Rev (Floaters — Series 149) VRDN 3.66% due 07/01/2028 (a)	17,500,000
17,500,000	Houston, Texas GO (Series D) CP 3.70% due 09/10/2007	17,500,000
6,650,000	Houston, Texas Higher Educational Finance Corp. Rev (Floater — Series 1915) VRDN 3.66% due 05/15/2047 (a)	6,650,000
5,320,000	Houston, Texas Independent School District (Putters — Series 1060) VRDN 3.67% due 08/15/2014 (a)	5,320,000
34,000,000	Houston, Texas Independent School District (Schoolhouse) FXRDN 3.75% due 06/15/2031	34,000,000
	Houston, Texas Utility System Rev VRDN:
5,020,000	(Putters — Series 489) 3.68% due 03/01/2012 (a)	5,020,000
6,415,000	(Putters — Series 669) 3.67% due 05/15/2012 (a)	6,415,000
19,380,000	(Putters — Series 1610) 3.67% due 03/01/2014 (a)	19,380,000
	Houston, Texas Water & Sewer (Series A) CP:
10,000,000	3.78% due 08/09/2007	10,000,000
47,700,000	3.75% due 09/20/2007	47,700,000
11,805,000	Humble, Texas Independent School District (ROCS RR II R 7007) VRDN 3.67% due 02/15/2025 (a)	11,805,000
	Hutto, Texas Independent School District VRDN:
7,400,000	(Floaters — Series 2007-1001) 3.66% due 02/01/2014 (a)	7,400,000
4,195,000	(ROCS RR II R 436) 3.67% due 08/01/2037 (a)	4,195,000
5,025,000	Irving, Texas Independent School District (Putters — Series 782) VRDN 3.68% due 02/15/2013 (a)	5,025,000
6,200,000	Jewett, Texas EDC IDR (Nucor Corp. Project) VRDN 3.71% due 08/01/2038 (a)	6,200,000
33,700,000	Keller, Texas Independent School District Municipal Securities Trust Rcpts (SGA 111) VRDN 3.73% due 08/15/2030 (a)	33,700,000
7,135,000	Killeen, Texas Waterworks & Sewer Rev (Putters — Series 542) VRDN 3.68% due 08/15/2011 (a)	7,135,000
10,580,000	Lake Travis, Texas Independent School District (Putters — Series 1882) VRDN 3.67% due 02/15/2014 (a)	10,580,000

20    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Texas — (continued)
$2,700,000	Lehman Municipal Trust Receipts Various States (Floaters — Series 06 — K-69 — Regional D) VRDN 3.72% due 10/01/2026 (a)	$2,700,000
	Lower Colorado River Auth Texas CP:
20,000,000	3.66% due 09/04/2007	20,000,000
10,000,000	3.73% due 09/04/2007	10,000,000
3,250,000	Lower Colorado River Auth Texas (Transmission Contract Rev — Putters — Series 623) VRDN 3.67% due 11/15/2009 (a)	3,250,000
12,000,000	Macon Trust Various States (Series 2007-323 — Matagorda County, Texas) VRDN 3.67% due 05/01/2030 (a)	12,000,000
4,300,000	Macon Trust Various States (Series 2007-326 — Dallas, Texas Area Rapit Transit) VRDN 3.67% due 12/01/2032 (a)	4,300,000
9,000,000	Manor, Texas Independent School District School Bldg VRDN 3.78% due 08/01/2036 (a)	9,000,000
1,985,000	Mansfield, Texas Independent School District (Putters — Series 704) VRDN 3.68% due 02/15/2013 (a)	1,985,000
2,300,000	Mesquite, Texas Independent Development Corp. Rev (Morrison Products) VRDN 3.69% due 01/10/2010 (a)	2,300,000
10,885,000	Midland, Texas (ROCS RR II R 810) VRDN 3.68% due 03/01/2037 (a)	10,885,000
555,500	Montgomery County, Texas IDC IDR (Sawyer Research Products Inc.) VRDN 3.79% due 02/04/2015 (a)	555,500
	Montgomery County, Texas VRDN:
4,240,000	(ROCS RR II R 6092) 3.67% due 03/01/2026 (a)	4,240,000
3,865,000	(ROCS RR II R 7037) 3.67% due 03/01/2027 (a)	3,865,000
6,080,000	Municipal Securities Trust Certificate (Coppell, Texas School District — Series 3037) VRDN 3.67% due 06/22/2023 (a)	6,080,000
12,860,000	Municipal Securities Trust Certificate (Houston Independent School District) VRDN 3.67% due 01/09/2014 (a)	12,860,000
	Municipal Securities Trust Certificate Class A VRDN:
13,460,000	(Series 105) 3.73% due 06/08/2020 (a)	13,460,000
8,015,000	(Series 2001-13) 3.73% due 05/09/2017 (a)	8,015,000
47,835,000	(Series 2001-123) 3.73% due 02/24/2009 (a)	47,835,000
9,725,000	(Series 2001-141) 3.73% due 03/08/2017 (a)	9,725,000
4,995,000	(Series 2006-280) 3.66% due 06/20/2019 (a)	4,995,000
	Municipal Securities Trust Certificates Class A (Houston, Texas Water — Series 2001-111) DDN:
18,780,000	3.73% due 05/07/2019 (a)	18,780,000
6,000,000	3.73% due 05/17/2019 (a)	6,000,000
10,990,000	Municipal Securities Trust Certificates (Lower Colorado River Auth Texas — Series 9056) VRDN 3.66% due 07/21/2010 (a)	10,990,000
8,835,000	Municipal Securities Trust Certificates (Texas State Transportation — Series 2007-302) VRDN 3.66% due 06/05/2014 (a)	8,835,000
24,195,000	Municipal Securities Trust Certificates (Texas State — Series 2007-52) VRDN 3.67% due 04/01/2025 (a)	24,195,000
25,000,000	North Center Texas Health Facilities (Methodist Hospital — Series 98) CP 3.72% due 08/01/2007	25,000,000

Texas — (continued)
$1,295,000	North East Independent School District Texas (Putters — Series 390) VRDN 3.68% due 02/01/2012 (a)	$1,295,000
7,325,000	North Texas Municipal Water System Rev (ROCS RR II R 6074) VRDN 3.67% due 09/01/2026 (a)	7,325,000
	North Texas Turnway Auth Dallas (North Turnways System Rev) VRDN:
9,900,000	(Eagle 20060028 CL-A) 3.67% due 01/01/2040 (a)	9,900,000
11,800,000	(Eagle 7200500025 CL-A) 3.68% due 01/01/2035 (a)	11,800,000
2,430,000	Northside, Texas Independent School District (ROCS RR II R 6071) VRDN 3.67% due 02/15/2025 (a)	2,430,000
	Nueces River, Texas IDA PCR (San Miguel Electric Corp.) CP:
47,100,000	3.70% due 08/14/2007	47,100,000
30,100,000	3.70% due 09/04/2007	30,100,000
2,960,000	Pflugerville, Texas (Putters — Series 594) VRDN 3.68% due 08/01/2023 (a)	2,960,000
7,305,000	Pflugerville, Texas Independent School District (Floaters — Series 1058) VRDN 3.66% due 08/15/2018 (a)	7,305,000
	Port Arthur, Texas Naval District IDC Exempt Facilities Rev (Air Products & Chemicals Project) VRDN:
20,000,000	3.71% due 04/01/2035 (a)	20,000,000
22,500,000	3.71% due 04/01/2037 (a)	22,500,000
8,300,000	3.77% due 05/01/2040 (a)	8,300,000
53,000,000	3.77% due 02/01/2041 (a)	53,000,000
22,035,000	Port Arthur, Texas Naval District EFR (Motiva Enterprises Project) VRDN 3.82% due 12/01/2027 (a)	22,035,000
15,000,000	Port Arthur, Texas Naval District Rev (BASF Corp. Project — Series A) VRDN 3.74% due 05/01/2038 (a)	15,000,000
10,000,000	Port Arthur, Texas Naval District Rev (Atofina Project — Series B) VRDN 3.70% due 05/01/2038 (a)	10,000,000
18,000,000	Port Corpus Christi Auth Texas (Nueces County Solid Waste Disposal Rev — Flint Hills Resources — Series A) VRDN 4.03% due 07/01/2029 (a)	18,000,000
34,500,000	Red River Educational Finance Corp. Texas Rev VRDN 3.62% due 03/15/2035 (a)	34,500,000
4,525,000	Richardson, Texas (Putters — Series 872) VRDN 3.68% due 02/15/2013 (a)	4,525,000
4,220,000	Round Rock, Texas Independent School District (Floaters — Series 62) VRDN 3.67% due 08/01/2028 (a)	4,220,000
	San Antonio, Texas Electric & Gas Rev (ROCS RR II R 6064) VRDN:
6,975,000	(Putters — Series 1451) 3.67% due 02/01/2014 (a)	6,975,000
28,185,000	(Putters — Series 1871) 3.67% due 02/01/2015 (a)	28,185,000
5,800,000	(ROCS RR II R 6064) 3.67% due 02/01/2023 (a)	5,800,000
5,135,000	San Antonio, Texas Municipal Drain Utility System Rev (ROCS RR II R 553) VRDN 3.67% due 02/01/2026 (a)	5,135,000
	San Antonio, Texas Water Rev VRDN:
34,550,000	(Eagle 720053010 CL-A) 3.68% due 05/15/2036 (a)	34,550,000
22,500,000	(Floaters — Series 159) 3.66% due 05/15/2028 (a)	22,500,000
10,000,000	San Antonio, Texas Water Systems (Series A) CP 3.70% due 09/06/2007	10,000,000
10,000,000	Schertz/Seguin Local Government Corp. Texas Contract Rev (Floaters — Series 151) VRDN 3.72% due 02/01/2030 (a)	10,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)    21

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Texas — (continued)
$5,095,000	Spring Branch, Texas Independent School District (Putters — Series 1899) VRDN 3.67% due 02/01/2014 (a)	$5,095,000
	Tarrant County, Texas Health Facilities Development Corp. Rev (Cumberland Rest Project) DDN:
17,055,000	3.71% due 08/15/2032 (a)	17,055,000
55,000,000	3.71% due 08/15/2036 (a)	55,000,000
4,605,000	Texas A&M University System Board (ROCS RR II R 11085) VRDN 3.67% due 07/01/2036 (a)	4,605,000
	Texas State Affordable Housing Corp. M/F Housing Rev VRDN:
35,672,340	(Floaters — Series 11) 3.67% due 03/01/2032 (a)	35,672,340
4,125,040	(Floaters — Series 12) 3.67% due 03/01/2032 (a)	4,125,040
24,150,000	Texas State Department of Transportation Highway Fund Rev CP 3.77% due 08/03/2007	24,150,000
	Texas State Municipal Gas Acquisition & Supply Corp. VRDN:
31,665,000	(Floaters — Series 85) 3.67% due 09/15/2027 (a)	31,665,000
24,990,000	(Putters — Series 1990) 3.67% due 03/15/2023 (a)	24,990,000
23,200,000	Texas State Municipal Power Agency CP 3.73% due 08/09/2007	23,200,000
5,000,000	Texas State Municipal Power Agency Rev (Putters — Series 1322) VRDN 3.68% due 03/01/2014 (a)	5,000,000
11,435,000	Texas State Municipal Securities Trust Rcpts (Series SGA-92) DDN 3.73% due 08/01/2029 (a)	11,435,000
5,000,000	Texas State TRAN 4.50% due 08/31/2007	5,003,707
6,000,000	Texas State Veterans Housing (Funding II — Series A) VRDN 3.68% due 06/01/2033 (a)	6,000,000
	Texas State VRDN:
22,000,000	(College Student Loan) 3.93% due 02/01/2009 (a)	22,000,000
20,520,000	(College Student Loan) 3.80% due 02/01/2011 (a)	20,520,000
20,000,000	(Eagle 20070090 CL-A) 3.66% due 04/01/2037 (a)	20,000,000
5,080,000	(Eagle 720050055 CL-A) 3.68% due 04/01/2030 (a)	5,080,000
9,970,000	(Floaters — Series 152) 3.72% due 08/01/2022 (a)	9,970,000
25,000,000	(Floaters — Series 1852) 3.66% due 04/01/2037 (a)	25,000,000
3,290,000	(Putters — Series 1016) 3.67% due 04/01/2013 (a)	3,290,000
17,300,000	(Putters — Series 1909) 3.67% due 04/01/2015 (a)	17,300,000
6,005,000	(ROCS RR II R 4020) 3.67% due 10/01/2022 (a)	6,005,000
7,575,000	(ROCS RR II R 11082) 3.67% due 04/01/2033 (a)	7,575,000
26,065,000	Texas Transportation Community State Highway Rev (Putters — Series 1297) VRDN 3.67% due 04/01/2014 (a)	26,065,000
11,050,000	Travis County, Texas (Floaters — Series 27-TP) VRDN 3.67% due 03/01/2026 (a)	11,050,000
5,900,000	Travis County, Texas Housing Finance Corp. S/F Mortgage Rev (Series 2001) FXRDN 4.32% due 08/30/2007	5,900,000
5,670,000	Trinity River Auth Texas Solid Waste Disposal Rev (Community Waste Disposal Project) VRDN 3.68% due 05/01/2021 (a)	5,670,000
4,000,000	University of North Texas Rev VRDN 3.64% due 04/15/2034 (a)	4,000,000
	University of Texas VRDN:
6,800,000	(Floaters — Series 1898) 3.66% due 08/15/2037 (a)	6,800,000
3,830,000	(Floaters — Series 1897) 3.66% due 08/15/2037 (a)	3,830,000
11,235,000	(Merlots — Series B-14) 3.68% due 08/15/2022 (a)	11,235,000
9,990,000	(Putters — Series 1867) 3.68% due 01/01/2013 (a)	9,990,000
14,405,000	(ROCS RR II R 752) 3.67% due 07/01/2030 (a)	14,405,000

Texas — (concluded)
	Upper Trinity Regional Water District Texas Water Rev VRDN:
$9,195,000	(Merlots — Series D-10) 3.68% due 08/01/2026 (a)	$9,195,000
2,860,000	(Putters — Series 579) 3.68% due 08/01/2012 (a)	2,860,000
5,187,500	Victoria County, Texas Hospital Rev (Floaters — Series 959) VRDN 3.66% due 01/01/2016 (a)	5,187,500

Utah 2.0%
18,000,000	Davis County, Utah School District TAN 4.50% due 06/30/2008	18,120,240
90,000,000	Emery County, Utah PCR (Pacificorp Projects) DDN 3.70% due 11/01/2024 (a)	90,000,000
15,350,000	Intermountain Power Agency Utah (Power Supply Rev- Series F) FXRDN 3.64% due 09/15/2007	15,350,000
1,805,000	Logan City, Utah Rev (Integrated System Inc. — Series A) VRDN 3.78% due 06/01/2014 (a)	1,805,000
15,080,000	Municipal Securities Trust Certificates (Series 2007-329 — Utah State Board Regents Rev) VRDN 3.66% due 02/24/2028 (a)	15,080,000
12,570,000	Municipal Securities Trust Certificates (Series 2007-340 — Utah Transit Auth Sales Tax Rev) VRDN 3.67% due 06/16/2015 (a)	12,570,000
50,500,000	Murray City, Utah Hospital Rev (Health Services Inc. — Series C) DDN 3.70% due 05/15/2036 (a)	50,500,000
	Utah Transportation Auth Sales Tax Rev VRDN:
8,500,000	(Floaters — Series 63-Z) 3.68% due 06/15/2028 (a)	8,500,000
5,700,000	(Putters — Series 1107-B) 3.67% due 12/15/2013 (a)	5,700,000
4,835,000	(ROCS RR II R 609) 3.68% due 06/15/2032 (a)	4,835,000
	Utah Water Finance Agency Rev VRDN:
12,100,000	(Series A-4) 3.67% due 07/01/2029 (a)	12,100,000
7,450,000	(Series A-5) 3.67% due 10/01/2027 (a)	7,450,000
13,150,000	(Series A-6) 3.67% due 10/01/2030 (a)	13,150,000
12,000,000	(Series A-8) 3.67% due 07/01/2032 (a)	12,000,000
24,000,000	(Series A-9) 3.67% due 07/01/2034 (a)	24,000,000
12,400,000	(Series A-11) 3.67% due 07/01/2031 (a)	12,400,000
13,100,000	(Series A-12) 3.64% due 10/01/2035 (a)	13,100,000
14,600,000	(Series A-16) 3.64% due 07/01/2036 (a)	14,600,000
10,000,000	(Series A-18) 3.67% due 03/01/2027 (a)	10,000,000

Vermont — 0.2%
6,800,000	University of Vermont & State Agricultural College (Floaters — Series 1357) VRDN 3.66% due 10/01/2040 (a)	6,800,000
6,860,000	Vermont Educational & Health Bldgs Finance Agency Rev (Floaters — Series 1913) VRDN 3.66% due 10/31/2046 (a)	6,860,000
6,800,000	Vermont Educational & Health Bldgs Finance Agency Rev (Stratton Mountain School & Ski — Series A) VRDN 3.67% due 10/01/2034 (a)	6,800,000
8,895,000	Vermont State Student Assistance Corp. (Student Loan Rev) VRDN 3.75% due 01/01/2008 (a)	8,895,000

Virginia — 1.6%
13,420,000	ABN-AMRO Muni Tops — Certificate Trust Virginia (Series 2006-71) VRDN 3.70% due 01/01/2012 (a)	13,420,000
7,000,000	Charles City County, Virginia EDA Solid Waste Disposal Rev (Waste Management Inc. Project — Series A) VRDN 3.67% due 02/01/2029 (a)	7,000,000

22    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Virginia — (concluded)
$3,395,000	Hampton, Virginia IDA Exempt Facilities Rev (USA Waste of Virginia Landfills) VRDN 3.73% due 04/01/2013 (a)	$3,395,000
17,450,000	Lexington, Virginia IDA Hospital Facilities Rev (Merlots — Series E-01) VRDN 3.70% due 07/01/2030 (a)	17,450,000
2,240,000	Loudoun County, Virginia Water & Sewer Rev (ROCS RR II R 6511) VRDN 3.67% due 01/01/2024 (a)	2,240,000
41,300,000	Montgomery County, Virginia IDA Rev (Virginia Tech Foundation) DDN 3.70% due 06/01/2035 (a)	41,300,000
21,495,000	Municipal Securities Trust Certificate Class A (Series 2001-159) VRDN 3.73% due 03/19/2015 (a)	21,495,000
	Municipal Securities Trust Certificate (Virginia State Housing) VRDN:
12,035,000	(Series 271) 3.67% due 01/03/2013 (a)	12,035,000
12,175,000	(Series 7019) 3.69% due 01/01/2033 (a)	12,175,000
77,800,000	Norfolk, Virginia IDA Pooled Finance (Sentara Health System Group) CP 3.74% due 09/07/2007	77,800,000
3,160,000	Portsmouth, Virginia (ROCS RR II R 6054) VRDN 3.67% due 04/01/2021 (a)	3,160,000
21,830,000	Richmond, Virginia IDA Educational Facilities (Church Schools) DDN 3.70% due 05/01/2035 (a)	21,830,000
2,000,000	Sussex County, Virginia IDA IDR (McGill Environmental System Project) VRDN 3.75% due 03/01/2021 (a)	2,000,000
	Virginia State Housing Development Auth VRDN:
5,325,000	(Merlots — Series B-16) 3.73% due 01/01/2031 (a)	5,325,000
13,000,000	(Merlots — Series B-18) 3.73% due 07/01/2018 (a)	13,000,000
3,240,000	(Merlots — Series B-19) 3.73% due 04/01/2033 (a)	3,240,000
7,360,000	(Merlots — Series C-03) 3.73% due 01/01/2017 (a)	7,360,000
4,800,000	(Merlots — Series C-42) 3.73% due 07/01/2023 (a)	4,800,000

Washington — 5.0%
3,050,000	Bellevue, Washington (Eagle 20041011 CL-A) VRDN 3.68% due 12/01/2043 (a)	3,050,000
4,465,000	Central Puget Sound Washington Regional Auth Sales & Use Tax Rev (Putters — Series 755) VRDN 3.68% due 11/01/2012 (a)	4,465,000
	Clark County, Washington Public Utility District VRDN:
10,795,000	(Merlots — Series A-03) 3.68% due 01/01/2010 (a)	10,795,000
5,000,000	(Merlots — Series A-116) 3.72% due 01/01/2020 (a)	5,000,000
5,490,000	Clark County, Washington (Putters — Series 540) VRDN 3.68% due 06/01/2012 (a)	5,490,000
11,525,000	Eclipse Funding Trust 2007-0047 (Solar Eclipse — Chelan County Washington Public Utility) VRDN 3.66% due 07/01/2033 (a)	11,525,000
2,900,000	Everett, Washington IDC (Partners Trust — Synor Project) VRDN 3.70% due 10/01/2021 (a)	2,900,000
6,000,000	Everett, Washington Public Facilities District Project Rev VRDN 3.75% due 04/01/2036 (a)	6,000,000
	Goat Hill Property, Washington Lease Rev VRDN:
4,760,000	(Putters — Series 705) 3.67% due 12/01/2012 (a)	4,760,000
1,325,000	(ROCS RR II R 2173) 3.67% due 12/01/2023 (a)	1,325,000
	Grant County, Washington Public Utility District Rev VRDN:
3,465,000	(ROCS RR II R 2039) 3.67% due 01/01/2019 (a)	3,465,000
18,495,000	(ROCS RR II R 9113) 3.67% due 01/01/2037 (a)	18,495,000

Washington — (continued)
	King County, Washington Sewer Rev VRDN:
$43,380,000	(Eagle 20060160 CL-A) 3.67% due 01/01/2036 (a)	$43,380,000
17,300,000	(Floaters — Series 1874) 3.66% due 01/01/2042 (a)	17,300,000
25,675,000	(ROCS RR II R 11098) 3.68% due 01/01/2036 (a)	25,675,000
16,700,000	(Series A) 3.75% due 09/13/2007 (a)	16,700,000
	King County, Washington VRDN:
5,610,000	(Putters — Series 1015) 3.67% due 06/01/2013 (a)	5,610,000
6,175,000	(ROCS RR II R 2119) 3.67% due 06/01/2021 (a)	6,175,000
8,500,000	Municipal Securities Trust Certificate (Washington State — Series 3042) VRDN 3.67% due 04/27/2023 (a)	8,500,000
23,600,000	Municipal Securities Trust Certificate Class A (Washington State Motor Vehicle Fuel Sales Tax Rev — Series 2001-112) DDN 3.73% due 01/07/2021 (a)	23,600,000
15,225,000	Municipal Securities Trust Certificate (Washington State Motor Vehicle Fuel — Series 2001-112) DDN 3.67% due 09/04/2014 (a)	15,225,000
6,900,000	Municipal Securities Trust Certificate (Washington State — Series 2007-300) VRDN 3.66% due 01/08/2015 (a)	6,900,000
2,200,000	Pierce County, Washington EDC Rev VRDN 3.76% due 05/01/2027 (a)	2,200,000
	Pierce County, Washington School District VRDN:
5,175,000	(Merlots — Series D-09) 3.68% due 12/01/2024 (a)	5,175,000
6,375,000	(Putters — Series 950) 3.68% due 06/01/2013 (a)	6,375,000
44,220,000	(Putters — Series 1803) 3.67% due 12/01/2010 (a)	44,220,000
3,400,000	Port Bellingham, Washington IDC Rev (Wood Stone Corp. Project) VRDN 3.76% due 02/01/2027 (a)	3,400,000
	Port Seattle, Washington Rev CP:
29,450,000	(Series A-1) 3.79% due 08/10/2007	29,450,000
13,460,000	(Series A-2) 3.75% due 09/10/2007	13,460,000
	Port Seattle, Washington Rev VRDN:
5,790,000	(Merlots — C-13) 3.73% due 07/01/2023 (a)	5,790,000
10,920,000	(ROCS RR II R 7015) 3.67% due 03/01/2022 (a)	10,920,000
5,585,000	Port Tacoma, Washington Rev (Merlots — Series 123) VRDN 3.75% due 12/01/2008 (a)	5,585,000
2,910,000	Seattle, Washington Housing Auth Rev (Wedgewood Estate Project) VRDN 3.69% due 09/01/2036 (a)	2,910,000
7,000,000	Seattle, Washington Housing Auth Rev (High Point Project Phase II) VRDN 3.69% due 03/01/2039 (a)	7,000,000
26,280,000	Seattle, Washington Municipal Light & Power Rev (Municipal Securities Trust Rcpts — Series SGA-85) DDN 3.73% due 10/01/2023 (a)	26,280,000
	Seattle, Washington Municipal Light & Power Rev VRDN:
28,175,000	(Merlots — Series A-56) 3.68% due 03/01/2015 (a)	28,175,000
6,680,000	(Putters — Series 668) 3.67% due 08/01/2012 (a)	6,680,000
18,500,000	Snohomish County, Washington Public Utility District (Electric Rev Municipal Securities Trust Rcpts — SGA-124) DDN 3.73% due 12/01/2024 (a)	18,500,000
	Snohomish County, Washington Public Utility District VRDN:
5,180,000	(ROCS RR II R 6031) 3.67% due 12/01/2023 (a)	5,180,000
7,390,000	(ROCS RR II R 6055) 3.67% due 12/01/2022 (a)	7,390,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)    23

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value (Note 1a)

Washington — (concluded)
$10,220,000	Tacoma, Washington (Putters — Series 1220) VRDN 3.67% due 12/01/2012 (a)	$10,220,000
5,715,000	Washington State Floating Certificate Trust —Austin Trust (Series 2002-C) GO VRDN 3.67% due 07/01/2023 (a)	5,715,000
	Washington State VRDN:
22,700,000	(Eagles 20070006 CL A) 3.66% due 01/01/2031 (a)	22,700,000
15,985,000	(Floaters — Series 389) 3.66% due 07/01/2018 (a)	15,985,000
2,770,000	(Floaters — Series 1519) 3.67% due 06/01/2028 (a)	2,770,000
6,265,000	(Merlots — Series A-101) 3.68% due 07/01/2019 (a)	6,265,000
12,450,000	(Merlots — Series B-09) 3.68% due 07/01/2023 (a)	12,450,000
6,725,000	(Putters — Series 748) 3.67% due 01/01/2013 (a)	6,725,000
27,655,000	(Putters — Series 1379) 3.67% due 01/01/2013 (a)	27,655,000
8,570,000	(ROCS RR II R 4077) 3.67% due 07/01/2024 (a)	8,570,000
7,760,000	(ROCS RR II R 6090) 3.67% due 07/01/2022 (a)	7,760,000
5,635,000	Washington State EDF Auth Lease Rev (Merlots — Series D-08) VRDN 3.68% due 06/01/2025 (a)	5,635,000
4,000,000	Washington State EDR Auth Solid Waste Disposal Rev (Waste Management Inc. Project — Series D) VRDN 3.67% due 07/01/2027 (a)	4,000,000
5,875,000	Washington State EDR EDR (Northwest Center Project — Series A) VRDN 3.65% due 03/01/2030 (a)	5,875,000
8,750,000	Washington State EDR (Mount Ainstar Resort — Series C) DDN 3.80% due 10/01/2023 (a)	8,750,000
9,000,000	Washington State Health Care Facilities Auth Rev (ROCS RR II R 510 CE) VRDN 3.67% due 07/01/2038 (a)	9,000,000
38,000,000	Washington State Health Care Facilities Auth Rev (Swedish Health Services) VRDN 3.71% due 11/15/2026 (a)	38,000,000
9,000,000	Washington State Higher Education Facilities Auth Rev (St. Martins University Project) VRDN 3.67% due 02/01/2037 (a)	9,000,000
	Washington State Housing Finance Community M/F Housing Rev DDN:
10,620,000	(Country Club Apartments — Series A) 3.74% due 08/01/2032 (a)	10,620,000
10,625,000	(Heatherwood Apartments Project — Series A) 3.71% due 06/01/2037 (a)	10,625,000
9,225,000	(Mill Pointe Apartments Project — Series A) 3.71% due 06/01/2037 (a)	9,225,000
11,050,000	(Springfield Meadows Apartments — Series A) 3.71% due 06/01/2037 (a)	11,050,000
	Washington State Housing Finance Community Nonprofit Rev (Eastside Catholice School) VRDN:
2,000,000	(Series A) 3.65% due 07/01/2038 (a)	2,000,000
5,000,000	(Series B) 3.65% due 07/01/2038 (a)	5,000,000
10,395,000	Washington State Housing Finance Community M/F Housing Rev (Merrill Gardens Renton — Series A) VRDN 3.70% due 12/01/2040 (a)	10,395,000
98,570,000	Washington State Housing Finance Community Nonprofit Housing Rev (Mirabella Project — Series A) DDN 3.71% due 03/01/2036 (a)	98,570,000
	Washington State Housing Finance Community VRDN:
4,465,000	(Putters — Series 1335) 3.71% due 12/01/2009 (a)	4,465,000
5,455,000	(ROCS RR II R 11068) 3.70% due 12/01/2038 (a)	5,455,000
5,995,000	Washington State University Rev (ROCS RR II R 595) VRDN 3.68% due 10/01/2031 (a)	5,995,000

West Virginia — 0.2%
$4,000,000	Berkeley County, West Virginia IDR (Mack Industry Inc. Project) VRDN 3.76% due 12/01/2026 (a)	$4,000,000
2,155,000	Cabell County, West Virginia Bldg Community Rev (Pressley Ridge Schools Project) VRDN 3.69% due 08/01/2022 (a)	2,155,000
10,685,000	West Virginia State Hospital Finance Auth Rev (Pallottine Health — Series A-1) VRDN 3.62% due 10/01/2033 (a)	10,685,000
4,960,000	West Virginia State (Putters — Series 1114) VRDN 3.67% due 06/01/2013 (a)	4,960,000
3,855,000	West Virginia University Rev (Merlots — Series A-15) VRDN 3.68% due 04/01/2028 (a)	3,855,000

Wisconsin — 5.0%
18,985,000	ABN-AMRO Muni Tops 2001-32 — Wisconsin State VRDN 3.67% due 05/01/2022 (a)	18,985,000
21,000,000	Appleton, Wisconsin Area School District TRAN 4.25% due 09/28/2007	21,021,247
15,000,000	Appleton, Wisconsin Redevelopment Auth Rev (Cities Per Arts — Series B) VRDN 3.65% due 06/01/2036 (a)	15,000,000
6,000,000	Germantown, Wisconsin School District (Formerly Germantown Village) TRAN 4.13% due 08/24/2007	6,001,926
3,700,000	Greenfield, Wisconsin School District BAN 4.25% due 11/30/2007	3,704,064
400,000	Janesville, Wisconsin IDR (Lamson & Sessions Co. Project) VRDN 3.75% due 09/01/2007 (a)	400,000
3,155,000	Manitowoc, Wisconsin Electric Rev (ROCS RR II R 2177) VRDN 3.67% due 10/01/2024 (a)	3,155,000
4,900,000	Menomonee Falls, Wisconsin School District TRAN 4.25% due 08/24/2007	4,901,827
10,000,000	Milwaukee, Wisconsin Redevelopment Auth Lease Rev (University Wisconsin — Kenilworth Project) VRDN 3.60% due 09/01/2040 (a)	10,000,000
	Milwaukee, Wisconsin Redevelopment Auth Rev VRDN:
18,660,000	(Cathedral Place Package Facilities Project) 3.68% due 05/01/2025 (a)	18,660,000
3,300,000	(Wisconsin Humane Society Inc. Project) 3.79% due 03/01/2019 (a)	3,300,000
14,670,000	Milwaukee, Wisconsin Redevelopment Auth Rev (YMCA — Milwaukee Project) DDN 3.75% due 07/01/2034 (a)	14,670,000
4,000,000	New Richmond, Wisconsin School District BAN 4.13% due 06/06/2008	4,008,320
27,000,000	Oconomowoc, Wisconsin Area School District BAN 3.75% due 11/30/2007	27,004,492
1,920,000	Sturtevant, Wisconsin IDR (Andis Co. Project — Series A) VRDN 3.77% due 12/01/2016 (a)	1,920,000
2,900,000	Wauwatosa, Wisconsin Housing Auth Rev (Hart Park Square Project) VRDN 3.75% due 03/01/2034 (a)	2,900,000
5,975,000	Wisconsin Public Power Inc. System (Supply System Rev — Putters — Series 1150) VRDN 3.67% due 07/01/2013 (a)	5,975,000
11,600,000	Wisconsin Rural Water Construction Loan BAN 4.50% due 08/01/2008	11,684,130

24    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (concluded)

Face Amount	Issue	Value (Note 1a)

Wisconsin — (concluded)
	Wisconsin State GO ECN CP:
$28,620,000	(Series 2000-A) 3.72% due 08/09/2007	$28,620,000
18,245,000	(Series 2000-B) 3.70% due 08/07/2007	18,245,000
40,215,000	(Series 2000-C) 3.72% due 10/05/2007	40,215,000
12,735,000	(Series 2002-A) 3.78% due 08/06/2007	12,735,000
37,650,000	(Series 2004-A) 3.78% due 08/06/2007	37,650,000
25,000,000	(Series 2004-A) 3.75% due 08/08/2007	25,000,000
28,215,000	(Series 2006-A) 3.78% due 08/06/2007	28,215,000
20,000,000	(Series 2006-A) 3.72% due 08/14/2007	20,000,000
14,735,000	(Series 2006-A) 3.70% due 09/05/2007	14,735,000
20,000,000	(Series 2006-A) 3.74% due 09/07/2007	20,000,000
6,000,000	(Series 2006-B) 3.72% due 08/09/2007	6,000,000
15,860,000	(Series 2006-B) 3.70% due 09/05/2007	15,860,000
6,860,000	(Series 2006-B) 3.74% due 09/07/2007	6,860,000
	Wisconsin State Health & Educational Facilities Auth Rev DDN:
46,700,000	(Aurora Health Care — Series C) 3.64% due 04/01/2028 (a)	46,700,000
9,265,000	(Gundersen Lutheran — Series A) 3.70% due 12/01/2015 (a)	9,265,000
5,700,000	(Gundersen Lutheran — Series B) 3.70% due 12/01/2029 (a)	5,700,000
18,170,000	(Lutheran College Project) 3.75% due 06/01/2033 (a)	18,170,000
18,740,000	(ProHealth Inc. — Series B) 3.70% due 08/15/2030 (a)	18,740,000
1,930,000	(Riverview Hospital Assn) 3.75% due 10/01/2030 (a)	1,930,000
	Wisconsin State Health & Educational Facilities Auth Rev VRDN:
6,300,000	(Attic Angel Obligated) 3.65% due 11/01/2028 (a)	6,300,000
1,045,000	(Hospicecare Holdings Inc.) 3.64% due 05/01/2030 (a)	1,045,000
7,000,000	(Lutheran College Project) 3.70% due 09/01/2031 (a)	7,000,000
9,625,000	(Maranatha Baptist) 3.66% due 08/01/2026 (a)	9,625,000
11,500,000	(Marshfield — Series B) 3.65% due 01/15/2036 (a)	11,500,000
18,450,000	(Meriter Hospital Inc. Project) 3.75% due 12/01/2032 (a)	18,450,000
12,000,000	(Oakwood Village) 3.65% due 03/01/2035 (a)	12,000,000
5,810,000	(St. John’s Community) 3.65% due 10/01/2022 (a)	5,810,000
4,900,000	Wisconsin Housing & Economic Development Auth (Home Ownership Rev — ROCS RR II R 11136) VRDN 3.70% due 03/01/2028 (a)	4,900,000
44,300,000	Wisconsin State Operating Notes BAN 4.50% due 06/16/2008	44,583,925
	Wisconsin State Petroleum Inspection Fee Rev Bonds CP:
16,000,000	3.72% due 08/09/2007	16,000,000
50,000,000	3.78% due 08/08/2007	50,000,000
16,300,000	3.78% due 08/06/2007	16,300,000
30,000,000	3.78% due 08/06/2007	30,000,000
30,000,000	3.78% due 08/07/2007	30,000,000
	Wisconsin State Transportation VRDN:
8,060,000	(Floaters — Series 52) 3.67% due 07/01/2027 (a)	8,060,000
7,559,000	(Floaters — Series 1864) 3.66% due 07/01/2020 (a)	7,559,000
	Wisconsin State VRDN:
8,930,000	(Putters — Series 531) 3.67% due 11/01/2012 (a)	8,930,000
6,680,000	(Putters — Series 1268) 3.67% due 05/01/2020 (a)	6,680,000
6,680,000	(Putters — Series 1268) 3.97% due 05/01/2020 (a)	6,680,000

Wyoming — 0.1%
	Laramine County, Wyoming IDR (Cheyenne Light Fuel & Power Co.) VRDN:
$ 5,000,000	(Series 97-A) 3.77% due 03/01/2027 (a)	$5,000,000
3,500,000	(Series 97-B) 3.77% due 09/01/2021 (a)	3,500,000

Total Investments — 99.2% (Cost $16,812,332,439)	16,812,332,439
Other Assets Less Liabilities — 0.8%	127,942,525
Net Assets	$16,940,274,964

(a)	The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at July 31, 2007. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

Portfolio Abbreviations for Master Institutional Tax-Exempt Fund

Assn	Association
Auth	Authority
BAN	Bond Anticipation Notes
Bldg	Building
CP	Commercial Paper
DDN	Daily Demand Notes
ECN	Economic Commercial Notes
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
EDF	Economic Development Financing
EFR	Environmental Facilities Revenue
FXRDN	Fixed Rate Demand Notes
GO	General Obligation
IBR	Industrial Building Revenue
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
IFA	Industrial Finance Agency
IFC	Industrial Facilities Corporation
M/F	Multi-Family
Merlots	Municipal Extendible Receipts Liquidity Option Tender Securities
Muni	Municipal
PCR	Pollution Control Revenue
Putters	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
Rcpts	Receipts
Rev	Revenue
ROCS	Reset Option Certificates
S/F	Single Family
TAN	Tax Anticipation Notes
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)    25

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

By:	______________________________

Robert C. Doll, Jr.,

Chief Executive Officer (principal executive officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	_______________________________

Robert C. Doll, Jr.,

Chief Executive Officer (principal executive officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: September 20, 2007

By:	_______________________________
William M. Breen,

Chief Financial Officer (principal financial officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: September 20, 2007

2